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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811- 3826
                                                     ---------

           AIM Sector Funds (Successor to: AIM Sector Funds, Inc.)
          -----------------------------------------------------------
              (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               -------------------------------------------------
              (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
       ------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (713) 626-1919
                                                          --------------

                          Date of fiscal year end: 3/31
                                                   ----

                        Date of reporting period: 9/30/03
                                                  -------

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on December 5, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                                                             INVESCO Energy Fund

                                                              September 30, 2003

                                                                      Semiannual
                                                          Report to Shareholders

                                       INVESCO Energy Fund seeks capital growth.


                                        Your goals Our solutions --Servicemark--
                                          [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

[LOGO]                 This report may be distributed only to shareholders or to
                     persons who have received a current prospectus of the fund.

FUND DATA

COUNTRY COMPOSITION
--------------------------------------------------------------------------------

[PIE CHART]


                      TOTAL NUMBER OF HOLDING       37
                      ---------------------------------
                      TOTAL NET ASSETS   $233.3 million
                      ---------------------------------

                      AVERAGE ANNUAL TOTAL RETURNS
                      ---------------------------------
                      Including sales charges
                      Class A Shares
                      ---------------------------------
                      Inception (3/28/02)        -8.47%
                      ---------------------------------
                       1 Year                     8.92
                      ---------------------------------
                      Class B Shares
                      ---------------------------------
                      Inception (3/28/02)        -8.21%
                      ---------------------------------
                       1 Year                     9.48
                      ---------------------------------
                      Class C Shares
                      ---------------------------------
                      Inception (2/14/00)         7.81%
                      ---------------------------------
                       1 Year                    13.44
                      ---------------------------------
                      Class K Shares
                      ---------------------------------
                      Inception (11/30/00)       -0.66%
                      ---------------------------------
                       1 Year                    15.03
                      ---------------------------------
                      Investor Class Shares
                      ---------------------------------
                      Inception (1/19/84)         7.47%
                      ---------------------------------
                      10 Years                    8.30
                      ---------------------------------
                       5 Years                   12.03
                      ---------------------------------
                       1 Year                    15.08
                      ---------------------------------

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEXES
--------------------------------------------------------------------------------
Total returns 3/31/03-9/30/03
 excluding sales charges


                    Class A Shares                      5.82%
                   ------------------------------------------
                    Class B Shares                      5.50
                   ------------------------------------------
                    Class C Shares                      5.53
                   ------------------------------------------
                    Class K Shares                      5.79
                   ------------------------------------------
                    Investor Class Shares               5.77
                   ------------------------------------------
                    S&P 500 Index                      18.44
                   ------------------------------------------

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*
--------------------------------------------------------------------------------

                    1. Murphy Oil Corp.                  5.2%
                   ------------------------------------------
                    2. BP PLC-ADR (United Kingdom)       5.1
                   ------------------------------------------
                    3. Apache Corp.                      3.8
                   ------------------------------------------
                    4. Kerr-McGee Corp.                  3.8
                   ------------------------------------------
                    5. Talisman Energy Inc.(Canada)      3.8
                   ------------------------------------------
                    6. Burlington Resources Inc.         3.3
                   ------------------------------------------
                    7. Total S.A.-ADR (France)           3.3
                   ------------------------------------------
                    8. Nabors Industries, Ltd. (Bermuda) 3.1
                   ------------------------------------------
                    9. Pioneer Natural Resources Co.     3.1
                   ------------------------------------------
                   10. Schlumberger Ltd. (Netherlands)   3.1
                   ------------------------------------------

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

TOP INDUSTRIES*
--------------------------------------------------------------------------------

             1. Oil & Gas Exploration & Production             31.6%
            --------------------------------------------------------
             2. Integrated Oil & Gas                           26.7
            --------------------------------------------------------
             3. Oil & Gas Equipment & Services                 18.1
            --------------------------------------------------------
             4. Oil & Gas Drilling                              9.5
            --------------------------------------------------------
             5. Oil & Gas Refining, Marketing & Transportation  6.9
            --------------------------------------------------------
             6. Gas Utilities                                   2.3
            --------------------------------------------------------
             7. Multi-Utilities                                 1.8
            --------------------------------------------------------

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Energy Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Had the advisor not waived fees and/or reimbursed expenses on Class C and Class K shares, returns for these share classes would have been lower.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

[_] Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] Portfolio turnover is greater than most funds, which may affect performance.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R)) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

[_] In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

                               DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund's board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund's shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund's investments.

   It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund's prospectus. We're excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you'll find a report on the fund's performance during the reporting period.

   While these are some key steps we've taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

   As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

   We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

   We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Energy Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham
Chairman and President
November 10, 2003


[PHOTO of Robert H. Graham appears here]   We have never permitted late trading
                                           in fund shares and support actions
                                           that can be taken to strengthen
                                           protection of funds against late
                                           trading by intermediaries.

                                              Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
This is the semiannual report for INVESCO Energy Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

   For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.

   We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find current manager commentary, quarterly updates, as well as the most recent performance data.

   And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

Energy stocks rose during the six-month reporting period ended September 30, 2003, but they generally trailed the broad U.S. stock market. The fund's Investor Class shares returned 5.77%, while its broad-market index, the S&P 500--often used as a measure of U.S. stock market performance as a whole--returned 18.44%. For performance of other share classes, please see the table on the inside front cover.

   During the six months ended September 30, 2003, crude oil prices experienced short-term fluctuations. Fund manager John S. Segner views these short-term moves in commodity prices as relatively inconsequential and believes the energy sector is being driven by ever-growing demand and tight oil inventories. Additionally, he believes an accelerating economic expansion could further magnify these dynamics.

   Mr. Segner believes strong stock selection coupled with significant exposure to integrated oil and gas as well as exploration and production companies enhanced fund returns. Conversely, he felt that some U.S. oil services and natural gas stocks detracted from performance, as investors rotated out of these stocks into other sectors of the market.

   Murphy Oil, a worldwide oil and gas exploration and production company, posted strong returns during the reporting period, making it the top contributor to fund performance. Talisman Energy, a large diversified oil and gas company based in Canada, was another positive contributor, with the company reporting record high cash flow and earnings in the first half of 2003. On a negative note, Nabors Industries, a large drilling company, detracted from fund performance as oil service company stocks were out of favor during much of the period.

Your goals. Our solutions.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

/s/ Ray Cunningham

Ray Cunningham
President and CEO,
INVESCO Funds Group, Inc.
September 30, 2003


                          Energy stocks rose during the
                           six-month reporting period
                           ended September 30, 2003,
                         but they generally trailed the
                            broad U.S. stock market.



[PHOTO of Ray Cunningham appears here]       Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)


                                                          MARKET
                                                SHARES    VALUE
             ------------------------------------------------------
             DOMESTIC COMMON STOCKS-69.90%

             Gas Utilities-2.25%
             Kinder Morgan, Inc.                 97,000 $ 5,238,970
             ------------------------------------------------------

             Integrated Oil & Gas-16.35%
             ChevronTexaco Corp.                100,000   7,145,000
             ------------------------------------------------------
             ConocoPhillips                     130,000   7,117,500
             ------------------------------------------------------
             Exxon Mobil Corp.                  160,000   5,856,000
             ------------------------------------------------------
             Murphy Oil Corp.                   208,000  12,220,000
             ------------------------------------------------------
             Occidental Petroleum Corp.         165,000   5,812,950
             ------------------------------------------------------
                                                         38,151,450
             ------------------------------------------------------

             Multi-Utilities & Unregulated Power-1.77%
             El Paso Corp.                      565,000   4,124,500
             ------------------------------------------------------

             Oil & Gas Drilling-4.24%
             Pride International, Inc. (a)      217,800   3,691,710
             ------------------------------------------------------
             Rowan Cos., Inc. (a)               252,000   6,194,160
             ------------------------------------------------------
                                                          9,885,870
             ------------------------------------------------------

             Oil & Gas Equipment & Services-12.56%
             BJ Services Co. (a)                118,000   4,032,060
             ------------------------------------------------------
             Cal Dive International, Inc. (a)   247,000   4,801,680
             ------------------------------------------------------
             FMC Technologies, Inc. (a)         210,000   4,498,200
             ------------------------------------------------------
             Grant Prideco, Inc. (a)            270,000   2,751,300
             ------------------------------------------------------
             Maverick Tube Corp. (a)            330,000   5,121,600
             ------------------------------------------------------
             National-Oilwell, Inc. (a)         300,000   5,442,000
             ------------------------------------------------------
             Smith International, Inc. (a)       74,000   2,662,520
             ------------------------------------------------------
                                                         29,309,360
             ------------------------------------------------------

             Oil & Gas Exploration & Production-25.84%
             Apache Corp.                       128,000   8,875,520
             ------------------------------------------------------
             Burlington Resources Inc.          161,000   7,760,200
             ------------------------------------------------------
             Devon Energy Corp.                 122,000   5,879,180
             ------------------------------------------------------
             EOG Resources, Inc.                170,000   7,095,800
             ------------------------------------------------------
             Kerr-McGee Corp.                   197,000   8,794,080
             ------------------------------------------------------
             Magnum Hunter Resources, Inc. (a)  450,000   3,595,500
             ------------------------------------------------------
             Noble Energy, Inc.                 140,000   5,362,000
             ------------------------------------------------------
             Pioneer Natural Resources Co. (a)  285,000   7,256,100
             ------------------------------------------------------
             Westport Resources Corp. (a)       240,000   5,649,600
             ------------------------------------------------------
                                                         60,267,980
             ------------------------------------------------------


See Notes to Financial Statements.

                                                                        MARKET
                                                            SHARES      VALUE
----------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-(CONTINUED)

Oil & Gas Refining, Marketing & Transportation-6.89%
Enbridge Energy Management, LLC (a)                          157,000 $  6,959,810
----------------------------------------------------------------------------------
Sunoco, Inc.                                                  84,000    3,378,480
----------------------------------------------------------------------------------
Valero Energy Corp.                                          150,000    5,740,500
----------------------------------------------------------------------------------
                                                                       16,078,790
----------------------------------------------------------------------------------
    Total Domestic Common Stocks
     (Cost $143,101,709)                                              163,056,920
----------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-26.89%

Bermuda-5.54%
Nabors Industries, Ltd. (Oil & Gas Drilling) (a)             195,000    7,265,700
----------------------------------------------------------------------------------
Weatherford International Ltd.
 (Oil & Gas Equipment & Services) (a)                        150,000    5,667,000
----------------------------------------------------------------------------------
                                                                       12,932,700
----------------------------------------------------------------------------------

Canada-5.79%
EnCana Corp. (Oil & Gas Exploration & Production)            130,000    4,729,400
----------------------------------------------------------------------------------
Talisman Energy Inc.
 (Oil & Gas Exploration & Production)                        185,000    8,776,400
----------------------------------------------------------------------------------
                                                                       13,505,800
----------------------------------------------------------------------------------

Cayman Islands-2.14%
Transocean Inc. (Oil & Gas Drilling) (a)                     250,000    5,000,000
----------------------------------------------------------------------------------

France-3.25%
Total S.A.-ADR (Integrated Oil & Gas)                        100,000    7,580,000
----------------------------------------------------------------------------------

Netherlands-5.12%
Royal Dutch Petroleum Co.-New York Shares
 (Integrated Oil & Gas)                                      108,000    4,773,600
----------------------------------------------------------------------------------
Schlumberger Ltd. (Oil & Gas Equipment & Services)           148,000    7,163,200
----------------------------------------------------------------------------------
                                                                       11,936,800
----------------------------------------------------------------------------------

United Kingdom-5.05%
BP PLC-ADR (Integrated Oil & Gas)                            280,000   11,788,000
----------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests (Cost
     $59,027,458)                                                      62,743,300
----------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.79%
INVESCO Treasurer's Series Money Market Reserve Fund
 (Cost $8,837,846) (b)                                     8,837,846    8,837,846
----------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.58%
 (Cost $210,967,013)                                                  234,638,066
----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.58%)                                  (1,361,620)
----------------------------------------------------------------------------------
NET ASSETS-100.00%                                                   $233,276,446
----------------------------------------------------------------------------------

Investment Abbreviations:

  ADR -AmericanDepositary Receipt

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)


ASSETS:
Investments, at market value (cost $202,129,167)                      $225,800,220
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $8,837,846)           8,837,846
-----------------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                                       406,086
-----------------------------------------------------------------------------------
  Dividends                                                                229,388
-----------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                   29,374
-----------------------------------------------------------------------------------
Other assets                                                                70,489
-----------------------------------------------------------------------------------
    Total assets                                                      $235,373,403
-----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                  1,429,694
-----------------------------------------------------------------------------------
  Capital stock reacquired                                                 365,944
-----------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                37,279
-----------------------------------------------------------------------------------
Accrued distribution fees                                                   55,121
-----------------------------------------------------------------------------------
Accrued directors' fees                                                      3,865
-----------------------------------------------------------------------------------
Accrued transfer agent fees                                                142,503
-----------------------------------------------------------------------------------
Accrued operating expenses                                                  62,551
-----------------------------------------------------------------------------------
    Total liabilities                                                 $  2,096,957
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $233,276,446
-----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                            $259,494,545
-----------------------------------------------------------------------------------
Undistributed net investment income (loss)                                (156,124)
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                    (49,733,028)
-----------------------------------------------------------------------------------
Unrealized appreciation of investment securities                        23,671,053
-----------------------------------------------------------------------------------
                                                                      $233,276,446
-----------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $ 11,971,841
          ------------------------------------------------------------
          Class B                                         $  2,069,728
          ------------------------------------------------------------
          Class C                                         $  9,410,709
          ------------------------------------------------------------
          Class K                                         $    570,565
          ------------------------------------------------------------
          Investor Class                                  $209,253,603
          ------------------------------------------------------------

          CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
          Class A:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                        671,372
          ------------------------------------------------------------
          Class B:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                        117,391
          ------------------------------------------------------------
          Class C:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                        542,120
          ------------------------------------------------------------
          Class K:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                         34,682
          ------------------------------------------------------------
          Investor Class:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                     11,771,342
          ------------------------------------------------------------
          Class A :
            Net asset value per share                     $      17.83
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $17.83 / 94.50%)        $      18.87
          ------------------------------------------------------------
          Class B :
            Net asset value and offering price per share  $      17.63
          ------------------------------------------------------------
          Class C :
            Net asset value and offering price per share  $      17.36
          ------------------------------------------------------------
          Class K :
            Net asset value and offering price per share  $      16.45
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      17.78
          ------------------------------------------------------------

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $141,644)                          $ 2,047,264
--------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                         22,953
--------------------------------------------------------------------------------------------
Interest                                                                             20,866
--------------------------------------------------------------------------------------------
Securities lending                                                                   10,981
--------------------------------------------------------------------------------------------
    Total investment income                                                       2,102,064
--------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                       932,940
--------------------------------------------------------------------------------------------
Administrative services fees                                                         60,976
--------------------------------------------------------------------------------------------
Custodian fees                                                                       18,249
--------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                            18,066
--------------------------------------------------------------------------------------------
  Class B                                                                             9,231
--------------------------------------------------------------------------------------------
  Class C                                                                            48,603
--------------------------------------------------------------------------------------------
  Class K                                                                             1,004
--------------------------------------------------------------------------------------------
  Investor Class                                                                    283,059
--------------------------------------------------------------------------------------------
Transfer agent fees:
  Class A                                                                            17,374
--------------------------------------------------------------------------------------------
  Class B                                                                             3,617
--------------------------------------------------------------------------------------------
  Class C                                                                            31,781
--------------------------------------------------------------------------------------------
  Class K                                                                             3,067
--------------------------------------------------------------------------------------------
  Investor Class                                                                    663,762
--------------------------------------------------------------------------------------------
Directors' fees                                                                      11,186
--------------------------------------------------------------------------------------------
Other                                                                               174,407
--------------------------------------------------------------------------------------------
    Total expenses                                                                2,277,322
--------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                            (48,051)
--------------------------------------------------------------------------------------------
    Net expenses                                                                  2,229,271
--------------------------------------------------------------------------------------------
Net investment income (loss)                                                       (127,207)
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain from:
  Investment securities                                                          12,368,580
--------------------------------------------------------------------------------------------
  Foreign currencies                                                                     30
--------------------------------------------------------------------------------------------
                                                                                 12,368,610
--------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities                    2,034,310
--------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                       14,402,920
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $14,275,713
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)


                                                                                 SEPTEMBER 30,   MARCH 31,
                                                                                     2003          2003
-------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                   $   (127,207) $  (1,726,890)
-------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies       12,368,610    (15,926,301)
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities     2,034,310    (32,597,193)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                14,275,713    (50,250,384)
-------------------------------------------------------------------------------------------------------------
Share transactions--net:
  Class A                                                                           2,340,100      9,838,426
-------------------------------------------------------------------------------------------------------------
  Class B                                                                             483,768      1,520,882
-------------------------------------------------------------------------------------------------------------
  Class C                                                                            (707,644)    (1,048,435)
-------------------------------------------------------------------------------------------------------------
  Class K                                                                             263,417        257,361
-------------------------------------------------------------------------------------------------------------
  Investor Class                                                                  (34,890,591)   (79,605,582)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions       (32,510,950)   (69,037,348)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                         (18,235,237)  (119,287,732)
-------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                             251,511,683    370,799,415
-------------------------------------------------------------------------------------------------------------
  End of period                                                                  $233,276,446  $ 251,511,683
-------------------------------------------------------------------------------------------------------------

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Energy Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Notes to Financial Statements
September 30, 2003
(Unaudited)

     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Investor Class shares to 1.65%, 2.30%, 2.30% and 1.75%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $0, $3,084, $18,677, $2,238 and $0, for Class A, Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $232 and $3,337 for Class B and Class K shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $0, $0, $11,128, $2,343 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $0, $3,899, $27,652, $7,733 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.
  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $60,976 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $527,874 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund's average daily net assets of Class K shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $9,410, $4,975, $23,615, $594 and $136,962, respectively. Prior to July 1,
2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $8,656, $4,256, $24,988, $410 and $146,097, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $12,387 in front-end sales commissions from the sale of Class A shares and $0, $580, $892 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $3,552 in front-end sales commissions from the sale of Class A shares and $0, $2,506, $5,141 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $453 and security brokerage transactions of $20,030 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $20,483.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--PORTFOLIO SECURITIES LOANED

  The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
  At September 30, 2003, there were no securities on loan to brokers. For the six months ended September 30, 2003, the Fund received fees of $10,981 for securities lending.

NOTE 6--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $49,831 with a weighted average interest rate of 1.53% and interest expense of $383 and the Fund had average daily lendings of $19,005 with a weighted average interest rate of 1.47% and interest income of $140.

  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                  EXPIRATION                      CARRYFORWARD
                  --------------------------------------------
                  March 31, 2010                  $23,759,009
                  --------------------------------------------
                  March 31, 2011                   34,688,770
                  --------------------------------------------
                  Total capital loss carryforward $58,447,779
                  --------------------------------------------

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $102,291,898 and $133,147,928, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
   -------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $26,733,257
   -------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (5,241,887)
   -------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $21,491,370
   -------------------------------------------------------------------------

Cost of investments for tax purposes is $213,146,696.
NOTE 9--CAPITAL STOCK

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                        CHANGES IN SHARES OUTSTANDING
    -----------------------------------------------------------------------
                          SIX MONTHS ENDED              YEAR ENDED
                         SEPTEMBER 30, 2003           MARCH 31, 2003
                      ------------------------  --------------------------
                        SHARES       AMOUNT        SHARES        AMOUNT
    -----------------------------------------------------------------------
    Sold:
      Class A            341,805  $  6,200,301    1,144,145  $  19,736,581
    -----------------------------------------------------------------------
      Class B             34,860       613,351       93,080      1,571,590
    -----------------------------------------------------------------------
      Class C            308,617     5,409,824      984,511     16,754,905
    -----------------------------------------------------------------------
      Class K             61,496     1,008,708       22,288        343,185
    -----------------------------------------------------------------------
      Investor Class   2,732,192    49,021,579   12,665,097    218,874,059
    -----------------------------------------------------------------------
    Reacquired:
      Class A           (212,435)   (3,860,201)    (602,143)    (9,898,155)
    -----------------------------------------------------------------------
      Class B             (7,340)     (129,583)      (3,209)       (50,708)
    -----------------------------------------------------------------------
      Class C           (347,956)   (6,117,468)  (1,052,371)   (17,803,340)
    -----------------------------------------------------------------------
      Class K            (45,416)     (745,291)      (5,719)       (85,824)
    -----------------------------------------------------------------------
      Investor Class  (4,706,449)  (83,912,170) (17,525,270)  (298,479,641)
    -----------------------------------------------------------------------
                      (1,840,626) $(32,510,950)  (4,279,591) $ (69,037,348)
    -----------------------------------------------------------------------

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                                   -------------------------
                                                                    SIX MONTHS
                                                                       ENDED         YEAR ENDED
                                                                   SEPTEMBER 30,     MARCH 31,
                                                                       2003             2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 16.85        $ 19.26
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           0.01          (0.05) (a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        0.97          (2.36)
--------------------------------------------------------------------------------------------------
    Total from investment operations                                     0.98          (2.41)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 17.83        $ 16.85
--------------------------------------------------------------------------------------------------
Total return (b)                                                         5.82%        (12.51)%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $11,972        $ 9,131
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.64% (c)      1.46%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              0.07% (c)     (0.33)%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                                43%           144%
--------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $10,323,263.
 (d) Not annualized for periods less than one year.

                                                                               CLASS B
                                                                   -------------------------
                                                                    SIX MONTHS
                                                                       ENDED         YEAR ENDED
                                                                   SEPTEMBER 30,     MARCH 31,
                                                                       2003             2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $16.71         $ 19.26
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.05)          (0.17) (a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       0.97           (2.38)
--------------------------------------------------------------------------------------------------
    Total from investment operations                                    0.92           (2.55)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $17.63         $ 16.71
--------------------------------------------------------------------------------------------------
Total return (b)                                                        5.50%         (13.24)%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $2,070         $ 1,502
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.30% (c)       2.33%
--------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        2.66% (c)       2.41%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.59)% (c)     (1.16)%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               43%            144%
--------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,846,260.
 (d) Not annualized for periods less than one year.

                                                                               CLASS C
                                                   ---------------------------------------------------------
                                                    SIX MONTHS                                   FEBRUARY 14, 2000
                                                       ENDED                                        (DATE SALES
                                                   SEPTEMBER 30,        YEAR ENDED MARCH 31,        COMMENCED)
                                                       2003         --------------------------   THROUGH MARCH 31,
                                                   -------------      2003      2002      2001         2000
----------------------------------------------------                -----------------------------
Net asset value, beginning of period                  $16.45        $ 18.98   $ 19.58   $17.39        $14.35
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                          (0.05)         (0.11)    (0.07)   (0.05)        (0.01) (a)
-------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                      0.96          (2.42)    (0.53)    3.67          3.05
-------------------------------------------------------------------------------------------------------------------
   Total from investment operations                     0.91          (2.53)    (0.60)    3.62          3.04
-------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                --             --        --    (1.43)           --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $17.36        $ 16.45   $ 18.98   $19.58        $17.39
-------------------------------------------------------------------------------------------------------------------
Total return (b)                                        5.53%        (13.33)%   (3.06)%  22.35%        21.11%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $9,411        $ 9,566   $12,324   $8,704        $   16
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
 (including interest expense):
 With expense reimbursements                            2.30% (c)      2.33%     2.27%    2.05%         2.05% (d)
-------------------------------------------------------------------------------------------------------------------
 Without expense reimbursements                         2.68% (c)      2.53%     2.27%    2.05%         2.05% (d)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets                                            (0.59)% (c)    (1.22)%   (1.08)%  (1.10)%       (1.11)% (d)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                               43%           144%      144%     166%          109%
-------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $9,720,634.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                             CLASS K
                                                   ----------------------------------------------------
                                                    SIX MONTHS                              NOVEMBER 30, 2000
                                                       ENDED              YEAR ENDED           (DATE SALES
                                                   SEPTEMBER 30,           MARCH 31,           COMMENCED)
                                                       2003         ---------------------   THROUGH MARCH 31,
                                                   -------------        2003        2002          2001
----------------------------------------------------                ------------------------
Net asset value, beginning of period                  $15.55        $ 17.98       $ 19.62        $16.76
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                          (0.00)         (0.14) (a)    (0.05)        (0.15)
--------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                      0.90          (2.29)        (1.59)         3.01
--------------------------------------------------------------------------------------------------------------
   Total from investment operations                     0.90          (2.43)        (1.64)         2.86
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.45        $ 15.55       $ 17.98        $19.62
--------------------------------------------------------------------------------------------------------------
Total return (b)                                        5.79%        (13.52)%       (8.36)%       17.06%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $  571        $   289       $    37        $    1
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With expense reimbursements                            1.75% (c)      2.07%        11.62%         3.11% (d)
--------------------------------------------------------------------------------------------------------------
 Without expense reimbursements                         4.25% (c)      5.36%        11.62%         3.11% (d)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets                                            (0.04)% (c)    (0.90)%      (10.45)%       (2.34)% (d)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                               43%           144%          144%          166%
--------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $446,247.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                                    INVESTOR CLASS
                                         -------------------------------------------------------------------------------
                                           SIX MONTHS                                                     FIVE MONTHS
                                              ENDED                                                          ENDED
                                          SEPTEMBER 30,                YEAR ENDED MARCH 31,                MARCH 31,
                                              2003         --------------------------------------            2000
                                         -------------          2003           2002           2001      -----------
------------------------------------------                 ----------------------------------------------
Net asset value, beginning of period       $  16.81        $  19.26       $  19.73       $  17.40        $  13.68
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                 (0.01)          (0.10) (a)     (0.07) (a)     (0.08) (a)       0.00
-------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                    0.98           (2.35)         (0.40)          3.84            3.72
-------------------------------------------------------------------------------------------------------------------------
   Total from investment operations            0.97           (2.45)         (0.47)          3.76            3.72
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income            --              --             --             --              --
-------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains           --              --             --          (1.43)             --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  17.78        $  16.81       $  19.26       $  19.73        $  17.40
-------------------------------------------------------------------------------------------------------------------------
Total return (b)                               5.77%         (12.72)%        (2.38)%        23.09%          27.19%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $209,254        $231,023       $358,439       $445,845        $221,432
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        1.79% (c)       1.69%          1.53%          1.41%           1.60% (d)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                        (0.08)% (c)    (0.57)%        (0.34)%        (0.35)%         (0.26)% (d)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                      43%            144%           144%           166%            109%
-------------------------------------------------------------------------------------------------------------------------

                                         --------------------

                                              YEAR ENDED
                                              OCTOBER 31,
                                         -------------------
                                            1999       1998
--------------------------------------------------------------
Net asset value, beginning of period     $  11.30   $  19.38
--------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                0.00       0.00
--------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                  2.39      (5.04)
--------------------------------------------------------------
   Total from investment operations          2.39      (5.04)
--------------------------------------------------------------
Less distributions:
 Dividends from net investment income       (0.01)     (0.01)
--------------------------------------------------------------
 Distributions from net realized gains         --      (3.03)
--------------------------------------------------------------
Net asset value, end of period           $  13.68   $  11.30
--------------------------------------------------------------
Total return (b)                            21.19%    (28.51)%
--------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $196,136   $137,455
--------------------------------------------------------------
Ratio of expenses to average net assets      1.68%      1.58%
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                      (0.05)%     0.01%
--------------------------------------------------------------
Portfolio turnover rate (e)                   279%       192%
--------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $226,447,529.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
     . An Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

  Also on October 28, 2003, the shareholders of the AIM Global Energy Fund (the "Selling Fund") approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Selling Fund would transfer substantially all of its assets to the INVESCO Energy Fund (the "Fund") in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 12--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    SUB-ADVISOR
                                                            (effective 11-25-03)
Jack M. Fields       Gary T. Crum                           INVESCO Institutional (N.A.), Inc.
                     Senior Vice President                  1360 Peachtree Street, N.E., Suite 100
Carl Frischling                                             Atlanta, GA 30309
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           TRANSFER AGENT
                                                            (effective 10-01-03)
Gerald J. Lewis      Ronald L. Grooms                       AIM Investment Services, Inc.
                     Vice President and Assistant Treasurer P.O. Box 4739
Prema Mathai-Davis                                          Houston, TX 77210-4739
                     Robert G. Alley
Lewis F. Pennock     Vice President                         CUSTODIAN
                                                            State Street Bank and Trust Company
Ruth H. Quigley      Stuart W. Coco                         225 Franklin Street
                     Vice President                         Boston, MA 02110
Louis S. Sklar
                     Melville B. Cox                        COUNSEL TO THE FUND
Larry Soll           Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Mark H. Williamson   Karen Dunn Kelley                      Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
                                                            Philadelphia, PA 19103-7599
                     Edgar M. Larsen
                     Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

          Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

          International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity 4

          Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

          Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

 1 Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2 AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3 Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
 4 Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                                        [LOGO]       I-ENE-SAR-1


                                        Your goals Our solutions --Servicemark--
                                          [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

                                                INVESCO Financial Services Fund

                                                             September 30, 2003

                                                                     Semiannual
                                                         Report to Shareholders

                       INVESCO Financial Services Fund seeks growth of capital.

                                        Your goals Our solutions --Servicemark--
                                          [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

Not FDIC Insured  May lose value  No bank guarantee

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN*
--------------------------------------------------------------------------------
Based on total equity holdings

[CHART APPEARS HERE]

Source: Lipper, Inc.

                    TOTAL NUMBER OF HOLDINGS*       56
                    ----------------------------------------
                    TOTAL NET ASSETS......... $848.3 million
                    ----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
Including sales charges


                          Class A Shares
                          ----------------------------
                          Inception (3/28/02).. -7.25%
                          ----------------------------
                           1 Year.............. 14.48
                          ----------------------------

                          Class B Shares
                          ----------------------------
                          Inception (3/28/02).. -6.58%
                          ----------------------------
                           1 Year.............. 15.31
                          ----------------------------

                          Class C Shares
                          ----------------------------
                          Inception (2/14/00).. 5.55%
                          ----------------------------
                           1 Year.............. 18.80
                          ----------------------------

                          Investor Class Shares
                          ----------------------------
                          Inception (6/2/86)... 14.31%
                          ----------------------------
                          10 Years............. 11.83
                          ----------------------------
                           5 Years.............  6.06
                          ----------------------------
                           1 Year.............. 21.04
                          ----------------------------

                          Class K Shares
                          ----------------------------
                          Inception (11/30/00). -1.67%
                          ----------------------------
                           1 Year.............. 21.00
                          ----------------------------

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEX
--------------------------------------------------------------------------------
Total Returns 3/31/03-9/30/03 excluding sales charges

                          Class A Shares....... 21.63%
                          ----------------------------
                          Class B Shares....... 21.21
                          ----------------------------
                          Class C Shares....... 20.95
                          ----------------------------
                          Class K Shares....... 21.59
                          ----------------------------
                          Investor Class Shares 21.58
                          ----------------------------
                          S&P 500 Index........ 18.44
                          ----------------------------

Source: Lipper, Inc.


                  TOP 10 EQUITY HOLDINGS*
                  -------------------------------------------
                   1. Merrill Lynch & Co., Inc.......... 6.6%
                  -------------------------------------------
                   2. Citigroup Inc..................... 6.3
                  -------------------------------------------
                   3. Wells Fargo & Co.................. 5.0
                  -------------------------------------------
                   4. Wachovia Corp..................... 5.0
                  -------------------------------------------
                   5. Bank of America Corp.............. 5.0
                  -------------------------------------------
                   6. American International Group, Inc. 4.9
                  -------------------------------------------
                   7. J.P. Morgan Chase & Co............ 3.8
                  -------------------------------------------
                   8. Lehman Brothers Holdings Inc...... 3.8
                  -------------------------------------------
                   9. American Express Co............... 3.3
                  -------------------------------------------
                  10. Allstate Corp. (The).............. 3.3
                  -------------------------------------------


                 TOP 10 INDUSTRIES*
                 ----------------------------------------------
                  1. Diversified Banks................... 18.4%
                 ----------------------------------------------
                  2. Investment Banking & Brokerage...... 14.3
                 ----------------------------------------------
                  3. Asset Management & Custody Banks.... 11.4
                 ----------------------------------------------
                  4. Property & Casualty Insurance.......  7.8
                 ----------------------------------------------
                  5. Other Diversified Financial Services  7.5
                 ----------------------------------------------
                  6. Consumer Finance....................  7.3
                 ----------------------------------------------
                  7. Regional Banks......................  6.3
                 ----------------------------------------------
                  8. Diversified Capital Markets.........  6.1
                 ----------------------------------------------
                  9. Thrifts & Mortgage Finance..........  5.8
                 ----------------------------------------------
                 10. Multi-Line Insurance................  5.6
                 ----------------------------------------------

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Financial Services Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] Had the advisor not waived fees and/or reimbursed expenses, returns for Class A, Class B and Class K shares would have been lower.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. companies. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund's board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund's shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund's investments.
  It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund's prospectus. We're excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you'll find a report on the fund's performance during the reporting period.
  While these are some key steps we've taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Financial Services Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/  Robert H. Graham
Robert H. Graham
Chairman and President
November 10, 2003

[PHOTO OF ROBERT H. GRAHAM APPEARS HERE]  We have never permitted late trading in fund shares and support actions that
                                          can be taken to strengthen protection
                                            of funds against late trading by
                                                     intermediaries.

                                                    Robert H. Graham

DEAR SHAREHOLDER:
This is the semiannual report for INVESCO Financial Services Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find current manager commentary, quarterly updates, as well as the most recent performance data.
  And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund
As shown in the table on the inside front cover, the fund outperformed the broad market, as measured by the S&P 500. For the six-month period ended September 30, 2003, Investor Class Shares returned 21.58% compared to 18.44% for the index. Results for other share classes are shown in a table on the inside front cover.
  For the six-month period ended September 30, 2003, financial services was the second-best performing sector in the S&P 500, trailing only information technology. Portfolio manager Joseph Skornicka, attributed the attractiveness of financial services stocks to low interest rates and improving economic and market conditions. The fund's exposure to industry groups such as property and casualty insurance and reinsurance and regional banks hurt the fund's performance.
  Enhancing performance were the stocks of investment and brokerage firms and asset management and custody banks, which benefited from a rising stock market. The portfolio manager increased the fund's exposure to investment and brokerage firm stocks because he believed increased equity issuance and cost control measures have improved fundamentals within this industry.
  Stocks that enhanced fund performance included Merrill Lynch, a leading investment and brokerage firm, and Citigroup, a global financial services company. Merrill Lynch reported the second-best earnings in its history for the second quarter of 2003. Citigroup reported record income from continuing operations for the same quarter.
  Detracting from the fund's performance was SAFECO, a property and casualty insurance company. During the third quarter, the company announced a restructuring effort, which involved a large addition to reserves in its workers' compensation business and the pending sale of its life insurance division. The fund manager still likes SAFECO, and believes the company's new underwriting methodology and technology platforms for new business could give it a competitive advantage.

Your goals. Our solutions.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

/s/  Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003

[PHOTO OF RAY CUNNINGHAM APPEARS HERE]       For the six-month period ended
                                         September 30, 2003, financial services
                                          was the second-best performing sector
                                                   in the S&P 500 ...

                                                     Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)


                                                             MARKET
                                                 SHARES      VALUE
          ------------------------------------------------------------
          COMMON STOCKS & OTHER EQUITY
           INTERESTS-97.66%

          Asset Management & Custody
           Banks-11.36%
          Bank of New York Co., Inc. (The)        870,700 $ 25,346,077
          ------------------------------------------------------------
          Franklin Resources, Inc.                446,500   19,739,765
          ------------------------------------------------------------
          Investors Financial Services Corp.      319,100   10,019,740
          ------------------------------------------------------------
          Legg Mason, Inc.                        221,200   15,970,640
          ------------------------------------------------------------
          Mellon Financial Corp.                  348,500   10,503,790
          ------------------------------------------------------------
          Northern Trust Corp.                    204,700    8,687,468
          ------------------------------------------------------------
          State Street Corp.                      135,400    6,093,000
          ------------------------------------------------------------
                                                            96,360,480
          ------------------------------------------------------------

          Consumer Finance-7.25%
          American Express Co.                    628,100   28,302,186
          ------------------------------------------------------------
          Capital One Financial Corp.             294,400   16,792,576
          ------------------------------------------------------------
          MBNA Corp.                              281,500    6,418,200
          ------------------------------------------------------------
          Providian Financial Corp.               209,500    2,470,005
          ------------------------------------------------------------
          SLM Corp.                               193,200    7,527,072
          ------------------------------------------------------------
                                                            61,510,039
          ------------------------------------------------------------

          Diversified Banks-18.40%
          Bank of America Corp.                   540,600   42,188,424
          ------------------------------------------------------------
          Bank One Corp.                          435,300   16,824,345
          ------------------------------------------------------------
          FleetBoston Financial Corp.             258,100    7,781,715
          ------------------------------------------------------------
          U.S. Bancorp                            180,000    4,318,200
          ------------------------------------------------------------
          Wachovia Corp.                        1,030,700   42,454,533
          ------------------------------------------------------------
          Wells Fargo & Co.                       825,300   42,502,950
          ------------------------------------------------------------
                                                           156,070,167
          ------------------------------------------------------------

          Diversified Capital Markets-6.14%
          Credit Suisse Group (Switzerland)       119,900    3,844,699
          ------------------------------------------------------------
          J.P. Morgan Chase & Co.                 950,700   32,637,531
          ------------------------------------------------------------
          UBS A.G. (Switzerland)                  277,600   15,609,448
          ------------------------------------------------------------
                                                            52,091,678
          ------------------------------------------------------------

          Insurance Brokers-2.95%
          Marsh & McLennan Cos., Inc.             353,600   16,834,896
          ------------------------------------------------------------
          Willis Group Holdings Ltd. (Bermuda)    265,400    8,161,050
          ------------------------------------------------------------
                                                            24,995,946
          ------------------------------------------------------------

          Investment Banking & Brokerage-14.30%
          Ameritrade Holding Corp. (a)            177,200    1,993,500
          ------------------------------------------------------------
          Bear Stearns Cos. Inc. (The)            139,300   10,419,640
          ------------------------------------------------------------
          E*TRADE Financial Corp. (a)             451,300    4,179,038
          ------------------------------------------------------------
          Goldman Sachs Group, Inc. (The)         141,000   11,829,900
          ------------------------------------------------------------
          Lehman Brothers Holdings Inc.           465,100   32,129,108
          ------------------------------------------------------------

                                                                 MARKET
                                                     SHARES      VALUE
     ---------------------------------------------------------------------

     Investment Banking & Brokerage-(Continued)
     Merrill Lynch & Co., Inc.                      1,050,300 $ 56,222,559
     ---------------------------------------------------------------------
     Morgan Stanley                                    89,500    4,516,170
     ---------------------------------------------------------------------
                                                               121,289,915
     ---------------------------------------------------------------------

     Life & Health Insurance-1.61%
     Prudential Financial, Inc.                       298,200   11,140,752
     ---------------------------------------------------------------------
     UnumProvident Corp.                              171,300    2,530,101
     ---------------------------------------------------------------------
                                                                13,670,853
     ---------------------------------------------------------------------

     Multi-Line Insurance-5.59%
     American International Group, Inc.               725,802   41,878,775
     ---------------------------------------------------------------------
     Hartford Financial Services Group, Inc. (The)    106,200    5,589,306
     ---------------------------------------------------------------------
                                                                47,468,081
     ---------------------------------------------------------------------

     Other Diversified Financial Services-7.46%
     Citigroup Inc.                                 1,172,000   53,337,720
     ---------------------------------------------------------------------
     Principal Financial Group, Inc.                  319,800    9,910,602
     ---------------------------------------------------------------------
                                                                63,248,322
     ---------------------------------------------------------------------

     Property & Casualty Insurance-7.77%
     Allstate Corp. (The)                             762,100   27,839,513
     ---------------------------------------------------------------------
     Ambac Financial Group, Inc.                      290,600   18,598,400
     ---------------------------------------------------------------------
     SAFECO Corp.                                     409,200   14,428,392
     ---------------------------------------------------------------------
     Travelers Property Casualty Corp.-Class A        318,500    5,057,780
     ---------------------------------------------------------------------
                                                                65,924,085
     ---------------------------------------------------------------------

     Real Estate-0.46%
     iStar Financial Inc.                              99,900    3,891,105
     ---------------------------------------------------------------------

     Regional Banks-6.27%
     Charter One Financial, Inc.                      146,200    4,473,720
     ---------------------------------------------------------------------
     City National Corp.                               95,600    4,871,776
     ---------------------------------------------------------------------
     Compass Bancshares, Inc.                          96,700    3,343,886
     ---------------------------------------------------------------------
     Fifth Third Bancorp                              244,750   13,576,282
     ---------------------------------------------------------------------
     First Tennessee National Corp.                    90,900    3,859,614
     ---------------------------------------------------------------------
     M&T Bank Corp.                                    90,700    7,918,110
     ---------------------------------------------------------------------
     Synovus Financial Corp.                          336,100    8,399,139
     ---------------------------------------------------------------------
     TCF Financial Corp.                              140,000    6,713,000
     ---------------------------------------------------------------------
                                                                53,155,527
     ---------------------------------------------------------------------

     Reinsurance-1.74%
     Endurance Specialty Holdings Ltd. (Bermuda)      251,900    7,355,480
     ---------------------------------------------------------------------
     Platinum Underwriters Holdings, Ltd. (Bermuda)   264,800    7,440,880
     ---------------------------------------------------------------------
                                                                14,796,360
     ---------------------------------------------------------------------

     Specialized Finance-0.58%
     CIT Group Inc.                                   170,000    4,889,200
     ---------------------------------------------------------------------

                                                                   MARKET
                                                        SHARES     VALUE
    ------------------------------------------------------------------------

    Thrifts & Mortgage Finance-5.78%
    Fannie Mae                                          236,700 $ 16,616,340
    ------------------------------------------------------------------------
    Freddie Mac                                         111,500    5,837,025
    ------------------------------------------------------------------------
    PMI Group, Inc. (The)                               200,700    6,773,625
    ------------------------------------------------------------------------
    Radian Group Inc.                                   446,000   19,802,400
    ------------------------------------------------------------------------
                                                                  49,029,390
    ------------------------------------------------------------------------
        Total Common Stocks & Other Equity Interests
          (Cost $683,737,721)                                    828,391,148
    ------------------------------------------------------------------------

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.






See Notes to Financial Statements.

                                                                    MARKET
                                                        SHARES      VALUE
 -----------------------------------------------------------------------------
 MONEY MARKET FUNDS-2.43%
 INVESCO Treasurer's Series Money Market Reserve Fund
  (Cost $20,665,272) (b)                              20,665,272 $ 20,665,272
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-100.09% (Cost $704,402,993)                    849,056,420
 -----------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-(0.09%)                               (802,122)
 -----------------------------------------------------------------------------
 NET ASSETS-100.00%                                              $848,254,298
 -----------------------------------------------------------------------------

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)

ASSETS:
Investments, at market value (cost $683,737,721)                      $828,391,148
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $20,665,272)         20,665,272
-----------------------------------------------------------------------------------
Foreign currencies, at value (cost $0)                                       2,182
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       5,114,246
-----------------------------------------------------------------------------------
  Capital stock sold                                                       159,037
-----------------------------------------------------------------------------------
  Dividends                                                                842,578
-----------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                  123,025
-----------------------------------------------------------------------------------
Other assets                                                               113,960
-----------------------------------------------------------------------------------
    Total assets                                                       855,411,448
-----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                  5,123,616
-----------------------------------------------------------------------------------
  Capital stock reacquired                                               1,215,616
-----------------------------------------------------------------------------------
  Deferred compensation and retirement plans                               156,564
-----------------------------------------------------------------------------------
Accrued distribution fees                                                  181,121
-----------------------------------------------------------------------------------
Accrued directors' fees                                                      8,999
-----------------------------------------------------------------------------------
Accrued transfer agent fees                                                339,710
-----------------------------------------------------------------------------------
Accrued operating expenses                                                 131,524
-----------------------------------------------------------------------------------
    Total liabilities                                                    7,157,150
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $848,254,298
-----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                            $717,069,021
-----------------------------------------------------------------------------------
Undistributed net investment income                                      2,337,930
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                    (15,800,471)
-----------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                            144,647,818
-----------------------------------------------------------------------------------
                                                                      $848,254,298
-----------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $  7,202,017
          ------------------------------------------------------------
          Class B                                         $  1,411,049
          ------------------------------------------------------------
          Class C                                         $ 12,006,068
          ------------------------------------------------------------
          Class K                                         $  1,325,854
          ------------------------------------------------------------
          Investor Class                                  $826,309,310
          ------------------------------------------------------------

          CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
          Class A:
          Authorized                                       100,000,000
          ------------------------------------------------------------
          Outstanding                                          273,126
          ------------------------------------------------------------
          Class B:
          Authorized                                       100,000,000
          ------------------------------------------------------------
          Outstanding                                           53,558
          ------------------------------------------------------------
          Class C:
          Authorized                                       100,000,000
          ------------------------------------------------------------
          Outstanding                                          464,317
          ------------------------------------------------------------
          Class K:
          Authorized                                       100,000,000
          ------------------------------------------------------------
          Outstanding                                           51,278
          ------------------------------------------------------------
          Investor Class:
          Authorized                                       300,000,000
          ------------------------------------------------------------
          Outstanding                                       31,215,071
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $      26.37
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $26.37 / 94.50%)        $      27.90
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $      26.35
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $      25.86
          ------------------------------------------------------------
          Class K:
            Net asset value and offering price per share  $      25.86
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      26.47
          ------------------------------------------------------------

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $55,602)                                  $  8,479,997
----------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                 24,048
----------------------------------------------------------------------------------------------------
Interest                                                                                    101,223
----------------------------------------------------------------------------------------------------
    Total investment income                                                               8,605,268
----------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                             2,876,833
----------------------------------------------------------------------------------------------------
Administrative services fees                                                                197,423
----------------------------------------------------------------------------------------------------
Custodian fees                                                                               41,434
----------------------------------------------------------------------------------------------------
Distribution fees
  Class A                                                                                    10,358
----------------------------------------------------------------------------------------------------
  Class B                                                                                     6,314
----------------------------------------------------------------------------------------------------
  Class C                                                                                    60,139
----------------------------------------------------------------------------------------------------
  Class K                                                                                     4,494
----------------------------------------------------------------------------------------------------
  Investor Class                                                                          1,042,507
----------------------------------------------------------------------------------------------------
Transfer agent fees
  Class A                                                                                    19,613
----------------------------------------------------------------------------------------------------
  Class B                                                                                     3,062
----------------------------------------------------------------------------------------------------
  Class C                                                                                    40,107
----------------------------------------------------------------------------------------------------
  Class K                                                                                     9,142
----------------------------------------------------------------------------------------------------
  Investor Class                                                                          1,614,881
----------------------------------------------------------------------------------------------------
Printing and postage fees                                                                   287,725
----------------------------------------------------------------------------------------------------
Directors' fees                                                                              27,342
----------------------------------------------------------------------------------------------------
Other                                                                                        93,881
----------------------------------------------------------------------------------------------------
    Total expenses                                                                        6,335,255
----------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                    (95,800)
----------------------------------------------------------------------------------------------------
    Net expenses                                                                          6,239,455
----------------------------------------------------------------------------------------------------
Net investment income                                                                     2,365,813
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                                                                  46,599,636
----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        (20,418)
----------------------------------------------------------------------------------------------------
                                                                                         46,579,218
----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 112,268,964
----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       (222,846)
----------------------------------------------------------------------------------------------------
                                                                                        112,046,118
----------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                              158,625,336
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $160,991,149
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                                                                        SEPTEMBER 30,
                                                                                                            2003
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                                 $  2,365,813
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies                              46,579,218
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies   112,046,118
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                      160,991,149
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                                                         --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                         --
----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                         --
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                  --
----------------------------------------------------------------------------------------------------------------------
    Total distributions from net investment income                                                                --
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                                                         --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                         --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                         --
----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                         --
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                  --
----------------------------------------------------------------------------------------------------------------------
    Total distributions from net realized gains                                                                   --
----------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                           --
----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                    760,333
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                    204,584
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                    (53,471)
----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                   (339,388)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                         (65,422,752)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                              (64,850,694)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                 96,140,455
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    752,113,843
----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $848,254,298
----------------------------------------------------------------------------------------------------------------------

                                                                                                           MARCH 31,
                                                                                                             2003
-----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                                 $    3,404,122
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies                               (60,822,257)
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies    (200,292,557)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                       (257,710,692)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                                                      (48,729)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                       (5,074)
-----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                       (7,794)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                            (3,262,896)
-----------------------------------------------------------------------------------------------------------------------
    Total distributions from net investment income                                                          (3,324,493)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                                                       (6,137)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                       (1,350)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                      (18,276)
-----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                       (2,046)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                            (1,270,020)
-----------------------------------------------------------------------------------------------------------------------
    Total distributions from net realized gains                                                             (1,297,829)
-----------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                     (4,622,322)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                    6,159,468
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                    1,140,827
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                   (3,084,162)
-----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                      618,396
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                          (242,531,721)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                               (237,697,192)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                 (500,030,206)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    1,252,144,049
-----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $  752,113,843
-----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Financial Services Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 1.50%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $15,309, $2,560, $5,931, $8,349 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $0, $2,388, $0, $1,375 and $0 for Class A Class B, Class C, Class K and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $2,377, $633, $0, $1,905 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $16,849, $6,371, $0, $11,817 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.
  The Company, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $197,423 for such services.
  The Company, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,259,500 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund's average daily net assets of Class K shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $5,267, $3,447, $31,849, $2,552 and $534,487, respectively. Prior to July 1,
2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $5,091, $2,867, $28,290, $1,942 and $508,020, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $1,365 in front-end sales commissions from the sale of Class A shares and $0, $449, $489 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $127 in front-end sales commissions from the sale of Class A shares and $0, $0, $834 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $1,199 and security brokerage transactions of $58,689 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $59,888.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The LOC expires December 3, 2003.
  The Fund did not borrow or lend under the interfund lending facility or borrow under the LOC during the six months ended September 30, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                         CAPITAL LOSS
                          EXPIRATION     CARRYFORWARD
                          ---------------------------
                          March 31, 2011 $52,702,581
                          ---------------------------

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $242,675,107 and $298,827,706, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $148,300,753
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities   (3,980,988)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $144,319,765
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $704,736,655.

NOTE 8--CAPITAL STOCK

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                 CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                 YEAR ENDED
                                         SEPTEMBER 30, 2003              MARCH 31, 2003
                                     --------------------------  -----------------------------
                                        SHARES        AMOUNT        SHARES          AMOUNT
                                     -----------  -------------  ------------  ---------------
Sold:
  Class A                                114,568  $   2,935,908       357,198  $     8,745,135
-----------------------------------------------------------------------------------------------
  Class B                                  9,564        242,744        47,478        1,184,600
-----------------------------------------------------------------------------------------------
  Class C                                370,021      9,467,059       774,225       19,297,579
-----------------------------------------------------------------------------------------------
  Class K                                 52,646      1,323,937        41,708          964,477
-----------------------------------------------------------------------------------------------
  Investor Class                       7,581,116    187,038,018    92,466,548    2,282,256,437
-----------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                     --             --         2,132           46,662
-----------------------------------------------------------------------------------------------
  Class B                                     --             --           267            5,986
-----------------------------------------------------------------------------------------------
  Class C                                     --             --           673           15,533
-----------------------------------------------------------------------------------------------
  Class K                                     --             --           454            9,812
-----------------------------------------------------------------------------------------------
  Investor Class                              --             --       196,653        4,373,500
-----------------------------------------------------------------------------------------------
Reacquired:
  Class A                                (86,388)    (2,175,575)     (114,384)      (2,632,329)
-----------------------------------------------------------------------------------------------
  Class B                                 (1,534)       (38,160)       (2,217)         (49,759)
-----------------------------------------------------------------------------------------------
  Class C                               (374,727)    (9,520,530)     (911,176)     (22,397,274)
-----------------------------------------------------------------------------------------------
  Class K                                (64,728)    (1,663,325)      (16,126)        (355,893)
-----------------------------------------------------------------------------------------------
  Investor Class                     (10,102,667)  (252,460,770) (102,655,456)  (2,529,161,658)
-----------------------------------------------------------------------------------------------
                                      (2,502,129) $ (64,850,694)   (9,812,023) $  (237,697,192)
-----------------------------------------------------------------------------------------------

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                                   ------------------------
                                                                    SIX MONTHS
                                                                       ENDED       YEAR ENDED
                                                                   SEPTEMBER 30,   MARCH 31,
                                                                       2003           2003
                                                                   -------------   ----------
Net asset value, beginning of period                                  $21.68        $ 28.22
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.08 (a)       0.06
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       4.61          (6.37)
---------------------------------------------------------------------------------------------
    Total from investment operations                                    4.69          (6.31)
---------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                    --          (0.20)
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                                   --          (0.03)
---------------------------------------------------------------------------------------------
    Total distributions                                                   --          (0.23)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                        $26.37        $ 21.68
---------------------------------------------------------------------------------------------
Total return (b)                                                       21.63%        (22.36)%
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $7,202        $ 5,311
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           1.40% (c)      1.38%
---------------------------------------------------------------------------------------------
  Without expense reimbursements                                        1.92% (c)      1.51%
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                    0.62% (c)      0.49%
---------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               30%            60%
---------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $5,918,748.
 (d) Not annualized for periods less than one year.

                                                                             CLASS B
                                                                   -------------------------
                                                                    SIX MONTHS
                                                                       ENDED        YEAR ENDED
                                                                   SEPTEMBER 30,    MARCH 31,
                                                                       2003            2003
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $21.74         $ 28.22
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.00) (a)      (0.03)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       4.61           (6.30)
----------------------------------------------------------------------------------------------
    Total from investment operations                                    4.61           (6.33)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                    --           (0.11)
----------------------------------------------------------------------------------------------
  Distributions from net realized gains                                   --           (0.04)
----------------------------------------------------------------------------------------------
    Total distributions                                                   --           (0.15)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                        $26.35         $ 21.74
----------------------------------------------------------------------------------------------
Total return (b)                                                       21.20%         (22.48)%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $1,411         $   990
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.05% (c)       2.09%
----------------------------------------------------------------------------------------------
  Without expense reimbursements                                        2.84% (c)       2.40%
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.03)% (c)     (0.20)%
----------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               30%             60%
----------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,262,805.
 (d) Not annualized for periods less than one year.

                                                                                                  CLASS C
                                                                   ---------------------------------------------------

                                                                    SIX MONTHS                  YEAR ENDED
                                                                       ENDED                     MARCH 31,
                                                                   SEPTEMBER 30,     ---------------------------
                                                                       2003            2003      2002        2001
--------------------------------------------------------------------                 ----------------------------------
Net asset value, beginning of period                                  $ 21.38        $ 27.89   $ 28.72   $ 27.06
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.06) (a)     (0.25)    (0.10)    (0.09) (a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        4.54          (6.22)     0.87      3.05
-----------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     4.48          (6.47)     0.77      2.96
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                     --             --        --     (0.08)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                    --          (0.04)    (1.60)    (1.22)
-----------------------------------------------------------------------------------------------------------------------
    Total distributions                                                    --          (0.04)    (1.60)    (1.30)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 25.86        $ 21.38   $ 27.89   $ 28.72
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                                                        20.95%        (23.22)%    2.98%    10.87%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $12,006        $10,026   $16,880   $12,221
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            2.48% (c)      2.45%     2.07%     1.85%
-----------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                         2.58% (c)      2.45%     2.07%     1.85%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.46)% (c)    (0.68)%   (0.57)%   (0.31)%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                30%            60%       81%       99%
-----------------------------------------------------------------------------------------------------------------------

                                                                   ------------
                                                                   FEBRUARY 14, 2000
                                                                      (DATE SALES
                                                                     COMMENCED) TO
                                                                       MARCH 31,
                                                                         2000
-------------------------------------------------------------------
Net asset value, beginning of period                                    $23.66
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            0.00
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         3.48
------------------------------------------------------------------------------------
    Total from investment operations                                      3.48
------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                   (0.08)
------------------------------------------------------------------------------------
  Distributions from net realized gains                                     --
------------------------------------------------------------------------------------
    Total distributions                                                  (0.08)
------------------------------------------------------------------------------------
Net asset value, end of period                                          $27.06
------------------------------------------------------------------------------------
Total return (b)                                                         14.72%
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $  138
------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                             1.63% (d)
------------------------------------------------------------------------------------
  Without expense reimbursements                                          1.63% (d)
------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets               0.39% (d)
------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                 38%
------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $12,027,720.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                                            CLASS K
                                                                   ---------------------------------------------------
                                                                                                           NOVEMBER 30, 2000
                                                                    SIX MONTHS            YEAR ENDED          (DATE SALES
                                                                       ENDED              MARCH 31,          COMMENCED) TO
                                                                   SEPTEMBER 30,    ----------------           MARCH 31,
                                                                       2003           2003        2002           2001
--------------------------------------------------------------------                -----------------------
Net asset value, beginning of period                                  $ 21.27       $ 27.69   $28.67            $29.35
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           0.07 (a)      0.15    (0.03) (a)        (0.17)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        4.52         (6.41)    0.90             (0.38)
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     4.59         (6.26)    0.87             (0.55)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                     --         (0.12)   (0.25)            (0.13)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                    --         (0.04)   (1.60)               --
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                    --         (0.16)   (1.85)            (0.13)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $25.867       $ 21.27   $27.69            $28.67
-----------------------------------------------------------------------------------------------------------------------------
Total return (b)                                                        21.58%       (22.62)%   3.38%            (1.97)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $ 1,326       $ 1,348   $1,033            $    1
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            1.50% (c)     1.78%    1.63%             3.35% (d)
-----------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                         2.48% (c)     2.13%    1.63%             3.35% (d)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              0.52% (c)     0.18%   (0.12)%           (1.80)% (d)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                30%           60%      81%               99%
-----------------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,997,205.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                      INVESTOR CLASS
                               -------------------------------------------------------------------------------------------
                                SIX MONTHS                  YEAR ENDED               FIVE MONTHS          YEAR ENDED
                                   ENDED                    MARCH 31,                   ENDED             OCTOBER 31,
                               SEPTEMBER 30,    ---------------------------------     MARCH 31,     ----------------------
                                   2003            2003       2002        2001          2000           1999        1998
--------------------------------                ------------------------------------                -----------------------
Net asset value, beginning of
 period                          $  21.77       $  28.22   $    28.88  $    27.13  $    29.73       $    28.45  $    29.14
---------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              0.07  (a)       0.10         0.07        0.10        0.03             0.08        0.25
---------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                   4.63          (6.42)        0.94        2.97        0.05             3.52        3.01
---------------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                      4.70          (6.32)        1.01        3.07        0.08             3.60        3.26
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income                   --          (0.10)       (0.07)      (0.10)      (0.03)           (0.08)      (0.25)
---------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gains                      --          (0.03)       (1.60)      (1.22)      (2.65)           (2.24)      (3.70)
---------------------------------------------------------------------------------------------------------------------------
   Total distributions                 --          (0.13)       (1.67)      (1.32)      (2.68)           (2.32)      (3.95)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $  26.47       $  21.77   $    28.22  $    28.88  $    27.13       $    29.73       28.45
---------------------------------------------------------------------------------------------------------------------------
Total return (b)                    21.59%        (22.39)%       3.82%      11.25%       0.60%           13.52%      11.76%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                  $826,309       $734,440   $1,234,230  $1,368,583  $1,133,350       $1,242,555  $1,417,655
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                          1.46% (c)      1.40%        1.27%       1.25%       1.29% (d)        1.26%       1.05%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net assets        0.56% (c)      0.38%        0.24%       0.36%       0.25% (d)        0.25%       0.85%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)            30%            60%          81%         99%         38%              83%         52%
---------------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $834,005,443.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

NOTE 10--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between A I M Advisors , Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
     . An Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

  Also on October 28, 2003, the shareholders of the AIM Global Financial Services Fund (the "Selling Fund") approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Selling Fund would transfer substantially all of its assets to the INVESCO Financial Services Fund (the "Fund") in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 11--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    SUB-ADVISOR
                                                            (effective 11-25-03)
Jack M. Fields       Gary T. Crum                           INVESCO Institutional (N.A.), Inc.
                     Senior Vice President                  1360 Peachtree Street, N.E., Suite 100
Carl Frischling                                             Atlanta, GA 30309
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           TRANSFER AGENT
                                                            (effective 10-01-03)
Gerald J. Lewis      Ronald L. Grooms                       AIM Investment Services, Inc.
                     Vice President and Assistant Treasurer P.O. Box 4739
Prema Mathai-Davis                                          Houston, TX 77210-4739
                     Robert G. Alley
Lewis F. Pennock     Vice President                         CUSTODIAN
                                                            State Street Bank and Trust Company
Ruth H. Quigley      Stuart W. Coco                         225 Franklin Street
                     Vice President                         Boston, MA 02110
Louis S. Sklar
                     Melville B. Cox                        COUNSEL TO THE FUND
Larry Soll           Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Mark H. Williamson   Karen Dunn Kelley                      Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
                                                            Philadelphia, PA 19103-7599
                     Edgar M. Larsen
                     Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

          Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

          International/Global Equity
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

                                                AIMinvestments.com   I-FSE-SAR-1

                                       Your goals Our solutions --Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

                                                                 INVESCO Gold &
                                                           Precious Metals Fund

                                                             September 30, 2003

                                                                     Semiannual
                                                         Report to Shareholders

                       INVESCO Gold & Precious Metals Fund seeks capital growth.

                                       Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--

Not FDIC | May lose value | No bank guarantee
      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

PORTFOLIO COMPOSITION BY INDUSTRY
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

                    TOTAL NUMBER OF HOLDINGS*             32
                    ----------------------------------------
                    TOTAL NET ASSETS          $127.0 million
                    ----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Including sales charges

                          Class A Shares
                          ----------------------------
                          Inception (3/28/02)   20.83%
                          ----------------------------
                           1 Year               22.43
                          ----------------------------
                          Class B Shares
                          ----------------------------
                          Inception (3/28/02)   23.22%
                          ----------------------------
                           1 Year               25.24
                          ----------------------------
                          Class C Shares
                          ----------------------------
                          Inception (2/14/00)   20.92%
                          ----------------------------
                           1 Year               28.77
                          ----------------------------
                          Investor Class Shares
                          ----------------------------
                          Inception (1/19/84)   -2.20%
                          ----------------------------
                          10 Years              -1.15
                          ----------------------------
                           5 Years              10.68
                          ----------------------------
                           1 Year               30.12
                          ----------------------------

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

FUND VS. INDEX
--------------------------------------------------------------------------------
Total returns 3/31/03-9/30/03 excluding sales charges

                          ----------------------------
                          Class A Shares....... 34.73%
                          ----------------------------
                          Class B Shares....... 35.15
                          ----------------------------
                          Class C Shares....... 34.92
                          ----------------------------
                          Investor Class Shares 35.00
                          ----------------------------
                          S&P 500 Index........ 18.44
                          ----------------------------
                          Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*
--------------------------------------------------------------------------------

              1. Freeport-McMoRan Copper & Gold, Inc.-Class B 7.9%
             -----------------------------------------------------
              2. Glamis Gold Ltd. (Canada)                    5.3
             -----------------------------------------------------
              3. Aber Diamond Corp. (Canada)                  5.1
             -----------------------------------------------------
              4. Placer Dome Inc. (Canada)                    5.0
             -----------------------------------------------------
              5. Barrick Gold Corp. (Canada)                  4.8
             -----------------------------------------------------
              6. Phelps Dodge Corp.                           4.7
             -----------------------------------------------------
              7. Eldorado Gold Corp. (Canada)                 4.3
             -----------------------------------------------------
              8. Wheaton River Mineral Ltd. (Canada)          4.2
             -----------------------------------------------------
              9. Gold Fields Ltd.-ADR (South Africa)          4.1
             -----------------------------------------------------
             10. Newmont Mining Corp.                         4.0
             -----------------------------------------------------

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

TOP COUNTRIES
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Gold & Precious Metals Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest 100% of its assets in the securities of non-U.S. issuers.

[_] The securities of companies involved in exploring for, mining, processing or dealing and investing in gold, gold bullion and other precious metals as well as diamonds are highly dependent on the price of precious metals at any given time.

[_] Fluctuations in the price of gold directly--and often dramatically--affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers--South Africa and the former Soviet Union--may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the fund's assets may be invested in gold bullion. The fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the fund can realize gains on bullion investments. The fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

[_] Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

[_] By concentrating on a smaller number of holdings, the fund may carry greater risk because each investment has a greater effect on the fund's overall performance.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

[_] The Lipper Equity Indexes are averages of the performance of groups of the largest equity mutual funds in specific categories. They are compiled by Lipper, Inc., an independent mutual fund performance monitor.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R)) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:
Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund's board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund's shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new sub-advisory agreement under which INVESCO will continue to manage the fund's investments.
  It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund's prospectus. We're excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you'll find a report on the fund's performance during the reporting period.
  While these are some key steps we've taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps - implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Gold & Precious Metals Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham
Chairman and President
November 10, 2003

[PHOTO OF ROBERT H. GRAHAM APPEARS HERE] We have never permitted late trading in fund shares and support actions that can
                                      be taken to strengthen protection of funds
                                        against late trading by intermediaries.

                                                   Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
This is the semiannual report for INVESCO Gold & Precious Metals Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find current manager commentary, quarterly updates, as well as the most recent performance data.
  And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

YOUR FUND
INVESCO Gold & Precious Metals Fund had strongly positive results for the six months covered by this report. The fund's Investor Class shares returned
35.00%, close to double the 18.44% return of the broad market as represented by the S&P 500.
  During the reporting period, the market for gold and precious metals was among the best-performing areas in the equity market, as reflected in the Lipper Equity Indexes. The value of gold was boosted by weakness in the U.S. dollar during much of the period and increasing international demand for gold. In addition, there are indications some investors are looking to gold bullion as an inflation hedge despite few real signs of significant inflation in the economy at present. Gold is often bought as a hedge against either inflation or a weak dollar.
  Many of the fund's peers posted even higher returns than the fund, a fact attributed to the fund's more conservative investment approach. The fund continued to maintain a position in gold bullion as a cushion against the volatility of gold producers' stocks.
  Positive contributions to fund performance over the period came from unhedged gold and precious metals producers, while hedged producers detracted. Hedgers contract to sell future mine production at a specified price--a strategy that is advantageous when prices decline, but problematic if they rise.
  Notable positive contributors to fund performance included Freeport-McMoran, which benefited from increased gold bullion and copper prices as well as a restructured balance sheet; and Aber Diamond, which in 2003 began marketing the only gem-quality diamonds produced in North America.
  Detracting from fund performance were Barrick Gold, a hedged producer, and Agnico Eagle, which had no lower production guidance for the year because a first-quarter rock fell at one of its mines decreased second-quarter production.
  Portfolio manager John Segner remains optimistic about the gold and precious metals markets over the near term because the continuing weakness in the U.S. dollar--as well as the aggressive fiscal and monetary policies employed by the U.S. government in an effort to stimulate the economy--appear likely to sustain an environment in which demand for gold tends to remain strong.

YOUR GOALS. OUR SOLUTIONS.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

/s/ Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003

[PHOTO OF RAY CUNNINGHAM APPEARS HERE]   The market for gold and precious metals
                                          was among the best-performing areas in
                                                    the equity market.

                                                      Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)


                                                                       MARKET
                                                            SHARES     VALUE
--------------------------------------------------------------------------------
FOREIGN STOCK & OTHER
 EQUITY INTERESTS-73.43%

Canada-52.48%
Aber Diamond Corp. (Precious Metals & Minerals) (a)          235,000 $ 6,505,040
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. (Gold)                               370,000   4,573,200
--------------------------------------------------------------------------------
Apollo Gold Corp. (Gold) (a)                               1,200,000   1,912,103
--------------------------------------------------------------------------------
Barrick Gold Corp. (Gold)                                    325,000   6,119,750
--------------------------------------------------------------------------------
Chesapeake Gold Corp. (Gold) (a)                             182,700     406,211
--------------------------------------------------------------------------------
Claude Resources, Inc. (Gold) (a)                            305,100     388,922
--------------------------------------------------------------------------------
Eldorado Gold Corp. (Gold) (a)                             2,100,000   5,493,926
--------------------------------------------------------------------------------
Glamis Gold Ltd. (Gold) (a)                                  505,738   6,676,036
--------------------------------------------------------------------------------
Goldcorp Inc. (Gold)                                         275,000   3,839,000
--------------------------------------------------------------------------------
IAMGOLD Corp. (Gold)                                         750,000   4,641,295
--------------------------------------------------------------------------------
Kinross Gold Corp. (Gold) (a)                                500,000   3,783,443
--------------------------------------------------------------------------------
Meridian Gold Inc. (Gold) (a)                                210,000   2,463,300
--------------------------------------------------------------------------------
North American Palladium Ltd.
 (Precious Metals & Minerals) (a)                            200,000     920,477
--------------------------------------------------------------------------------
Pacific Rim Mining Corp. (Precious Metals & Minerals) (a)  1,254,900     883,536
--------------------------------------------------------------------------------
Placer Dome Inc. (Gold)                                      465,000   6,393,750
--------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. (Gold) (a)                        515,900   1,093,511
--------------------------------------------------------------------------------
SouthernEra Resources Ltd.
 (Precious Metals & Minerals) (a)                            270,000   1,120,581
--------------------------------------------------------------------------------
Teck Cominco Ltd.-Class B (Diversified Metals & Mining)      380,000   4,058,252
--------------------------------------------------------------------------------
Wheaton River Minerals Ltd. (Gold) (a)                     2,700,000   5,382,791
--------------------------------------------------------------------------------
                                                                      66,655,124
--------------------------------------------------------------------------------

Ghana-1.89%
Ashanti Goldfields Co. Ltd.-GDR (Gold) (a)                   230,000   2,403,500
--------------------------------------------------------------------------------

Peru-2.18%
Compania de Minas Buenaventura S.A.-ADR
 (Precious Metals & Minerals)                                 70,000   2,770,600
--------------------------------------------------------------------------------

South Africa-13.77%
AngloGold Ltd.-ADR (Gold)                                     97,000   3,656,900
--------------------------------------------------------------------------------
Gold Fields Ltd.-ADR (Gold)                                  370,000   5,242,900
--------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.-ADR (Gold)                      310,000   4,491,900
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.
 (Precious Metals & Minerals)                                 49,000   4,101,393
--------------------------------------------------------------------------------
                                                                      17,493,093
--------------------------------------------------------------------------------

                                                                        MARKET
                                                         SHARES         VALUE
----------------------------------------------------------------------------------

United Kingdom-3.11%
Randgold Resources Ltd.-ADR (Gold) (a)                   60,000      $  1,380,000
----------------------------------------------------------------------------------
Rio Tinto PLC (Diversified Metals & Mining)             120,000         2,562,048
----------------------------------------------------------------------------------
                                                                        3,942,048
----------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests
     (Cost $67,273,869)                                                93,264,365
----------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-17.02%

Diversified Metals & Mining-12.63%
Freeport-McMoRan Copper & Gold, Inc.-Class B            305,000        10,095,500
----------------------------------------------------------------------------------
Phelps Dodge Corp. (a)                                  127,000         5,943,600
----------------------------------------------------------------------------------
                                                                       16,039,100
----------------------------------------------------------------------------------

Gold-4.00%
Newmont Mining Corp.                                    130,000         5,081,700
----------------------------------------------------------------------------------

Precious Metals & Minerals-0.39%
Solitario Resources Corp. (a)                           631,000           491,032
----------------------------------------------------------------------------------
    Total Domestic Common Stocks
     (Cost $12,552,997)                                                21,611,832
----------------------------------------------------------------------------------

GOLD BULLION-4.54%
Gold Bullion
 (Cost $4,266,114) (a)                                   14,974 (b)     5,771,840
----------------------------------------------------------------------------------

MONEY MARKET FUNDS-7.92%
INVESCO Treasurer's Series Money Market Reserve Fund
 (Cost $10,053,198) (c)                              10,053,198        10,053,198
----------------------------------------------------------------------------------
    TOTAL INVESTMENTS-102.91%
     (excluding investments purchased with cash
     collateral from securities loaned)
     (Cost $94,146,178)                                               130,701,235
----------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED

Money Market Funds-3.36%
INVESCO Treasurer's Series Money Market Reserve
 Fund (c)(d)                                          4,270,352         4,270,352
----------------------------------------------------------------------------------
    Total Money Market Funds (purchased with cash
     collateral from securities loaned)
     (Cost $4,270,352)                                                  4,270,352
----------------------------------------------------------------------------------
TOTAL INVESTMENTS-106.27% (Cost $98,416,530)                          134,971,587
----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(6.27%)                                  (7,961,312)
----------------------------------------------------------------------------------
NET ASSETS-100.00%                                                   $127,010,275
----------------------------------------------------------------------------------

Investment Abbreviations:

ADR- American Depositary Receipt
GDR- Global Depositary Receipt

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Represent troy ounces.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)


ASSETS:
Investments, at market value (cost $84,092,980)*                      $ 120,648,037
------------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $14,323,550)          14,323,550
------------------------------------------------------------------------------------
Foreign currencies, at value (cost $117,063)                                121,572
------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                        1,651,660
------------------------------------------------------------------------------------
  Capital stock sold                                                        248,686
------------------------------------------------------------------------------------
  Dividends                                                                  11,115
------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                    19,484
------------------------------------------------------------------------------------
Other assets                                                                 42,223
------------------------------------------------------------------------------------
    Total assets                                                        137,066,327
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                   3,181,604
------------------------------------------------------------------------------------
  Capital stock reacquired                                                2,423,356
------------------------------------------------------------------------------------
  Foreign currency contracts                                                     11
------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                 25,471
------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                             4,270,352
------------------------------------------------------------------------------------
Accrued distribution fees                                                    31,591
------------------------------------------------------------------------------------
Accrued directors' fees                                                       2,381
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                  81,193
------------------------------------------------------------------------------------
Accrued operating expenses                                                   40,093
------------------------------------------------------------------------------------
    Total liabilities                                                    10,056,052
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $ 127,010,275
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                            $ 268,597,492
------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                 (724,522)
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                    (177,455,139)
------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                              36,592,444
------------------------------------------------------------------------------------
                                                                      $ 127,010,275
------------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $  5,362,019
          ------------------------------------------------------------
          Class B                                         $  3,647,367
          ------------------------------------------------------------
          Class C                                         $  4,409,482
          ------------------------------------------------------------
          Investor Class                                  $113,591,407
          ------------------------------------------------------------

          CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
          Class A:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                      1,663,776
          ------------------------------------------------------------
          Class B:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                      1,129,504
          ------------------------------------------------------------
          Class C:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                      1,298,645
          ------------------------------------------------------------
          Investor Class:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                     35,027,103
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $       3.22
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $3.22 / 94.50%)         $       3.41
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $       3.23
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $       3.40
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $       3.24
          ------------------------------------------------------------

* At September 30, 2003, securities with an aggregate market value of $4,079,724 were on loan to brokers.

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $13,702)                                  $   498,785
---------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                30,699
---------------------------------------------------------------------------------------------------
Interest                                                                                    21,661
---------------------------------------------------------------------------------------------------
Securities lending                                                                          17,339
---------------------------------------------------------------------------------------------------
    Total investment income                                                                568,484
---------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                              433,339
---------------------------------------------------------------------------------------------------
Administrative services fees                                                                31,000
---------------------------------------------------------------------------------------------------
Custodian fees                                                                              30,750
---------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                    5,590
---------------------------------------------------------------------------------------------------
  Class B                                                                                   15,471
---------------------------------------------------------------------------------------------------
  Class C                                                                                   15,548
---------------------------------------------------------------------------------------------------
  Investor Class                                                                           132,699
---------------------------------------------------------------------------------------------------
Transfer agent fees:
  Class A                                                                                   13,358
---------------------------------------------------------------------------------------------------
  Class B                                                                                    1,733
---------------------------------------------------------------------------------------------------
  Class C                                                                                    8,920
---------------------------------------------------------------------------------------------------
  Investor Class                                                                           370,557
---------------------------------------------------------------------------------------------------
Printing and postage fees                                                                   70,311
---------------------------------------------------------------------------------------------------
Directors' fees                                                                              6,546
---------------------------------------------------------------------------------------------------
Other                                                                                       49,281
---------------------------------------------------------------------------------------------------
    Total expenses                                                                       1,185,103
---------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                   (32,166)
---------------------------------------------------------------------------------------------------
    Net expenses                                                                         1,152,937
---------------------------------------------------------------------------------------------------
Net investment income (loss)                                                              (584,453)
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                                                                 14,251,520
---------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       (13,643)
---------------------------------------------------------------------------------------------------
                                                                                        14,237,877
---------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 22,486,053
---------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (1,312,571)
---------------------------------------------------------------------------------------------------
                                                                                        21,173,482
---------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                              35,411,359
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $34,826,906
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)


                                                                                                        SEPTEMBER 30,
                                                                                                            2003
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                          $   (584,453)
----------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign currencies                                     14,237,877
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies    21,173,482
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                  34,826,906
----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                  2,932,365
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                    383,588
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                  1,068,363
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                         (16,877,397)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                              (12,493,081)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                 22,333,825
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    104,676,450
----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $127,010,275
----------------------------------------------------------------------------------------------------------------------

                                                                                                          MARCH 31,
                                                                                                            2003
---------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                          $   (946,525)
---------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign currencies                                     12,875,065
---------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies   (10,324,799)
---------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                   1,603,741
---------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                  1,848,062
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                  2,441,635
---------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                  2,386,944
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                          (8,950,008)
---------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                               (2,273,367)
---------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                   (669,626)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    105,346,076
---------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $104,676,450
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Gold & Precious Metals Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth. Companies are listed in the Schedule of Investments based on the country in which they are organized.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
     Gold bullion is valued at the spot rate at the close of the New York Stock Exchange.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $4,435 for Class A shares. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursement that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2006 for Class A, Class B, Class C and Investor Class shares were $4,867, $0, $0 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursement to IFG.
  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $31,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $293,862 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $3,859, $8,576, $8,342 and $70,062, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C and Investor Class shares paid IDI $1,731, $6,895, $7,206 and $62,637, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $1,531 in front-end sales commissions from the sale of Class A shares and $0, $6,310 and $1,217 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $1,726 in front-end sales commissions from the sale of Class A shares and $0, $1,086 and $439 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $936 and security brokerage transactions of $26,795 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $27,731.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
  At September 30, 2003, securities with an aggregate value of $4,079,724 were on loan to brokers. The loans were secured by cash collateral of $4,270,352 received by the Fund and subsequently invested in affiliated money market funds or U.S. Government securities. For the six months ended September 30, 2003, the Fund received fees of $17,339 for securities lending.

NOTE 6--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $49,098 with a weighted average interest rate of 1.45% and interest expense of $356 and the Fund had average daily lendings of $50,842 with a weighted average interest rate of 1.38% and interest income of $353.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                  EXPIRATION                      CARRYFORWARD
                  --------------------------------------------
                  March 31, 2005                  $ 55,642,886
                  --------------------------------------------
                  March 31, 2006                    64,536,948
                  --------------------------------------------
                  March 31, 2007                    30,924,521
                  --------------------------------------------
                  March 31, 2009                    37,453,344
                  --------------------------------------------
                  March 31, 2010                     1,092,909
                  --------------------------------------------
                  Total capital loss carryforward $189,650,608
                  --------------------------------------------

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $24,604,650 and $35,987,522, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
   -------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $39,320,062
   -------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (4,851,388)
   -------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $34,468,674
   -------------------------------------------------------------------------

Cost of investments for tax purposes is $100,502,913.

NOTE 9--CAPITAL STOCK

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                        CHANGES IN SHARES OUTSTANDING
   -------------------------------------------------------------------------
                          SIX MONTHS ENDED               YEAR ENDED
                         SEPTEMBER 30, 2003            MARCH 31, 2003
                     -------------------------  ---------------------------
                        SHARES       AMOUNT        SHARES         AMOUNT
   -------------------------------------------------------------------------
   Sold:
     Class A           1,994,646  $  5,534,552     3,326,766  $   8,742,700
   -------------------------------------------------------------------------
     Class B             433,002     1,155,929     1,053,937      2,670,343
   -------------------------------------------------------------------------
     Class C           2,612,393     7,968,219     7,482,496     20,351,688
   -------------------------------------------------------------------------
     Investor Class   29,065,139    81,590,457   113,839,180    288,729,638
   -------------------------------------------------------------------------
   Reacquired:
     Class A            (964,306)   (2,602,187)   (2,693,330)    (6,894,638)
   -------------------------------------------------------------------------
     Class B            (272,412)     (772,341)      (85,023)      (228,708)
   -------------------------------------------------------------------------
     Class C          (2,290,427)   (6,899,856)   (6,718,167)   (17,964,744)
   -------------------------------------------------------------------------
     Investor Class  (35,099,032)  (98,467,854) (118,596,254)  (297,679,646)
   -------------------------------------------------------------------------
                      (4,520,997) $(12,493,081)   (2,390,395) $  (2,273,367)
   -------------------------------------------------------------------------

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                                                            -------------------------
                                                             SIX MONTHS
                                                                ENDED         YEAR ENDED
                                                            SEPTEMBER 30,     MARCH 31,
                                                                2003             2003
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 2.39          $ 2.29
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)          (0.02) (a)
-------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.84            0.12
-------------------------------------------------------------------------------------------
    Total from investment operations                             0.83            0.10
-------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 3.22          $ 2.39
-------------------------------------------------------------------------------------------
Total return (b)                                                34.73%           4.37%
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $5,362          $1,514
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                    2.10% (c)       2.09%
-------------------------------------------------------------------------------------------
  Without expense reimbursements                                 2.38% (c)       2.11%
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets     (1.07)% (c)     (1.09)%
-------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                        24%             84%
-------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $3,194,457.
 (d) Not annualized for periods less than one year.

                                                                       CLASS B
                                                            ------------------------
                                                             SIX MONTHS
                                                                ENDED        YEAR ENDED
                                                            SEPTEMBER 30,    MARCH 31,
                                                                2003            2003
------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 2.39         $ 2.29
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)         (0.02) (a)
------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.86           0.12
------------------------------------------------------------------------------------------
    Total from investment operations                             0.84           0.10
------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 3.23         $ 2.39
------------------------------------------------------------------------------------------
Total return (b)                                                35.15%          4.37%
------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $3,647         $2,315
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.25 (c)       2.18%
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets     (1.22) (c)     (1.12)%
------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                        24%            84%
------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $3,094,159.
 (d) Not annualized for periods less than one year.

                                                                                                CLASS C
                                                                   -----------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED             YEAR ENDED MARCH 31,
                                                                   SEPTEMBER 30,    ------------------------
                                                                       2003           2003     2002       2001
--------------------------------------------------------------------                -------------------------------
Net asset value, beginning of period                                  $ 2.52        $ 2.42   $ 1.53   $ 1.60
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        $(0.02)        (0.00)   (0.07)   (0.01) (a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       0.90          0.10     0.96    (0.02)
-------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    0.88          0.10     0.89    (0.03)
-------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                                 --            --       --    (0.04)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 3.40        $ 2.52   $ 2.42   $ 1.53
-------------------------------------------------------------------------------------------------------------------
Total return (b)                                                       34.92%         4.13%   58.17%   (1.95)%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $4,409        $2,459     $515      $57
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 2.75% (c)     2.65%    3.33%    3.38%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.72)% (c)   (1.60)%  (1.67)%  (1.41)%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                               24%           84%      46%      90%
-------------------------------------------------------------------------------------------------------------------

                                                                   ------------
                                                                   FEBRUARY 14, 2000
                                                                      (DATE SALES
                                                                     COMMENCED) TO
                                                                       MARCH 31,
-------------------------------------------------------------------
Net asset value, beginning of period                                    $ 1.75
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.00)
-------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        (0.15)
-------------------------------------------------------------------------------------
    Total from investment operations                                     (0.15)
-------------------------------------------------------------------------------------
Less dividends from net investment income                                   --
-------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 1.60
-------------------------------------------------------------------------------------
Total return (b)                                                         (8.57)%
-------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $1
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   3.54% (d)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (0.82)% (d)
-------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                 37%
-------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $3,109,563.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                                                             INVESTOR CLASS
                                                                   ---------------------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED                 YEAR ENDED MARCH 31,
                                                                    SEPTEMBER 30,    ---------------------------------
                                                                        2003              2003         2002        2001
--------------------------------------------------------------------                 ----------------------------------------
Net asset value, beginning of period                                 $   2.40        $  2.29        $   1.43   $  1.60
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.02)         (0.02) (a)      (0.01)    (0.01) (a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        0.86           0.13            0.87     (0.12)
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     0.84           0.11            0.86     (0.13)
-----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                                  --             --              --     (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   3.24        $  2.40        $   2.29   $  1.43
-----------------------------------------------------------------------------------------------------------------------------
Total return (b)                                                        35.00%          4.80%          60.14%    (8.38)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $113,591        $98,388        $104,831   $64,429
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:                                 2.02% (c)      1.88%           2.10%     2.34%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.99)% (c)    (0.79)% (c)     (0.80)%   (0.99)%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                24%            84%             46%       90%
-----------------------------------------------------------------------------------------------------------------------------

                                                                   ----------------------------------------
                                                                    FIVE MONTHS            YEAR ENDED
                                                                       ENDED               MARCH 31,
                                                                     MARCH 31,      ----------------------
                                                                       2000             1999         1998
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  1.83        $  1.90       $   3.21
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.01)         (0.03) (a)      0.01
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      (0.22)         (0.04)         (1.29)
------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   (0.23)         (0.07)         (1.28)
------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                                 --             --          (0.03)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  1.60        $  1.83       $   1.90
------------------------------------------------------------------------------------------------------------
Total return (b)                                                      (12.58)%        (3.68)%       (39.98)%
------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $81,470        $99,753       $107,249
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:                                2.08% (d)      2.20%          1.90%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.76)% (d)    (1.60)%        (0.93)%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                               37%           141%           133%
------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $106,158,834.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between AIM Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as the sub-advisor for the Fund. These agreements will become effective in November 2003;
     . An agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

NOTE 12--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    SUB-ADVISOR
                                                            (effective 11-25-03)
Jack M. Fields       Gary T. Crum                           INVESCO Institutional (N.A.), Inc.
                     Senior Vice President                  1360 Peachtree Street, N.E., Suite 100
Carl Frischling                                             Atlanta, GA 30309
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           TRANSFER AGENT
                                                            (effective 10-01-03)
Gerald J. Lewis      Ronald L. Grooms                       AIM Investment Services, Inc.
                     Vice President and Assistant Treasurer P.O. Box 4739
Prema Mathai-Davis                                          Houston, TX 77210-4739
                     Robert G. Alley
Lewis F. Pennock     Vice President                         CUSTODIAN
                                                            State Street Bank and Trust Company
Ruth H. Quigley      Stuart W. Coco                         225 Franklin Street
                     Vice President                         Boston, MA 02110
Louis S. Sklar
                     Melville B. Cox                        COUNSEL TO THE FUND
Larry Soll           Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Mark H. Williamson   Karen Dunn Kelley                      Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
                                                            Philadelphia, PA 19103-7599
                     Edgar M. Larsen
                     Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

          Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

          International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

          Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

          Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

 1 Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2 AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3 Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
 4 Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.
  For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                             AIMinvestments.com      I-GPM-SAR-1

                                        Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--

                                                   INVESCO Health Sciences Fund

                                                             September 30, 2003

                                                                     Semiannual
                                                         Report to Shareholders

                          INVESCO Health Sciences Fund seeks growth of capital.

                                       Your goals Our solutions --Servicemark--
                                         [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

Not FDIC Insured  May lose value  No bank guarantee
      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN*
--------------------------------------------------------------------------------
Based on total equity holdings

[CHART APPEARS HERE]
Source: Lipper, Inc.

                    TOTAL NUMBER OF HOLDINGS*            55
                    ---------------------------------------
                    TOTAL NET ASSETS......... $1.03 billion
                    ---------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Including sales charges


                          Class A Shares
                          ----------------------------
                          Inception (3/28/02).. 28.84%
                          ----------------------------
                          1 Year...............  3.08
                          ----------------------------

                          Class B Shares
                          ----------------------------
                          Inception (3/28/02).. -8.83%
                          ----------------------------
                          1 Year...............  3.08
                          ----------------------------

                          Class C Shares
                          ----------------------------
                          Inception (2/14/02).. -6.51%
                          ----------------------------
                          1 Year...............  6.25
                          ----------------------------

                          Investor Class Shares
                          ----------------------------
                          Inception (1/19/84).. 15.95%
                          ----------------------------
                          10 Years............. 11.84
                          ----------------------------
                          5 Years..............  1.37
                          ----------------------------
                          1 Year...............  8.71
                          ----------------------------

                          Class K Shares*
                          ----------------------------
                          Inception (11/30/00). -9.20%
                          ----------------------------
                          1 Year...............  7.90
                          ----------------------------

* Disclosure pending

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEX
--------------------------------------------------------------------------------
Total returns 3/31/03-9/30/03 excluding sales charges

                          ----------------------------
                          Class A Shares....... 12.76%
                          ----------------------------
                          Class B Shares....... 12.39
                          ----------------------------
                          Class C Shares....... 11.99
                          ----------------------------
                          Class K Shares....... 12.32
                          ----------------------------
                          Investor Class Shares 12.74
                          ----------------------------
                          S&P 500 Index........ 18.44
                          ----------------------------

Source: Lipper, Inc.


            TOP 10 EQUITY HOLDINGS*
            --------------------------------------------------------
            1. Teva Pharmaceutical Industries Ltd.-ADR (Israel) 3.8%
            --------------------------------------------------------
            2. Boston Scientific Corp.......................... 3.4
            --------------------------------------------------------
            3. Amgen Inc....................................... 3.4
            --------------------------------------------------------
            4. Proctor & Gamble Co. (The)...................... 3.3
            --------------------------------------------------------
            5. Abbott Laboratories............................. 3.3
            --------------------------------------------------------
            6. Alcon, Inc. (Switzerland)....................... 3.2
            --------------------------------------------------------
            7. UnitedHealth Group Inc.......................... 3.1
            --------------------------------------------------------
            8. Roche Holding A.G. (Switzerland)................ 3.1
            --------------------------------------------------------
            9. Wellpoint Health Networks Inc................... 3.1
            --------------------------------------------------------
            10. Anthem, Inc.................................... 3.1
            --------------------------------------------------------


                        TOP INDUSTRIES*
                        -------------------------------
                        1. Pharmaceuticals....... 36.5%
                        -------------------------------
                        2. Managed Health Care... 16.4
                        -------------------------------
                        3. Health Care Equipment. 15.5
                        -------------------------------
                        4. Biotechnology......... 12.7
                        -------------------------------
                        5. Health Care Facilities  4.9
                        -------------------------------
                        6. Health Care Services..  3.9
                        -------------------------------
                        7. Health Care Supplies..  3.6
                        -------------------------------
                        8. Household Products....  3.3
                        -------------------------------

* Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Health Sciences Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] Had the advisor not waived and/or reimbursed expenses, returns for Class A, Class B and Class C shares would have been lower.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] Investing in mid-sized companies may involve greater risks not associated with investing in more established companies.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] Portfolio turnover is greater than most funds, which may affect performance.

[_] Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:
Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund's board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund's shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund's investments.
  It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund managers and will still pursue the same investment objective as described in the fund's prospectus. We're excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you'll find a report on the fund's performance during the reporting period.
  While these are some key steps we've taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Health Sciences Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
November 10, 2003

[PHOTO OF ROBERT H. GRAHAM APPEARS HERE]  We have never permitted late trading in fund shares and support actions
                                            that can be taken to strengthen
                                            protection of funds against late
                                               trading by intermediaries.

                                                    Robert H. Graham

DEAR SHAREHOLDER:
This is the semiannual report for INVESCO Health Sciences Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find current manager commentary, quarterly updates, as well as the most recent performance data.
  And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund
As shown in the table on the inside front cover, the fund underperformed the broad market, as measured by the S&P 500. For the six-month period ended September 30, 2003, Investor Class Shares returned 12.74% compared to 18.44% for the index for the reporting period. Results for other share classes are shown in a table on the inside front cover.
  However, the fund outperformed health care stocks in general. For the six-month period ended September 30, 2003, the health care sector of the S&P 500 returned 4.85%, making it the worst-performing sector in the index. Investors generally favored more aggressive sectors, such as information technology, and more aggressive subsectors, such as biotechnology.
  The fund's exposure to biotechnology stocks of well-established companies, such as Amgen, an industry leader, helped it outperform health care stocks in general. However, portfolio manager Thomas R. Wald believes a lack of exposure to the stocks of early stage biotechnology companies with no earnings detracted from the portfolio's performance relative to other health care funds. While these stocks have performed well this year, the portfolio manager will continue to avoid early stage biotechnology companies with risk profiles because he believes they are inappropriate for the fund.
  The fund manager focused on the stocks of companies with established earnings records that provide products and services to large numbers of patients. They also favored the stocks of companies that they believe have the potential to achieve and maintain leadership positions in their respective industries.
  Stocks that contributed positively to fund performance included Alcon, a leading producer of eye-care products, and Pharmaceutical Resources, a generic drug company. Alcon reported a 14.3% increase in sales for the second quarter of 2003 compared to the same period last year. Pharmaceutical Resources reported a 14% increase in revenue for the second quarter of this year compared to the second quarter of 2002, and the firm is planning to market a generic version of the popular antidepressant drug Paxil.
  Detracting from performance was Johnson & Johnson, a diversified health care product maker. The portfolio manager believes the stock was adversely affected by concerns over its market share of the drug-coated stent business and the declining popularity of its anemia drug Procrit.

Your goals. Our solutions.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerly,

/s/ Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003

[PHOTO OF RAY CUNNINGHAM APPEARS HERE]       Investors generally favored ...
                                            more aggressive subsectors, such
                                                   as biotechnology.

                                                    Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)

                                                                    MARKET
                                                      SHARES        VALUE
 ------------------------------------------------------------------------------
 DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-79.41%

 Biotechnology-12.69%
 Amgen Inc. (a)                                        548,300 $     35,403,731
 ------------------------------------------------------------------------------
 Biotech HOLDRS Trust (a)                               78,100       10,078,024
 ------------------------------------------------------------------------------
 Chiron Corp. (a)                                      293,000       15,145,170
 ------------------------------------------------------------------------------
 Genentech, Inc. (a)                                   250,700       20,091,098
 ------------------------------------------------------------------------------
 Genzyme Corp. (a)                                     404,300       18,698,875
 ------------------------------------------------------------------------------
 Gilead Sciences, Inc. (a)                             382,260       21,379,802
 ------------------------------------------------------------------------------
 Ingenex, Inc.-Pfd., Series B, Conv. (Acquired
  09/27/1994; Cost $600,000) (a)(b)(c)                 103,055                0
 ------------------------------------------------------------------------------
 Invitrogen Corp. (a)                                  175,900       10,200,442
 ------------------------------------------------------------------------------
                                                                    130,997,142
 ------------------------------------------------------------------------------

 Health Care Distributors-0.00%
 Optimize, Inc.-Pfd., Series 5 (Acquired 10/10/2002;
  Cost $628,450) (a)(b)(c)                           1,337,276                0
 ------------------------------------------------------------------------------

 Health Care Equipment-15.50%
 Athersys Inc.-Pfd., Series F, Conv. (Acquired
  04/17/2000; Cost $5,000,000) (a)(b)(c)               416,667        5,416,667
 ------------------------------------------------------------------------------
 Bard (C.R.), Inc.                                     193,700       13,752,713
 ------------------------------------------------------------------------------
 Biomet, Inc.                                          609,900       20,498,739
 ------------------------------------------------------------------------------
 Boston Scientific Corp. (a)                           555,500       35,440,900
 ------------------------------------------------------------------------------
 Medtronic, Inc.                                       594,100       27,875,172
 ------------------------------------------------------------------------------
 Stryker Corp.                                         229,400       17,276,114
 ------------------------------------------------------------------------------
 Varian Medical Systems, Inc. (a)                      259,080       14,891,918
 ------------------------------------------------------------------------------
 Zimmer Holdings, Inc. (a)                             451,962       24,903,106
 ------------------------------------------------------------------------------
                                                                    160,055,329
 ------------------------------------------------------------------------------

 Health Care Facilities-4.88%
 Community Health Systems Inc. (a)                     478,400       10,381,280
 ------------------------------------------------------------------------------
 Health Management Associates, Inc.-Class A            882,700       19,251,687
 ------------------------------------------------------------------------------
 Triad Hospitals, Inc. (a)                             346,100       10,479,908
 ------------------------------------------------------------------------------
 Universal Health Services, Inc.-Class B (a)           208,300       10,300,435
 ------------------------------------------------------------------------------
                                                                     50,413,310
 ------------------------------------------------------------------------------

 Health Care Services-3.85%
 AdvancePCS (a)                                        241,700       11,014,269
 ------------------------------------------------------------------------------
 Caremark Rx, Inc. (a)                                 462,000       10,441,200
 ------------------------------------------------------------------------------
 Express Scripts, Inc. (a)                              87,400        5,344,510
 ------------------------------------------------------------------------------
 Medco Health Solutions, Inc. (a)                      501,715       13,009,470
 ------------------------------------------------------------------------------
                                                                     39,809,449
 ------------------------------------------------------------------------------

                                                                    MARKET
                                                        SHARES      VALUE
  ----------------------------------------------------------------------------

  Household Products-3.32%
  Procter & Gamble Co. (The)                            369,400 $   34,287,708
  ----------------------------------------------------------------------------

  Managed Health Care-16.37%
  Aetna Inc.                                            515,250     31,445,708
  ----------------------------------------------------------------------------
  Anthem, Inc. (a)                                      442,700     31,577,791
  ----------------------------------------------------------------------------
  Coventry Health Care, Inc. (a)                        309,300     16,312,482
  ----------------------------------------------------------------------------
  Health Net Inc. (a)                                   397,600     12,591,992
  ----------------------------------------------------------------------------
  Mid Atlantic Medical Services, Inc. (a)               250,200     12,867,786
  ----------------------------------------------------------------------------
  UnitedHealth Group Inc.                               642,900     32,350,728
  ----------------------------------------------------------------------------
  WellPoint Health Networks Inc. (a)                    414,100     31,918,828
  ----------------------------------------------------------------------------
                                                                   169,065,315
  ----------------------------------------------------------------------------

  Pharmaceuticals-22.80%
  Abbott Laboratories                                   788,730     33,560,462
  ----------------------------------------------------------------------------
  Allergan, Inc.                                        281,200     22,138,876
  ----------------------------------------------------------------------------
  Barr Laboratories, Inc. (a)                           260,200     17,748,242
  ----------------------------------------------------------------------------
  Bristol-Myers Squibb Co.                              802,500     20,592,150
  ----------------------------------------------------------------------------
  Forest Laboratories, Inc. (a)                         452,600     23,286,270
  ----------------------------------------------------------------------------
  ICN Pharmaceuticals, Inc.                             284,400      4,880,304
  ----------------------------------------------------------------------------
  Johnson & Johnson                                     410,762     20,340,934
  ----------------------------------------------------------------------------
  Lilly (Eli) & Co.                                     262,700     15,604,380
  ----------------------------------------------------------------------------
  Merck & Co. Inc.                                      311,200     15,752,944
  ----------------------------------------------------------------------------
  Pfizer Inc.                                           688,380     20,912,984
  ----------------------------------------------------------------------------
  Pharmaceutical Resources, Inc. (a)                    236,200     16,113,564
  ----------------------------------------------------------------------------
  Scimagix Inc.-Pfd., Series C (Acquired 05/24/2001;
   Cost $1,350,000) (a)(b)(c)                           641,635      1,350,000
  ----------------------------------------------------------------------------
  UltraGuide Inc.-Pfd., Series E (Acquired 06/01/2001;
   Cost $151,500) (a)(b)(c)                              50,000              0
  ----------------------------------------------------------------------------
  UltraGuide Inc.-Pfd., Series F (Acquired 06/01/2001;
   Cost $1,348,502) (a)(b)(c)                           445,050              0
  ----------------------------------------------------------------------------
  Wyeth                                                 503,100     23,192,916
  ----------------------------------------------------------------------------
                                                                   235,474,026
  ----------------------------------------------------------------------------
      Total Domestic Stocks & Other Equity Interests
       (Cost $725,730,726)                                         820,102,279
  ----------------------------------------------------------------------------

                                                                   MARKET
                                                       SHARES      VALUE
  ---------------------------------------------------------------------------
  FOREIGN STOCKS & OTHER EQUITY
   INTERESTS-17.37%

  Israel-3.77%
  Teva Pharmaceutical Industries Ltd.-ADR
   (Pharmaceuticals)                                   680,540 $   38,892,861
  ---------------------------------------------------------------------------

  Switzerland-8.43%
  Alcon, Inc. (Health Care Supplies)                   595,050     33,412,057
  ---------------------------------------------------------------------------
  Novartis A.G.-ADR (Pharmaceuticals)                  557,900     21,668,836
  ---------------------------------------------------------------------------
  Roche Holding A.G. (Pharmaceuticals)                 384,800     31,979,053
  ---------------------------------------------------------------------------
                                                                   87,059,946
  ---------------------------------------------------------------------------

  United Kingdom-5.17%
  AstraZeneca PLC-ADR (Pharmaceuticals)                679,300     29,481,620
  ---------------------------------------------------------------------------
  Shire Pharmaceuticals Group PLC-ADR
   (Pharmaceuticals) (a)                               900,500     19,910,055
  ---------------------------------------------------------------------------
  Smith & Nephew PLC (Health Care Supplies)            605,100      3,987,510
  ---------------------------------------------------------------------------
                                                                   53,379,185
  ---------------------------------------------------------------------------
      Total Foreign Stocks & Other Equity Interests
       (Cost $150,690,306)                                        179,331,992
  ---------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES       VALUE
  ---------------------------------------------------------------------------

  MONEY MARKET FUNDS-2.42%
  INVESCO Treasurer's Series Money
   Market Reserve Fund
   (Cost $25,030,288) (d)                          25,030,288 $   25,030,288
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-99.20% (excluding
   investments purchased with cash collateral from
   securities loaned) (Cost $901,451,320)                      1,024,464,559
  ---------------------------------------------------------------------------
  INVESTMENTS PURCHASED WITH
   CASH COLLATERAL FROM
   SECURITIES LOANED

  Money Market Funds-1.71%
  INVESCO Treasurer's Series Money
   Market Reserve Fund (d)(e)                      17,694,109     17,694,109
  ---------------------------------------------------------------------------
      Total Money Market Funds (purchased with
       cash collateral from securities loaned)
       (Cost $17,694,109)                                         17,694,109
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-100.91% (Cost
   $919,145,429) (f)                                           1,042,158,668
  ---------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-(0.91%)                           (9,443,497)
  ---------------------------------------------------------------------------
  NET ASSETS-100.00%                                          $1,032,715,171
  ---------------------------------------------------------------------------

Investment Abbreviations:

ADR - American Depositary Receipt
Conv.- Convertible
HOLDRS- Holding Company Depositary Receipts
Pfd.- Preferred

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $6,766,667 which represented 0.66% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.
(f) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 9/30/02 represented 4.15% of the Fund's net assets. The following is a summary of the transactions with affiliates for the year ended September 30, 2003.

                              MARKET                             CHANGE IN     MARKET
                              VALUE      PURCHASES   SALES AT    UNREALIZED    VALUE    DIVIDEND REALIZED
                            03/31/2003    AT COST      COST     APPR./(DEPR) 09/30/2003  INCOME  GAIN/LOSS
-                           ----------- ----------- ----------- ------------ ---------- -------- ---------
Pharmaceutical HOLDRS Trust $42,888,360 $11,843,645 $17,466,855 $37,265,150     $--       $--     $75,506





See Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)


ASSETS:
Investments, at market value (cost $876,421,032)*                     $  999,434,271
-------------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $42,724,397)           42,724,397
-------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                        12,156,027
-------------------------------------------------------------------------------------
  Capital stock sold                                                       1,138,752
-------------------------------------------------------------------------------------
  Dividends                                                                  540,579
-------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                    156,576
-------------------------------------------------------------------------------------
Other assets                                                                 167,094
-------------------------------------------------------------------------------------
    Total assets                                                      $1,056,317,696
-------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                    4,026,622
-------------------------------------------------------------------------------------
  Capital stock reacquired                                                   972,851
-------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                 199,513
-------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                             17,694,109
-------------------------------------------------------------------------------------
Accrued distribution fees                                                    214,686
-------------------------------------------------------------------------------------
Accrued directors' fees                                                       11,163
-------------------------------------------------------------------------------------
Accrued transfer agent fees                                                  258,010
-------------------------------------------------------------------------------------
Accrued operating expenses                                                   225,571
-------------------------------------------------------------------------------------
    Total liabilities                                                     23,602,525
-------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $1,032,715,171
-------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                            $1,143,817,154
-------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                (2,720,395)
-------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                     (231,399,235)
-------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                              123,017,647
-------------------------------------------------------------------------------------
                                                                      $1,032,715,171
-------------------------------------------------------------------------------------


         NET ASSETS:
         Class A                                         $    2,233,317
         --------------------------------------------------------------
         Class B                                         $    1,140,018
         --------------------------------------------------------------
         Class C                                         $    6,177,570
         --------------------------------------------------------------
         Class K                                         $    2,608,567
         --------------------------------------------------------------
         Investor Class                                  $1,020,555,699
         --------------------------------------------------------------

         CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
         Class A:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                           51,364
         --------------------------------------------------------------
         Class B:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                           26,454
         --------------------------------------------------------------
         Class C:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                          147,990
         --------------------------------------------------------------
         Class K:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                           61,426
         --------------------------------------------------------------
         Investor Class:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                       23,491,375
         --------------------------------------------------------------
         Class A :
           Net asset value per share                     $        43.48
         --------------------------------------------------------------
           Offering price per share:
             (Net asset value of $43.48 / 94.50%)        $        46.01
         --------------------------------------------------------------
         Class B :
           Net asset value and offering price per share  $        43.09
         --------------------------------------------------------------
         Class C :
           Net asset value and offering price per share  $        41.74
         --------------------------------------------------------------
         Class K :
           Net asset value and offering price per share  $        42.47
         --------------------------------------------------------------
         Investor Class:
           Net asset value and offering price per share  $        43.44
         --------------------------------------------------------------

* At September 30, 2003, securities with an aggregate market value of $17,257,487 were on loan to brokers.

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $106,272)                                 $  4,873,674
----------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                 57,802
----------------------------------------------------------------------------------------------------
Interest                                                                                     30,117
----------------------------------------------------------------------------------------------------
Securities lending                                                                           42,640
----------------------------------------------------------------------------------------------------
    Total investment income                                                               5,004,233
----------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                             3,403,769
----------------------------------------------------------------------------------------------------
Administrative services fees                                                                240,536
----------------------------------------------------------------------------------------------------
Custodian fees                                                                               50,270
----------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                     4,885
----------------------------------------------------------------------------------------------------
  Class B                                                                                     4,508
----------------------------------------------------------------------------------------------------
  Class C                                                                                    35,195
----------------------------------------------------------------------------------------------------
  Class K                                                                                     5,630
----------------------------------------------------------------------------------------------------
  Investor Class                                                                          1,291,988
----------------------------------------------------------------------------------------------------
Transfer agent fees:
  Class A                                                                                    12,300
----------------------------------------------------------------------------------------------------
  Class B                                                                                     2,446
----------------------------------------------------------------------------------------------------
  Class C                                                                                    58,476
----------------------------------------------------------------------------------------------------
  Class K                                                                                    11,300
----------------------------------------------------------------------------------------------------
  Investor Class                                                                          2,227,146
----------------------------------------------------------------------------------------------------
Printing and postage fees                                                                   442,473
----------------------------------------------------------------------------------------------------
Directors' fees                                                                              33,966
----------------------------------------------------------------------------------------------------
Other                                                                                       103,564
----------------------------------------------------------------------------------------------------
    Total expenses                                                                        7,928,452
----------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                   (361,922)
----------------------------------------------------------------------------------------------------
    Net expenses                                                                          7,566,530
----------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             (2,562,297)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                                                                 133,552,385
----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       (193,262)
----------------------------------------------------------------------------------------------------
                                                                                        133,359,123
----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                  (8,515,943)
----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         78,007
----------------------------------------------------------------------------------------------------
                                                                                         (8,437,936)
----------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                              124,921,187
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $122,358,890
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)


                                                                                                         SEPTEMBER 30,
                                                                                                             2003
------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                          $   (2,562,297)
------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies                               133,359,123
------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies      (8,437,936)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                        122,358,890
------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                   (1,877,735)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                      433,030
------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                     (424,588)
------------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                      385,280
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                           (55,112,872)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                                (56,596,885)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                   65,762,005
------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                      966,953,166
------------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $1,032,715,171
------------------------------------------------------------------------------------------------------------------------

                                                                                                           MARCH 31,
                                                                                                             2003
-----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                          $   (7,840,770)
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies                              (171,617,410)
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies     (87,177,417)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                       (266,635,597)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                    3,988,853
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                      671,274
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                   (7,772,056)
-----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                       66,202
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                          (256,974,896)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                               (260,020,623)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                 (526,656,220)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    1,493,609,386
-----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $  966,953,166
-----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Health Sciences Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies.
     The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Investor Class shares to 1.40%, 2.05%, 2.75% and 2.20%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $11,289, $2,100, $32,005, $3,217 and $234,235 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $2,310 for Class B shares. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $3,561, $386, $17,602, $0 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $14,557, $5,671, $52,153, $1,374 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.
  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $240,536 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,708,884 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund's average daily net assets of Class K shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $2,048, $2,617, $17,117, $3,055 and $660,153, respectively. Prior to July 1,
2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $2,837, $1,891, $18,078, $2,575 and $631,835, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front- end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1,

2003 through September 30, 2003, AIM Distributors retained $1,927 in front-end sales commissions from the sale of Class A shares and $0, $506, $223, $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $2,216 in front-end sales commissions from the sale of Class A shares and $0, $533, $438 and $0, from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $1,644 and security brokerage transactions of $75,122 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $76,766.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
  At September 30, 2003, securities with an aggregate value of $17,257,487 were on loan to brokers. The loans were secured by cash collateral of $17,694,109 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2003, the Fund received fees of $42,640 for securities lending.

NOTE 6--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $973,038 with a weighted average interest rate of 1.42% and interest expense of $6,909 and the Fund had average daily lendings of $44,262 with a weighted average interest rate of 1.27% and interest income of $282.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC, were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                  EXPIRATION                      CARRYFORWARD
                  --------------------------------------------
                  March 31, 2010                  $117,845,316
                  --------------------------------------------
                  March 31, 2011                   179,631,500
                  --------------------------------------------
                  Total capital loss carryforward $297,476,816
                  --------------------------------------------

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $776,414,449 and $865,178,404, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $121,665,672
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (17,401,889)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $104,263,783
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $937,894,885.

NOTE 9--CAPITAL STOCK

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                         CHANGES IN SHARES OUTSTANDING
   --------------------------------------------------------------------------
                          SIX MONTHS ENDED
                           SEPTEMBER 30,            YEAR ENDED MARCH 31,
                     -------------------------  ----------------------------
                                2003                        2003
                     -------------------------  ----------------------------
                       SHARES        AMOUNT        SHARES         AMOUNT
   --------------------------------------------------------------------------
   Sold:
     Class A             90,422  $   3,715,289      287,786  $    11,568,902
   --------------------------------------------------------------------------
     Class B             10,892        459,322       17,220          709,368
   --------------------------------------------------------------------------
     Class C          1,016,688     40,869,225    2,159,153       86,806,161
   --------------------------------------------------------------------------
     Class K             96,182      4,127,937       32,296        1,290,276
   --------------------------------------------------------------------------
     Investor Class   5,295,055    224,609,395   79,949,743    3,275,394,183
   --------------------------------------------------------------------------
   Reacquired:
     Class A           (135,824)    (5,593,024)    (191,020)      (7,580,049)
   --------------------------------------------------------------------------
     Class B               (632)       (26,292)      (1,026)         (38,094)
   --------------------------------------------------------------------------
     Class C         (1,025,550)   (41,293,813)  (2,342,780)     (94,578,217)
   --------------------------------------------------------------------------
     Class K            (87,392)    (3,742,657)     (30,847)      (1,224,074)
   --------------------------------------------------------------------------
     Investor Class  (6,586,199)  (279,722,267) (86,187,098)  (3,532,369,079)
   --------------------------------------------------------------------------
                     (1,326,358) $ (56,596,885)  (6,306,573) $  (260,020,623)
   --------------------------------------------------------------------------

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                                   -------------------------
                                                                    SIX MONTHS          YEAR
                                                                       ENDED            ENDED
                                                                   SEPTEMBER 30,      MARCH 31,
                                                                       2003             2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $38.56         $ 47.56
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.10) (a)      (0.22) (a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       5.02           (8.78)
--------------------------------------------------------------------------------------------------
    Total from investment operations                                    4.92           (9.00)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $43.48         $ 38.56
--------------------------------------------------------------------------------------------------
Total return (b)                                                       12.76%         (18.92)%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $2,233         $ 3,731
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           1.44% (c)       1.41%
--------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        2.25% (c)       1.88%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.47)% (c)     (0.69)%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               76%            179%
--------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $2,791,638.
 (d) Not annualized for periods less than one year.

                                                                               CLASS B
                                                                   -------------------------
                                                                    SIX MONTHS          YEAR
                                                                       ENDED            ENDED
                                                                   SEPTEMBER 30,      MARCH 31,
                                                                       2003             2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $38.34         $ 47.56
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.24) (a)      (0.44) (a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       4.99           (8.78)
--------------------------------------------------------------------------------------------------
    Total from investment operations                                    4.75           (9.22)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $43.09         $ 38.34
--------------------------------------------------------------------------------------------------
Total return (b)                                                       12.39%         (19.39)%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $1,140         $   621
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.09% (c)       2.06%
--------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        3.07% (c)       2.51%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.12)% (c)     (1.22)%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               76%            179%
--------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $901,504.
 (d) Not annualized for periods less than one year.

                                                                                               CLASS C
                                                                   ----------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED            YEAR ENDED MARCH 31,
                                                                   SEPTEMBER 30,    ---------------------------
                                                                       2003           2003      2002      2001
--------------------------------------------------------------------                ------------------------------
Net asset value, beginning of period                                  $37.27        $ 46.68   $ 45.40   $ 55.50
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.37) (a)     (1.20)    (0.35)    (0.05)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       4.84          (8.21)     1.65     (0.94)
------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    4.47          (9.41)     1.30     (0.99)
------------------------------------------------------------------------------------------------------------------
Less:
  Distributions from net realized gains                                   --             --        --     (9.11)
------------------------------------------------------------------------------------------------------------------
  Return of capital                                                       --             --     (0.02)       --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $41.74        $ 37.27   $ 46.68   $ 45.40
------------------------------------------------------------------------------------------------------------------
Total return (b)                                                       11.99%        (20.16)%    2.85%    (4.79)%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $6,178        $ 5,846   $15,892   $10,767
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.77% (c)      2.81%     2.26%     2.03%
------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        3.68% (c)      3.27%     2.26%     2.03%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.80)% (c)    (2.04)%   (1.70)%   (1.08)%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                               76%           179%      160%      177%
------------------------------------------------------------------------------------------------------------------

                                                                   ----------
                                                                    FEBRUARY 14,
                                                                        2000
                                                                    (DATE SALES
                                                                     COMMENCED)
                                                                     MARCH 31,
-------------------------------------------------------------------
Net asset value, beginning of period                                 $ 62.05
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.03) (a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      (6.52)
-----------------------------------------------------------------------------------
    Total from investment operations                                   (6.55)
-----------------------------------------------------------------------------------
Less:
  Distributions from net realized gains                                   --
-----------------------------------------------------------------------------------
  Return of capital                                                       --
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $ 55.50
-----------------------------------------------------------------------------------
Total return (b)                                                      (10.56)%
-----------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $   470
-----------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           1.65% (d)
-----------------------------------------------------------------------------------
  Without expense reimbursements                                        1.65% (d)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.54)% (d)
-----------------------------------------------------------------------------------
Portfolio turnover rate (e)                                              107%
-----------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $7,039,049.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                                         CLASS K
                                                                   ---------------------------------------------
                                                                                                        NOVEMBER 30,
                                                                                                            2000
                                                                                                        (DATE SALES
                                                                    SIX MONTHS          YEAR ENDED       COMMENCED)
                                                                       ENDED            MARCH 31,         THROUGH
                                                                   SEPTEMBER 30,    ----------------     MARCH 31,
                                                                       2003           2003      2002        2001
--------------------------------------------------------------------                -------------------
Net asset value, beginning of period                                  $37.81        $ 46.98   $45.43     $ 55.84
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.24) (a)     (0.23)   (0.48)      (0.22) (a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       4.90          (8.94)    2.05      (10.19)
-----------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    4.66          (9.17)    1.57      (10.41)
-----------------------------------------------------------------------------------------------------------------------
Less Return of capital                                                    --             --    (0.02)         --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $42.47        $ 37.81   $46.98     $ 45.43
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                                                       12.32%        (19.50)%   3.42%     (18.64)%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $2,609        $ 1,990   $2,405     $     1
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.12% (c)      2.07%    1.71%       3.62% (d)
-----------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        2.38% (c)      2.07%    1.71%       3.62% (d)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.15)% (c)    (1.29)%  (1.09)%     (2.75)% (d)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                               76%           179%     160%        177%
-----------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $2,502,275.
 (d) Annualized.
 (e) Not annualized for periods less than one year.


                                                                   -----------------------------------
                                                                       SIX MONTHS
                                                                          ENDED
                                                                      SEPTEMBER 30,     --------------
                                                                          2003               2003
--------------------------------------------------------------------                    ---------------
Net asset value, beginning of period                                $    38.53          $  47.56
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.10) (a)        (0.28) (a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         5.01             (8.75)
-------------------------------------------------------------------------------------------------------
    Total from investment operations                                      4.91             (9.03)
-------------------------------------------------------------------------------------------------------
Less:
  Dividends from net investment income                                      --                --
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                     --                --
-------------------------------------------------------------------------------------------------------
  Return of capital                                                         --                --
-------------------------------------------------------------------------------------------------------
    Total distributions                                                     --                --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    43.44          $  38.53
-------------------------------------------------------------------------------------------------------
Total return (b)                                                         12.74%           (18.99)%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,020,556          $954,765
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   1.45% (c)(d)      1.44%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (0.48)% (c)       (0.68)%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                                 76%              179%
-------------------------------------------------------------------------------------------------------

                                                                                    INVESTOR CLASS
                                                                   ----------------------------------------------------
                                                                                                        FIVE MONTHS
                                                                   YEAR ENDED MARCH 31,                    ENDED
                                                                   ----------------------------          MARCH 31,
                                                                         2002             2001             2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $    45.78       $    55.52       $    58.39
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.38) (a)       (0.12) (a)       (0.06) (a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        2.18            (0.51)            3.53
-----------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     1.80            (0.63)            3.47
-----------------------------------------------------------------------------------------------------------------------
Less:
  Dividends from net investment income                                     --               --            (0.25)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                    --            (9.11)           (6.09)
-----------------------------------------------------------------------------------------------------------------------
  Return of capital                                                     (0.02)              --               --
-----------------------------------------------------------------------------------------------------------------------
    Total distributions                                                 (0.02)           (9.11)           (6.34)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    47.56       $    45.78       $    55.52
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                                                         3.95%           (4.12)%           6.30%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,475,313       $1,580,378       $1,622,624
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.31%            1.23%            1.18% (e)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.75)%          (0.20)%          (0.22)% (e)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                               160%             177%             107%
-----------------------------------------------------------------------------------------------------------------------

                                                                   ---------------------------
                                                                             YEAR ENDED
                                                                             OCTOBER 31,
                                                                   --------------------------
                                                                        1999            1998
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $    62.12      $    57.50
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           0.14 (a)        0.13 (a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.02           13.55
--------------------------------------------------------------------------------------------------
    Total from investment operations                                     5.16           13.68
--------------------------------------------------------------------------------------------------
Less:
  Dividends from net investment income                                  (0.04)          (0.26)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 (8.85)          (8.80)
--------------------------------------------------------------------------------------------------
  Return of capital                                                        --              --
--------------------------------------------------------------------------------------------------
    Total distributions                                                 (8.89)          (9.06)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    58.39      $    62.12
--------------------------------------------------------------------------------------------------
Total return (b)                                                         8.44%          28.58%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,574,020      $1,328,196
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.22%           1.12%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              0.07%           0.25%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                               127%             92%
--------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,033,590,529.
 (d) After expense reimbursements. Ratio of expenses to average net assets excluding expense reimbursements were 1.49% (annualized).
 (e) Annualized.
 (f) Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
     . An Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

NOTE 12--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    SUB-ADVISOR
                                                            (effective 11-25-03)
Jack M. Fields       Gary T. Crum                           INVESCO Institutional (N.A.), Inc.
                     Senior Vice President                  1360 Peachtree Street, N.E., Suite 100
Carl Frischling                                             Atlanta, GA 30309
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           TRANSFER AGENT
                                                            (effective 10-01-03)
Gerald J. Lewis      Ronald L. Grooms                       AIM Investment Services, Inc.
                     Vice President and Assistant Treasurer P.O. Box 4739
Prema Mathai-Davis                                          Houston, TX 77210-4739
                     Robert G. Alley
Lewis F. Pennock     Vice President                         CUSTODIAN
                                                            State Street Bank and Trust Company
Ruth H. Quigley      Stuart W. Coco                         225 Franklin Street
                     Vice President                         Boston, MA 02110
Louis S. Sklar
                     Melville B. Cox                        COUNSEL TO THE FUND
Larry Soll           Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Mark H. Williamson   Karen Dunn Kelley                      Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
                                                            Philadelphia, PA 19103-7599
                     Edgar M. Larsen
                     Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

          Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

          International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

          Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

          Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

/1/ Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. /2/AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. /3/Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. /4/Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                               AIMinvestments.com    I-HSC-SAR-1

                                       Your goals Our solutions --Servicemark--
                                        [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

                                                           INVESCO Leisure Fund

                                                             September 30, 2003

                                              Semiannual Report to Shareholders

                                     INVESCO Leisure Fund SEEKS CAPITAL GROWTH.

                                        Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--

Not FDIC Insured  May lose value   No bank guarantee
      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

HOLDINGS BY MARKET CAPITALIZATION*
--------------------------------------------------------------------------------
Based on total equity holdings

[CHART APPEARS HERE]

Source: Lipper, Inc.

                    TOTAL NUMBER OF HOLDINGS*       81
                    ----------------------------------------
                    TOTAL NET ASSETS          $811.7 million
                    ----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Including sales charges


                          CLASS A SHARES
                          ----------------------------
                          Inception (3/28/02)   -7.72%
                          ----------------------------
                           1 Year               13.52
                          ----------------------------

                          CLASS B SHARES
                          ----------------------------
                          Inception (3/28/02)   -7.43%
                          ----------------------------
                           1 Year               14.29
                          ----------------------------

                          CLASS C SHARES
                          ----------------------------
                          Inception (2/14/00)   -1.66%
                          ----------------------------
                           1 Year               17.92
                          ----------------------------

                          CLASS K SHARES
                          ----------------------------
                          Inception (12/14/01)  0.22%
                          ----------------------------
                           1 Year               19.32
                          ----------------------------

                          INVESTOR CLASS SHARES
                          ----------------------------
                          Inception (1/19/84)   16.63%
                          ----------------------------
                          10 Years              11.98
                          ----------------------------
                           5 Years              13.91
                          ----------------------------
                           1 Year               20.05
                          ----------------------------

  Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

FUND VS. INDEXES
--------------------------------------------------------------------------------
Total Returns 3/31/03-9/30/03 excluding sales charges
--------------------------------------------------------------------------------

                          Class A Shares        18.26%
                          ----------------------------
                          Class B Shares        17.85
                          ----------------------------
                          Class C Shares        17.73
                          ----------------------------
                          Class K Shares        17.92
                          ----------------------------
                          Investor Class Shares 18.26
                          ----------------------------
                          S&P 500(R) Index      18.44
                          ----------------------------

Source: Lipper, Inc.


           TOP 10 EQUITY HOLDINGS*
           ---------------------------------------------------------
            1. International Game Technology                    6.5%
           ---------------------------------------------------------
            2. Omnicom Group Inc.                               6.3
           ---------------------------------------------------------
            3. Harrah's Entertainment, Inc.                     4.9
           ---------------------------------------------------------
            4. Mattel, Inc.                                     4.4
           ---------------------------------------------------------
            5. Liberty Media Corp.-Class A                      3.8
           ---------------------------------------------------------
            6. Cablevision Systems Corp.-New York Group-Class A 2.5
           ---------------------------------------------------------
            7. News Corp. Ltd. (The)-ADR (Australia)            2.4
           ---------------------------------------------------------
            8. AOL Time Warner Inc.                             2.2
           ---------------------------------------------------------
            9. Groupe Bruxelles Lambert S.A. (Belgium)          2.2
           ---------------------------------------------------------
           10. Anheuser-Busch Cos., Inc.                        2.0
           ---------------------------------------------------------


              TOP 10 INDUSTRIES*
              ----------------------------------------------------
               1. Broadcasting & Cable TV                    14.8%
              ----------------------------------------------------
               2. Casinos & Gaming                           14.2
              ----------------------------------------------------
               3. Movies & Entertainment                     10.3
              ----------------------------------------------------
               4. Hotels, Resorts & Cruise Lines              8.7
              ----------------------------------------------------
               5. Advertising                                 8.5
              ----------------------------------------------------
               6. Publishing                                  7.1
              ----------------------------------------------------
               7. Brewers                                     5.9
              ----------------------------------------------------
               8. Leisure Products                            5.7
              ----------------------------------------------------
               9. Investment Companies-Exchange Traded Funds  5.6
              ----------------------------------------------------
              10. Multi-Sector Holdings                       3.2
              ----------------------------------------------------

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Leisure Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

[_] Had the advisor not waived fees and/or reimbursed expenses for Class K shares, returns for Class K shares would have been lower.

[_] Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R)) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:
Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund's board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund's shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund's investments.
  It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund's prospectus. We're excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you'll find a report on the fund's performance during the reporting period.
  While these are some key steps we've taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Leisure Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
November 10, 2003


[PHOTO OF ROBERT H. GRAHAM APPEARS HERE]          We have never permitted
                                               late trading in fund shares and
                                                 support actions that can be
                                              taken to strengthen protection of
                                                 funds against late trading
                                                     by intermediaries.

                                                     Robert H. Graham

DEAR SHAREHOLDER:
This is the semiannual report for INVESCO Leisure Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find current manager commentary, quarterly updates, as well as the most recent performance data.
  And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

YOUR FUND
For the period ended September 30, 2003, INVESCO Leisure Fund's Investor Class shares returned 18.26%, thereby pacing the return of the fund's benchmark index, the S&P 500, for the same period. The S&P 500's consumer discretionary sector, of which most of the fund's holdings are a part, produced the third highest returns in the index, behind only information technology and financials.
  INVESCO Leisure Fund is predicated on the theory that U.S. consumer spending on leisure grows faster than the overall economy. Portfolio holdings are chosen individually based on their long-term potential for strong performance. Portfolio manager Mark Greenberg endeavors to choose stocks that have the following criteria in common: they have valuations that are less than the overall market, they represent companies that are managed by individuals with a clear vision for growth and that have the resources to succeed, and they are in industries that are experiencing improving dynamics. Themes that support improving dynamics are demographic and income trends, technology innovation and integration, and globalization of the industries.
  Two of the fund's top-10 holdings were the highest contributors to the fund's positive performance during the period. The leading producer of slot machines, International Game Technology, and the world's largest advertising and marketing services company, Omnicom Group, both performed well for the fund. In July 2003, International Game Technology announced results for its third fiscal quarter ended June 29, 2003, which revealed that earnings from continuing operations improved 36% over the corresponding quarter of 2002. The company also announced a four-for-one stock split. Meanwhile, Omnicom Group reported a 2% increase in both net income and earnings per share in its second quarter
2003 results over second quarter 2002.
  Stocks that detracted from performance included broadcasting and cable TV programmer Liberty Media and toy-maker Mattel. For the six months ended June
30, 2003, Liberty Media's revenues fell 2%, largely because of reduced revenues from subsidiary Starz Encore, a premium cable programmer. In its second-quarter earnings report released in July 2003, Mattel reported a 4% decline in worldwide net sales compared to the second quarter of 2002. Worldwide sales of one of its core products, Hot Wheels(R), was down 16%. However, these stocks have been in the portfolio for significant periods, and Mr. Greenberg believes Liberty Media and Mattel continue to reflect evidence of strong fundamentals and long-term potential and therefore has retained them in the portfolio.
  Mr. Greenberg maintains a long-term perspective and continues to believe that the fund's holdings are among the best long-term growth prospects within the leisure sector. The fund focuses on leading and attractively valued companies. Because of the fund manager's conviction in the long-term potential of the portfolio holdings and the general strength of the leisure sector, the fund has historically had a low turnover rate. For the six-month period ended September 30, 2003, the fund's turnover rate was 10% (not annualized).

YOUR GOALS. OUR SOLUTIONS.
  We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

/s/ Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003

[PHOTO OF RAY CUNNINGHAM APPEARS HERE]              The consumer discretionary
                                               sector produced the third highest
                                               returns in the index, behind only
                                                     information technology
                                                        and financials.

                                                        Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)


                                                                    MARKET
                                                        SHARES      VALUE
 -----------------------------------------------------------------------------
 DOMESTIC COMMON STOCKS & OTHER
  EQUITY INTERESTS-78.23%

 Advertising-6.98%
 Harte-Hanks, Inc.                                       320,450 $   5,909,098
 -----------------------------------------------------------------------------
 Omnicom Group Inc.                                      706,000    50,726,100
 -----------------------------------------------------------------------------
                                                                    56,635,198
 -----------------------------------------------------------------------------

 Apparel, Accessories & Luxury Goods-1.53%
 Polo Ralph Lauren Corp.                                 461,900    12,388,158
 -----------------------------------------------------------------------------

 Brewers-2.07%
 Anheuser-Busch Cos., Inc. (a)                           340,400    16,795,336
 -----------------------------------------------------------------------------

 Broadcasting & Cable TV-13.99%
 Cablevision Systems Corp.-New York Group-Class A (a)  1,119,793    20,268,253
 -----------------------------------------------------------------------------
 Citadel Broadcasting Co. (a)                             66,700     1,317,992
 -----------------------------------------------------------------------------
 Clear Channel Communications, Inc.                      124,049     4,751,077
 -----------------------------------------------------------------------------
 Comcast Corp.-Class A (a)                               342,400    10,573,312
 -----------------------------------------------------------------------------
 EchoStar Communications Corp.-Class A (a)               408,585    15,636,548
 -----------------------------------------------------------------------------
 General Motors Corp.-Class H (a)                         60,600       867,186
 -----------------------------------------------------------------------------
 Gray Television, Inc.                                   640,100     7,476,368
 -----------------------------------------------------------------------------
 Liberty Media Corp.-Class A (a)                       3,125,857    31,164,794
 -----------------------------------------------------------------------------
 Liberty Media Corp.-Class B (a)                         128,057     1,318,987
 -----------------------------------------------------------------------------
 Scripps (E.W.) Co. (The)-Class A                         84,300     7,173,930
 -----------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.-Class A (a)              508,500     5,166,360
 -----------------------------------------------------------------------------
 Spanish Broadcasting System, Inc.-Class A (a)           271,200     2,305,200
 -----------------------------------------------------------------------------
 Univision Communications Inc.-Class A (a)               174,300     5,565,399
 -----------------------------------------------------------------------------
                                                                   113,585,406
 -----------------------------------------------------------------------------

 Casinos & Gaming-14.23%
 Harrah's Entertainment, Inc.                            948,000    39,920,280
 -----------------------------------------------------------------------------
 International Game Technology                         1,864,000    52,471,600
 -----------------------------------------------------------------------------
 Mandalay Resort Group                                   224,900     8,908,289
 -----------------------------------------------------------------------------
 MGM MIRAGE (a)                                          152,016     5,556,185
 -----------------------------------------------------------------------------
 Wynn Resorts, Ltd. (a)                                  476,900     8,670,042
 -----------------------------------------------------------------------------
                                                                   115,526,396
 -----------------------------------------------------------------------------

 Commercial Printing-0.34%
 Valassis Communications, Inc. (a)                       103,118     2,722,315
 -----------------------------------------------------------------------------

 Investment Companies-Exchange Traded
  Funds-5.61%
 iShares Russell 3000 Index Fund                         261,800    14,752,430
 -----------------------------------------------------------------------------
 iShares S&P 500 Index Fund                              151,300    15,114,870
 -----------------------------------------------------------------------------
 S&P 500 Depositary Receipts Trust-Series 1              157,100    15,691,148
 -----------------------------------------------------------------------------
                                                                    45,558,448
 -----------------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
       ------------------------------------------------------------------

       Diversified Commercial Services-1.30%
       Cendant Corp. (a)                            563,700 $  10,535,553
       ------------------------------------------------------------------

       Footwear-0.56%
       NIKE, Inc.-Class B                            75,000     4,561,500
       ------------------------------------------------------------------

       General Merchandise Stores-0.27%
       Target Corp.                                  57,200     2,152,436
       ------------------------------------------------------------------

       Home Entertainment Software-0.67%
       Electronic Arts Inc. (a)                      59,300     5,469,239
       ------------------------------------------------------------------

       Hotels, Resorts & Cruise Lines-4.75%
       Extended Stay America, Inc. (a)              191,600     2,860,588
       ------------------------------------------------------------------
       Hilton Hotels Corp.                          605,150     9,815,533
       ------------------------------------------------------------------
       Marriott International, Inc.-Class A         241,000    10,370,230
       ------------------------------------------------------------------
       Starwood Hotels & Resorts Worldwide, Inc.    445,860    15,515,928
       ------------------------------------------------------------------
                                                               38,562,279
       ------------------------------------------------------------------

       Internet Retail-1.59%
       InterActiveCorp. (a)                         389,800    12,882,890
       ------------------------------------------------------------------

       Leisure Facilities-0.61%
       Cedar Fair, L.P.                              97,800     2,738,400
       ------------------------------------------------------------------
       Six Flags, Inc. (a)                          294,800     1,550,648
       ------------------------------------------------------------------
       Vail Resorts, Inc. (a)                        45,100       644,930
       ------------------------------------------------------------------
                                                                4,933,978
       ------------------------------------------------------------------

       Leisure Products-5.65%
       Hasbro, Inc.                                 224,500     4,193,660
       ------------------------------------------------------------------
       Leapfrog Enterprises, Inc.-Class A (a)       151,000     5,738,000
       ------------------------------------------------------------------
       Mattel, Inc.                               1,896,500    35,957,640
       ------------------------------------------------------------------
                                                               45,889,300
       ------------------------------------------------------------------

       Movies & Entertainment-7.89%
       AOL Time Warner Inc. (a)                   1,169,500    17,671,145
       ------------------------------------------------------------------
       Fox Entertainment Group, Inc.-Class A (a)    145,000     4,058,550
       ------------------------------------------------------------------
       Metro-Goldwyn-Mayer Inc. (a)                 717,500    11,006,450
       ------------------------------------------------------------------
       Pixar, Inc. (a)                              103,700     6,902,272
       ------------------------------------------------------------------
       Regal Entertainment Group-Class A            149,900     2,788,140
       ------------------------------------------------------------------
       Viacom Inc.-Class A                          101,880     3,912,192
       ------------------------------------------------------------------
       Viacom Inc.-Class B                          179,900     6,890,170
       ------------------------------------------------------------------
       Walt Disney Co. (The)                        536,199    10,815,134
       ------------------------------------------------------------------
                                                               64,044,053
       ------------------------------------------------------------------

       Publishing-7.09%
       Belo Corp.-Class A                           360,000     8,730,000
       ------------------------------------------------------------------
       Gannett Co., Inc.                            144,000    11,168,640
       ------------------------------------------------------------------
       Knight-Ridder, Inc.                          232,800    15,527,760
       ------------------------------------------------------------------

                                                                   MARKET
                                                        SHARES     VALUE
  ---------------------------------------------------------------------------

  Publishing-(Continued)
  McClatchy Co. (The)-Class A                           131,900 $   7,845,412
  ---------------------------------------------------------------------------
  McGraw-Hill Cos., Inc. (The)                           76,700     4,765,371
  ---------------------------------------------------------------------------
  Media General, Inc.-Class A                            54,600     3,336,060
  ---------------------------------------------------------------------------
  New York Times Co. (The)-Class A                      141,200     6,136,552
  ---------------------------------------------------------------------------
                                                                   57,509,795
  ---------------------------------------------------------------------------

  Restaurants-1.69%
  CBRL Group, Inc.                                      272,600     9,671,848
  ---------------------------------------------------------------------------
  Yum! Brands, Inc. (a)                                 136,900     4,054,978
  ---------------------------------------------------------------------------
                                                                   13,726,826
  ---------------------------------------------------------------------------

  Specialty Stores-1.41%
  Hollywood Entertainment Corp. (a)                     513,200     8,724,400
  ---------------------------------------------------------------------------
  Pier 1 Imports, Inc.                                   94,900     1,825,876
  ---------------------------------------------------------------------------
  Toys "R" Us, Inc. (a)                                  74,900       901,047
  ---------------------------------------------------------------------------
                                                                   11,451,323
  ---------------------------------------------------------------------------
      Total Domestic Common Stocks & Other Equity
       Interests (Cost $469,415,168)                              634,930,429
  ---------------------------------------------------------------------------
  FOREIGN STOCKS & OTHER EQUITY
   INTERESTS-16.72%

  Australia-2.36%
  News Corp. Ltd. (The)-ADR (Movies & Entertainment)    702,125    19,160,991
  ---------------------------------------------------------------------------

  Belgium-2.66%
  Compagnie Nationale a Portefeuille
   (Multi-Sector Holdings)                               20,300     2,427,403
  ---------------------------------------------------------------------------
  Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings) 363,900    17,469,234
  ---------------------------------------------------------------------------
  Interbrew (Brewers)                                    66,535     1,659,510
  ---------------------------------------------------------------------------
                                                                   21,556,147
  ---------------------------------------------------------------------------

  Brazil-0.79%
  Companhia de Bebidas das Americas-ADR (Brewers)       296,300     6,414,895
  ---------------------------------------------------------------------------

  Canada-0.68%
  Intrawest Corp. (Hotels, Resorts & Cruise Lines)      396,480     5,546,755
  ---------------------------------------------------------------------------

  Denmark-1.62%
  Carlsberg A.S.-Class B (Brewers)                      310,800    13,133,495
  ---------------------------------------------------------------------------

  France-1.44%
  Accor S.A. (Hotels, Resorts & Cruise Lines)           226,500     8,355,108
  ---------------------------------------------------------------------------
  JC Decaux S.A. (Advertising) (a)                      238,000     3,351,245
  ---------------------------------------------------------------------------
                                                                   11,706,353
  ---------------------------------------------------------------------------

  Hong Kong-0.17%
  Television Broadcasts Ltd.-ADR
   (Broadcasting & Cable TV)                            154,500     1,388,615
  ---------------------------------------------------------------------------

                                                                     MARKET
                                                         SHARES      VALUE
-------------------------------------------------------------------------------

Japan-0.30%
Sony Corp.-ADR (Consumer Electronics)                      70,100 $   2,439,480
-------------------------------------------------------------------------------

Liberia-0.59%
Royal Caribbean Cruises Ltd.
 (Hotels, Resorts & Cruise Lines)                         170,344     4,788,370
-------------------------------------------------------------------------------

Mexico-0.35%
Coca-Cola Femsa, S.A. de C.V.-ADR (Soft Drinks) (a)       134,500     2,851,400
-------------------------------------------------------------------------------

Netherlands-1.88%
Fox Kids Europe N.V. (Broadcasting & Cable TV) (a)        905,629     5,493,836
-------------------------------------------------------------------------------
Heineken N.V. (Brewers)                                   268,000     9,751,516
-------------------------------------------------------------------------------
                                                                     15,245,352
-------------------------------------------------------------------------------

Panama-1.09%
Carnival Corp. (Hotels, Resorts & Cruise Lines)           268,900     8,844,121
-------------------------------------------------------------------------------

Spain-0.58%
NH Hoteles, S.A. (Hotels, Resorts & Cruise Lines) (a)     418,600     4,736,886
-------------------------------------------------------------------------------

Switzerland-0.77%
Pargesa Holding A.G.-Class B (Multi-Sector Holdings)        2,708     6,258,242
-------------------------------------------------------------------------------

United Kingdom-1.44%
Diageo PLC (Distillers & Vintners)                        224,600     2,427,551
-------------------------------------------------------------------------------
WPP Group PLC (Advertising)                             1,090,730     9,211,550
-------------------------------------------------------------------------------
                                                                     11,639,101
-------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests
     (Cost $132,298,159)                                            135,710,203
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-4.95%
INVESCO Treasurer's Series Money Market Reserve Fund
 (Cost $40,215,380) (b)                                40,215,380    40,215,380
-------------------------------------------------------------------------------
    TOTAL INVESTMENTS-99.90%
     (excluding investments purchased with cash
     collateral from securities loaned)
     (Cost $641,928,707)                                            810,856,012
-------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED

Money Market Funds-1.10%
INVESCO Treasurer's Series Money Market Reserve
 Fund (b)(c)                                            8,918,991     8,918,991
-------------------------------------------------------------------------------

          Total Money Market Funds (purchased with cash
           collateral from securities loaned)
           (Cost $8,918,991)                                    8,918,991
      --------------------------------------------------------------------
      TOTAL INVESTMENTS-101.00% (Cost $650,847,698)           819,775,003
      --------------------------------------------------------------------
      OTHER ASSETS LESS LIABILITIES-(1.00%)                    (8,103,900)
      --------------------------------------------------------------------
      NET ASSETS-100.00%                                     $811,671,103
      --------------------------------------------------------------------

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

  See Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)

ASSETS:
Investments, at market value (cost $601,713,327)*                     $770,640,632
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $49,134,371)         49,134,371
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                          16,616
-----------------------------------------------------------------------------------
  Capital stock sold                                                     1,086,453
-----------------------------------------------------------------------------------
  Dividends                                                              1,000,501
-----------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                   57,212
-----------------------------------------------------------------------------------
Other assets                                                               103,703
-----------------------------------------------------------------------------------
    Total assets                                                       822,039,488
-----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                     17,116
-----------------------------------------------------------------------------------
  Capital stock reacquired                                                 712,767
-----------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                71,088
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            8,918,991
-----------------------------------------------------------------------------------
Accrued distribution fees                                                  208,795
-----------------------------------------------------------------------------------
Accrued directors' fees                                                      8,077
-----------------------------------------------------------------------------------
Accrued transfer agent fees                                                341,394
-----------------------------------------------------------------------------------
Accrued operating expenses                                                  90,157
-----------------------------------------------------------------------------------
    Total liabilities                                                   10,368,385
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $811,671,103
-----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                            $711,042,768
-----------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (1,585,832)
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                    (66,722,152)
-----------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                            168,936,319
-----------------------------------------------------------------------------------
                                                                      $811,671,103
-----------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $ 46,596,157
          ------------------------------------------------------------
          Class B                                         $ 13,214,585
          ------------------------------------------------------------
          Class C                                         $ 23,602,538
          ------------------------------------------------------------
          Class K                                         $ 96,047,018
          ------------------------------------------------------------
          Investor Class                                  $632,210,805
          ------------------------------------------------------------

          CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
          Class A:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                      1,275,768
          ------------------------------------------------------------
          Class B:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                        365,858
          ------------------------------------------------------------
          Class C:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                        668,202
          ------------------------------------------------------------
          Class K:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                      2,649,733
          ------------------------------------------------------------
          Investor Class:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                     17,341,853
          ------------------------------------------------------------
          Class A :
            Net asset value per share                     $      36.52
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $36.52 / 94.50%)        $      38.65
          ------------------------------------------------------------
          Class B :
            Net asset value and offering price per share  $      36.12
          ------------------------------------------------------------
          Class C :
            Net asset value and offering price per share  $      35.32
          ------------------------------------------------------------
          Class K :
            Net asset value and offering price per share  $      36.25
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      36.46
          ------------------------------------------------------------

* At September 30, 2003, securities with an aggregate market value of $12,103,873 were on loan to brokers.

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $210,962)                                 $  4,425,401
----------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                 58,773
----------------------------------------------------------------------------------------------------
Interest                                                                                    119,216
----------------------------------------------------------------------------------------------------
Securities lending                                                                           58,260
----------------------------------------------------------------------------------------------------
    Total investment income                                                               4,661,650
----------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                             2,665,398
----------------------------------------------------------------------------------------------------
Administrative services fees                                                                180,123
----------------------------------------------------------------------------------------------------
Custodian fees                                                                               64,449
----------------------------------------------------------------------------------------------------
Distribution fees:
 Class A                                                                                     64,802
----------------------------------------------------------------------------------------------------
  Class B                                                                                    56,062
----------------------------------------------------------------------------------------------------
  Class C                                                                                   111,590
----------------------------------------------------------------------------------------------------
  Class K                                                                                   197,737
----------------------------------------------------------------------------------------------------
  Investor Class                                                                            774,854
----------------------------------------------------------------------------------------------------
Transfer agent fees:
 Class A                                                                                     52,831
----------------------------------------------------------------------------------------------------
  Class B                                                                                    19,430
----------------------------------------------------------------------------------------------------
  Class C                                                                                    58,628
----------------------------------------------------------------------------------------------------
  Class K                                                                                   381,040
----------------------------------------------------------------------------------------------------
  Investor Class                                                                          1,343,210
----------------------------------------------------------------------------------------------------
Directors' fees                                                                              23,965
----------------------------------------------------------------------------------------------------
Other                                                                                       313,422
----------------------------------------------------------------------------------------------------
    Total expenses                                                                        6,307,541
----------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                   (108,402)
----------------------------------------------------------------------------------------------------
    Net expenses                                                                          6,199,139
----------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             (1,537,489)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain from:
  Investment securities                                                                   8,570,827
----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         24,302
----------------------------------------------------------------------------------------------------
                                                                                          8,595,129
----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 132,816,059
----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (18,930,458)
----------------------------------------------------------------------------------------------------
                                                                                        113,885,601
----------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                              122,480,730
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $120,943,241
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                                                                        SEPTEMBER 30,
                                                                                                            2003
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                          $ (1,537,489)
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies                               8,595,129
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies   113,885,601
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                      120,943,241
----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                 14,153,340
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                  3,396,681
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                  2,507,372
----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                 15,998,228
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                          (2,111,488)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                               33,944,133
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                154,887,374
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    656,783,729
----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $811,671,103
----------------------------------------------------------------------------------------------------------------------

                                                                                                          MARCH 31,
                                                                                                            2003
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                          $  (5,387,803)
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies                              (63,830,416)
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies   (118,582,973)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                      (187,801,192)
----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                  30,415,975
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                   9,139,111
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                   5,968,441
----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                  20,428,496
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                          (99,364,970)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                               (33,412,947)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                (221,214,139)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                     877,997,868
----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                         $ 656,783,729
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Leisure Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Class K shares to 1.50%, 2.15%, 2.75% and 2.20%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $0, $5,475, $8,566, $13,854 and $78,381 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K, and Investor Class shares were $0, $1,430, $0, $214,514, and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and investor Class shares were $0, $8,453, $0, $8,893 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.
  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $180,123 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,290,520 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund's average daily net assets of Class K shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $36,020, $31,457, $59,645, $109,068, and $403,658, respectively. Prior to July
1, 2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $28,782, $24,605, $51,945, $88,669 and $371,196, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained

$12,800 in front-end sales commissions from the sale of Class A shares and $0, $2,660, $1,278 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $8,908 in front-end sales commissions from the sale of Class A shares and $0, $3,501, $1,829 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSES OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees and expenses of $2,126 for temporarily uninvested cash under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $2,126.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable tot he custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
  At September 30, 2003, securities with an aggregate value of $12,103,873 were on loan to brokers. The loans were secured by cash collateral of $8,918,991 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended September 30, 2003, the Fund received fees of $58,260 for securities lending.

NOTE 6--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The LOC expires December 3, 2003.
  The Fund did not borrow or lend under the interfund lending facility or borrow under the LOC during the six months ended September 30, 2003.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                  EXPIRATION                      CARRYFORWARD
                  --------------------------------------------
                  March 31, 2010                  $   677,315
                  --------------------------------------------
                  March 31, 2011                   62,715,611
                  --------------------------------------------
                  Total capital loss carryforward $63,392,926
                  --------------------------------------------

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $74,290,860 and $75,671,354, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $188,520,106
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (18,974,421)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $169,545,685
   --------------------------------------------------------------------------
   Cost of investments for tax purposes is $650,229,318.

NOTE 9--CAPITAL STOCK

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                         CHANGES IN SHARES OUTSTANDING
     ----------------------------------------------------------------------
                           SIX MONTHS ENDED              YEAR ENDED
                          SEPTEMBER 30, 2003           MARCH 31, 2003
                       ------------------------  -------------------------
                         SHARES       AMOUNT       SHARES        AMOUNT
     ----------------------------------------------------------------------
     Sold:
       Class A            520,359  $ 18,608,250   1,104,358  $  37,428,048
     ----------------------------------------------------------------------
       Class B            105,446     3,723,266     284,942      9,606,745
     ----------------------------------------------------------------------
       Class C            376,893    12,784,129   1,250,725     42,717,603
     ----------------------------------------------------------------------
       Class K            644,041    22,634,004   1,128,435     37,654,639
     ----------------------------------------------------------------------
       Investor Class   2,025,873    71,540,818   6,136,558    207,349,184
     ----------------------------------------------------------------------
     Reacquired:
       Class A           (124,737)   (4,454,910)   (224,212)    (7,012,073)
     ----------------------------------------------------------------------
       Class B             (9,365)     (326,585)    (15,165)      (467,634)
     ----------------------------------------------------------------------
       Class C           (300,959)  (10,276,757) (1,084,357)   (36,749,162)
     ----------------------------------------------------------------------
       Class K           (189,132)   (6,635,776)   (529,876)   (17,226,143)
     ----------------------------------------------------------------------
       Investor Class  (2,075,396)  (73,652,306) (9,267,982)  (306,714,154)
     ----------------------------------------------------------------------
                          973,023  $ 33,944,133  (1,216,574) $ (33,412,947)
     ----------------------------------------------------------------------

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                                   --------------------------
                                                                    SIX MONTHS
                                                                       ENDED          YEAR ENDED
                                                                   SEPTEMBER 30,      MARCH 31,
                                                                       2003              2003
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 30.88         $ 38.96
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.04)          (0.17) (a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.68           (7.91)
---------------------------------------------------------------------------------------------------
    Total from investment operations                                     5.64           (8.08)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 36.52         $ 30.88
---------------------------------------------------------------------------------------------------
Total return (b)                                                        18.26%         (20.74)%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $46,596         $27,175
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.46% (c)       1.42%
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.26)% (c)     (0.56)%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                                10%             20%
---------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $37,029,557.
 (d) Not annualized for periods less than one year.

                                                                               CLASS B
                                                                   --------------------------
                                                                    SIX MONTHS
                                                                       ENDED          YEAR ENDED
                                                                   SEPTEMBER 30,      MARCH 31,
                                                                       2003              2003
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 30.65         $ 38.96
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.15)          (0.38) (a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.62           (7.93)
---------------------------------------------------------------------------------------------------
    Total from investment operations                                     5.47           (8.31)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 36.12         $ 30.65
---------------------------------------------------------------------------------------------------
    Total return (b)                                                    17.85%         (21.33)%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $13,215          $8,268
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            2.15% (c)       2.14%
---------------------------------------------------------------------------------------------------
  Without expense reimbursements                                         2.25% (c)       2.23%
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.95)% (c)     (1.29)%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                                10%             20%
---------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $11,212,419.
 (d) Not annualized for periods less than one year.

                                                                                                CLASS C
                                                                   ----------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED
                                                                   SEPTEMBER 30,         YEAR ENDED MARCH 31,
                                                                       2003          --------------------------
                                                                   -------------       2003      2002      2001
--------------------------------------------------------------------                 -----------------------------
Net asset value, beginning of period                                  $ 30.00        $ 38.29   $ 36.80   $47.09
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.19)         (0.18)    (0.17)   (0.13)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.51          (8.11)     2.02    (3.22)
------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     5.32          (8.29)     1.85    (3.35)
------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                 --             --     (0.36)   (6.94)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 35.32        $ 30.00   $ 38.29   $36.80
------------------------------------------------------------------------------------------------------------------
Total return (b)                                                        17.73%        (21.65)%    5.10%   (6.18)%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $23,603        $17,768   $16,307   $5,388
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (c)                              2.35% (d)      2.44%     2.26%    2.08%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (1.15)% (d)    (1.62)%   (1.48)%  (1.08)%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                                10%            20%       27%      28%
------------------------------------------------------------------------------------------------------------------

                                                                   -------------------
                                                                   FEBRUARY 14, 2000
                                                                      (DATE SALES
                                                                     COMMENCED) TO
                                                                       MARCH 31,
                                                                         2000
-------------------------------------------------------------------
Net asset value, beginning of period                                    $45.51
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.02) (a)
-------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         1.60
-------------------------------------------------------------------------------------
    Total from investment operations                                      1.58
-------------------------------------------------------------------------------------
Less distributions from net realized gains                                  --
-------------------------------------------------------------------------------------
Net asset value, end of period                                          $47.09
-------------------------------------------------------------------------------------
Total return (b)                                                          3.47%
-------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $84
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets (c)                               1.71% (e)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (0.42)% (e)
-------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                                 23%
-------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) After expense reimbursements. Ratio of expenses to average net assets prior to expense reimbursements was 2.42% for the six months ended September 30, 2003.
 (d) Ratios are annualized and based on average daily net assets of $22,317,902.
 (e) Annualized.
 (f) Not annualized for periods less than one year.

                                                                                       CLASS K
                                                                   -----------------------------------------
                                                                                                DECEMBER 14, 2001
                                                                    SIX MONTHS                     (DATE SALES
                                                                       ENDED         YEAR ENDED   COMMENCED) TO
                                                                   SEPTEMBER 30,     MARCH 31,      MARCH 31,
                                                                       2003             2003          2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 30.74         $ 38.98        $ 36.11
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.14)          (0.06)         (0.09) (a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.65           (8.18)          2.96
-------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     5.51           (8.24)          2.87
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 36.25         $ 30.74        $ 38.98
-------------------------------------------------------------------------------------------------------------------
Total return (b)                                                        17.92%         (21.14)%         7.95%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $96,047         $67,465        $62,226
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            2.07% (c)       1.87%          1.23% (d)
-------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                         2.10% (c)       2.21%          1.23% (d)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.87)% (c)     (1.05)%        (0.48)% (d)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                10%             20%            27%
-------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $87,883,222.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                                                          INVESTOR CLASS
                                                                   ------------------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED
                                                                    SEPTEMBER 30,            YEAR ENDED MARCH 31,
                                                                        2003         ----------------------------------
                                                                   -------------          2003         2002       2001
--------------------------------------------------------------------                 -------------------------------------
Net asset value, beginning of period                                 $  30.83        $  38.95       $  37.13   $  47.12
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.05)          (0.23) (a)     (0.03)     (0.00)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.68           (7.89)          2.21      (3.05)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     5.63           (8.12)          2.18      (3.05)
--------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                 --              --          (0.36)     (6.94)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  36.46        $  30.83       $  38.95   $  37.13
--------------------------------------------------------------------------------------------------------------------------
Total return (b)                                                        18.26%         (20.87)%         6.01%     (5.50)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $632,211        $536,108       $799,465   $607,428
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (c)                              1.50% (d)       1.50%          1.40%      1.36%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.30)% (d)     (0.69)%        (0.64)%    (0.51)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                                10%             20%            27%        28%
--------------------------------------------------------------------------------------------------------------------------

                                                                   -------------------------------------
                                                                     FIVE MONTHS
                                                                        ENDED            YEAR ENDED
                                                                      MARCH 31,          OCTOBER 31,
                                                                        2000        -------------------
                                                                   -----------         1999       1998
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                                $  43.21        $  27.92   $  27.21
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.13) (a)      (0.00)     (0.00)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       7.27           17.20       3.69
---------------------------------------------------------------------------------------------------------
    Total from investment operations                                    7.14           17.20       3.69
---------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                             (3.23)          (1.91)     (2.98)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  47.12        $  43.21   $  27.92
---------------------------------------------------------------------------------------------------------
Total return (b)                                                       17.34%          65.13%     15.16%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $549,523        $443,348   $228,681
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (c)                             1.28% (e)       1.44%      1.41%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.65)% (e)     (0.68)%    (0.09)%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                               23%             35%        31%
---------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) After expense reimbursements. Ratio of expenses to average net assets prior to fee expense reimbursements was 1.52% for the six months ended September 30, 2003.
 (d) Ratios are annualized and based on average daily net assets of $619,883,510.
 (e) Annualized.
 (f) Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
     . An Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

NOTE 12--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    SUB-ADVISOR
                                                            (effective 11-25-03)
Jack M. Fields       Gary T. Crum                           INVESCO Institutional (N.A.), Inc.
                     Senior Vice President                  1360 Peachtree Street, N.E., Suite 100
Carl Frischling                                             Atlanta, GA 30309
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           TRANSFER AGENT
                                                            (effective 10-01-03)
Gerald J. Lewis      Ronald L. Grooms                       AIM Investment Services, Inc.
                     Vice President and Assistant Treasurer P.O. Box 4739
Prema Mathai-Davis                                          Houston, TX 77210-4739
                     Robert G. Alley
Lewis F. Pennock     Vice President                         CUSTODIAN
                                                            State Street Bank and Trust Company
Ruth H. Quigley      Stuart W. Coco                         225 Franklin Street
                     Vice President                         Boston, MA 02110
Louis S. Sklar
                     Melville B. Cox                        COUNSEL TO THE FUND
Larry Soll           Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Mark H. Williamson   Karen Dunn Kelley                      Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
                                                            Philadelphia, PA 19103-7599
                     Edgar M. Larsen
                     Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

          Domestic Equity
AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

          International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

          Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

          Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

 1 Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2 AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3 Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
 4 Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                          AIMinvestments.com        I-LEI-SAR-1

                                        Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--

                                           INVESCO REAL ESTATE OPPORTUNITY FUND

                                                             September 30, 2003

                                                                     SEMIANNUAL
                                                         REPORT TO SHAREHOLDERS

     INVESCO Real Estate Opportunity seeks growth of capital and current income.

                                       Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--

Not FDIC | May lose value | No bank guarantee

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN*
--------------------------------------------------------------------------------
Based on total equity holdings

                                    [CHART]


Source: Lipper, Inc.

                    TOTAL NUMBER OF HOLDINGS*            44
                    ---------------------------------------
                    TOTAL NET ASSETS          $40.6 million
                    ---------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Including sales charges


                          CLASS A SHARES
                          ----------------------------
                          Inception (3/28/02)   10.17%
                          ----------------------------
                          1 Year                19.57
                          ----------------------------

                          CLASS B SHARES
                          ----------------------------
                          Inception (3/28/02)   11.24%
                          ----------------------------
                          1 Year                20.76
                          ----------------------------

                          CLASS C SHARES
                          ----------------------------
                          Inception (2/14/00)   12.99%
                          ----------------------------
                          1 Year                24.87
                          ----------------------------

                          INVESTOR CLASS SHARES
                          ----------------------------
                          Inception (12/31/96)  5.40%
                          ----------------------------
                          5 Years                9.41
                          ----------------------------
                          1 Year                26.75
                          ----------------------------

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

FUND VS. INDEXES
--------------------------------------------------------------------------------
Total returns 3/31/03-9/30/03
excluding sales charges

                          ----------------------------
                          Class A Shares        24.29%
                          ----------------------------
                          Class B Shares        23.84
                          ----------------------------
                          Class C Shares        24.03
                          ----------------------------
                          Investor Class Shares 24.47
                          ----------------------------
                          S&P 500 Index         18.44
                          ----------------------------
                          NAREIT Equity Index   23.87
                          ----------------------------

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*
--------------------------------------------------------------------------------

                   1. General Growth Properties           6.8%
                  --------------------------------------------
                   2. ProLogis                            6.5
                  --------------------------------------------
                   3. Simon Property Group, Inc.          6.4
                  --------------------------------------------
                   4. CenterPoint Properties Trust        4.4
                  --------------------------------------------
                   5. Chelsea Property Group, Inc.        4.2
                  --------------------------------------------
                   6. Vornado Realty Trust                4.0
                  --------------------------------------------
                   7. Avalonbay Communities, Inc.         3.6
                  --------------------------------------------
                   8. SL Green Realty Corp.               3.4
                  --------------------------------------------
                   9. Essex Property Trust, Inc.          3.4
                  --------------------------------------------
                  10. Developers Diversified Realty Corp. 3.0
                  --------------------------------------------

TOP 10 PROPERTY TYPES*
--------------------------------------------------------------------------------

                      1. Regional Malls               24.0%
                     --------------------------------------
                      2. Shopping Centers             15.9
                     --------------------------------------
                      3. Office Properties            13.9
                     --------------------------------------
                      4. Apartments                   13.1
                     --------------------------------------
                      5. Industrial Properties        10.9
                     --------------------------------------
                      6. Diversified                   6.7
                     --------------------------------------
                      7. Lodging-Resorts               5.5
                     --------------------------------------
                      8. Healthcare                    4.6
                     --------------------------------------
                      9. Specialty Properties          1.5
                     --------------------------------------
                     10. Industrial/Office Properties  1.1
                     --------------------------------------

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Real Estate Opportunity Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] Had the advisor not waived fees and/or reimbursed expenses, returns for Class B, Class C and Investor Class shares would have been lower.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry--and, therefore, the performance of the fund--is highly sensitive to economic conditions, interest rates, property taxes, overbuilding, real estate values, and the changes in rental income.

[_] Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] Portfolio turnover is greater than most funds, which may affect performance.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R)) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] The unmanaged National Association of Real Estate Investment Trusts Equity Index (the NAREIT) tracks the performance of tax-qualified equity REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs have at least 75% of their gross invested book assets invested in the equity ownership of real estate.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:
Welcome to AIM Investments. As you know, your fund recently held a Special Shareholders Meeting. At that meeting, following the recommendation of INVESCO and the fund's Board of Directors, shareholders voted to merge INVESCO Real Estate Opportunity Fund with AIM Real Estate Fund. We believe that the decision to merge the funds was in the best interest of all the investors, and we are pleased to welcome you now as a shareholder of AIM Real Estate Fund. This will be the last INVESCO Real Estate Opportunity Fund report that you will receive. Going forward, you will receive AIM Real Estate Fund reports.
  The reorganization is part of the overall streamlining of the various funds within the AIM Family of Funds and the INVESCO Family of Funds. INVESCO Real Estate Opportunity Fund and the AIM Real Estate Fund have similar investment objectives and strategies. With its consistent, long-term management, AIM Real Estate Fund seeks high total return by investing in real estate securities. Combining the two smaller, less efficient funds in a small category such as the real estate sector allows the combined funds to compete more effectively. On the next page, you'll find a report on the fund's performance during the reporting period.
  While this fund merger is a key step we've taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in AIM Real Estate Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
November 10, 2003

[PHOTO OF ROBERT H. GRAHAM APPEARS HERE]    We have never permitted late trading
                                            in fund shares and support actions
                                              that can be taken to strengthen
                                              protection of funds against late
                                                  trading by intermediaries.

                                                      Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
This is the semiannual report for INVESCO Real Estate Opportunity Fund for the six months ended September 30, 2003. As you can see, we have redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we have decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need.
  Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you will find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you will find current manager commentary, quarterly updates, as well as the most recent performance data.
  And do not forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

YOUR FUND
As shown in the table on the inside front cover, the fund outperformed the broad market as measured by the S&P 500. For the six months ended September 30, 2003, Investor Class shares returned 24.47%, compared to 18.44% for the index. Results for other share classes are shown in a table on the inside front cover.
  As of September 30, 2003, the fund had most of its net assets invested in real estate investment trusts (REITs). REITs, as measured by the NAREIT, outperformed the S&P 500 for the reporting period. Portfolio managers Joe V. Rodriguez, Mark Blackburn and James Trowbridge believe the outperformance of REITs was attributable to mixed economic indicators, which made relatively safer investments, such as REITs, more attractive. For example, the nation's gross domestic product expanded at an annualized rate of 3.3% in the second quarter of 2003, compared to 1.4% in the first quarter. However, the job market remained weak as the unemployment rate was 6.1% in September.
  The strongest-performing subsectors during the reporting period included retail and lodging/resorts while the weakest-performing subsectors were specialty and office.
  Holdings that performed well for the fund included Health Care Property Investors, which invests in health care-related real estate throughout the United States, and Mack-Cali Realty, a New Jersey-based office developer. However, portfolio managers considered the performance of Health Care REIT, which invests primarily in skilled-nursing and assisted-living facilities, to be disappointing.

YOUR GOALS. OUR SOLUTIONS.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely

/s/ Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003

[PHOTO OF RAY CUNNINGHAM APPEARS HERE]    REITs, as measured by the NAREIT,
                                          outperformed the S&P 500 for the
                                                 reporting period.

                                                  Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)


                                                                 MARKET
                                                      SHARES     VALUE
      --------------------------------------------------------------------
      REAL ESTATE INVESTMENT TRUSTS &
       STOCKS-97.07%

      Apartments-13.09%
      Archstone-Smith Trust                            35,300 $    931,214
      --------------------------------------------------------------------
      Avalonbay Communities, Inc.                      31,500    1,474,200
      --------------------------------------------------------------------
      Essex Property Trust, Inc.                       21,900    1,373,349
      --------------------------------------------------------------------
      Post Properties, Inc.                            26,400      718,872
      --------------------------------------------------------------------
      United Dominion Realty Trust, Inc.               44,500      814,795
      --------------------------------------------------------------------
                                                                 5,312,430
      --------------------------------------------------------------------

      Diversified-6.69%
      Catellus Development Corp. (a)                   18,700      457,215
      --------------------------------------------------------------------
      St. Joe Co. (The)                                 9,100      291,928
      --------------------------------------------------------------------
      Trammell Crow Co. (a)                            27,300      339,885
      --------------------------------------------------------------------
      Vornado Realty Trust                             33,800    1,623,752
      --------------------------------------------------------------------
                                                                 2,712,780
      --------------------------------------------------------------------

      Healthcare-4.55%
      Health Care Property Investors, Inc.             14,400      672,480
      --------------------------------------------------------------------
      Health Care REIT, Inc.                           14,800      456,580
      --------------------------------------------------------------------
      Nationwide Health Properties, Inc.               10,000      174,900
      --------------------------------------------------------------------
      Universal Health Realty Income Trust             14,200      385,530
      --------------------------------------------------------------------
      Ventas, Inc.                                      9,000      154,080
      --------------------------------------------------------------------
                                                                 1,843,570
      --------------------------------------------------------------------

      Industrial Properties-10.92%
      CenterPoint Properties Trust                     26,400    1,798,104
      --------------------------------------------------------------------
      ProLogis                                         86,970    2,630,842
      --------------------------------------------------------------------
                                                                 4,428,946
      --------------------------------------------------------------------

      Industrial/Office Properties-1.09%
      Gladstone Commercial Corp. (a)                    5,000       73,745
      --------------------------------------------------------------------
      Liberty Property Trust                           10,000      369,800
      --------------------------------------------------------------------
                                                                   443,545
      --------------------------------------------------------------------

      Lodging-Resorts-5.45%
      Fairmont Hotels & Resorts Inc. (Canada)          19,000      489,250
      --------------------------------------------------------------------
      Hilton Hotels Corp.                              39,300      637,446
      --------------------------------------------------------------------
      Host Marriott Corp. (a)                          46,700      501,091
      --------------------------------------------------------------------
      LaSalle Hotel Properties-Series B, Pfd., 8.38%    3,400       84,363
      --------------------------------------------------------------------
      Starwood Hotels & Resorts Worldwide, Inc.        14,400      501,120
      --------------------------------------------------------------------
                                                                 2,213,270
      --------------------------------------------------------------------



See Notes to Financial Statements.

                                                                    MARKET
                                                         SHARES     VALUE
  ---------------------------------------------------------------------------

  Office Properties-13.88%
  Alexandria Real Estate Equities, Inc.                   22,600 $  1,085,478
  ---------------------------------------------------------------------------
  Boston Properties, Inc.                                 20,500      891,135
  ---------------------------------------------------------------------------
  CarrAmerica Realty Corp.                                23,900      713,415
  ---------------------------------------------------------------------------
  Mack-Cali Realty Corp.                                  24,300      952,560
  ---------------------------------------------------------------------------
  Prentiss Properties Trust                               19,400      601,400
  ---------------------------------------------------------------------------
  SL Green Realty Corp.                                   38,400    1,386,624
  ---------------------------------------------------------------------------
                                                                    5,630,612
  ---------------------------------------------------------------------------

  Regional Malls-23.98%
  Borealis Retail Real Estate Investment Trust (Canada)   17,700      140,886
  ---------------------------------------------------------------------------
  CBL & Associates Properties, Inc.                       23,900    1,192,610
  ---------------------------------------------------------------------------
  General Growth Properties, Inc.                         38,400    2,753,280
  ---------------------------------------------------------------------------
  Macerich Co. (The)                                      27,800    1,049,450
  ---------------------------------------------------------------------------
  Mills Corp. (The)                                       24,700      971,945
  ---------------------------------------------------------------------------
  Rouse Co. (The)                                         24,300    1,013,310
  ---------------------------------------------------------------------------
  Simon Property Group, Inc.                              59,800    2,606,084
  ---------------------------------------------------------------------------
                                                                    9,727,565
  ---------------------------------------------------------------------------

  Shopping Centers-15.89%
  Chelsea Property Group, Inc.                            35,500    1,700,450
  ---------------------------------------------------------------------------
  Developers Diversified Realty Corp.                     40,600    1,212,722
  ---------------------------------------------------------------------------
  Federal Realty Investment Trust                          8,000      294,880
  ---------------------------------------------------------------------------
  Mid-Atlantic Realty Trust                               50,400    1,058,400
  ---------------------------------------------------------------------------
  New Plan Excel Realty Trust                             26,500      617,450
  ---------------------------------------------------------------------------
  Pan Pacific Retail Properties, Inc.                     10,000      430,000
  ---------------------------------------------------------------------------
  Regency Centers Corp.                                   30,700    1,131,295
  ---------------------------------------------------------------------------
                                                                    6,445,197
  ---------------------------------------------------------------------------

  Specialty Properties-1.53%
  American Financial Realty Trust                         44,100      621,810
  ---------------------------------------------------------------------------
      Total Real Estate Investment Trusts & Stocks
       (Cost $34,341,734)                                          39,379,725
  ---------------------------------------------------------------------------

  Money Market Funds-1.33%
  INVESCO Treasurer's Series Money Market Reserve Fund
   (Cost $537,302) (b)                                   537,302      537,302
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-98.40% (Cost $34,879,036)                      39,917,027
  ---------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-1.60%                                 650,616
  ---------------------------------------------------------------------------
  NET ASSETS-100.00%                                             $ 40,567,643
  ---------------------------------------------------------------------------

Investment Abbreviations:
Pfd. - Preferred
Notes to Schedule of Investments:
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)

ASSETS:
Investments, at market value (cost $34,341,734)                       $39,379,725
----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $537,302)              537,302
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                        474,313
----------------------------------------------------------------------------------
  Capital stock sold                                                       23,970
----------------------------------------------------------------------------------
  Dividends                                                               195,069
----------------------------------------------------------------------------------
  Expense reimbursements (Note 2)                                          17,055
----------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                   4,407
----------------------------------------------------------------------------------
Other assets                                                                5,146
----------------------------------------------------------------------------------
    Total assets                                                       40,636,987
----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Capital stock reacquired                                                 30,807
----------------------------------------------------------------------------------
  Dividends                                                                 3,071
----------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                5,077
----------------------------------------------------------------------------------
Accrued distribution fees                                                  10,722
----------------------------------------------------------------------------------
Accrued directors' fees                                                     1,582
----------------------------------------------------------------------------------
Accrued operating expenses                                                 18,085
----------------------------------------------------------------------------------
    Total liabilities                                                      69,344
----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $40,567,643
----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                            $42,327,921
----------------------------------------------------------------------------------
Undistributed net investment income                                        65,664
----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                    (6,863,933)
----------------------------------------------------------------------------------
Unrealized appreciation of investment securities                        5,037,991
----------------------------------------------------------------------------------
                                                                      $40,567,643
----------------------------------------------------------------------------------



          NET ASSETS:
          Class A                                         $ 10,753,439
          ------------------------------------------------------------
          Class B                                         $    243,809
          ------------------------------------------------------------
          Class C                                         $  2,207,283
          ------------------------------------------------------------
          Investor Class                                  $ 27,363,112
          ------------------------------------------------------------

          CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
          Class A:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                      1,176,102
          ------------------------------------------------------------
          Class B:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                         26,789
          ------------------------------------------------------------
          Class C:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                        232,222
          ------------------------------------------------------------
          Investor Class:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                      2,955,292
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $       9.14
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $9.14 / 94.50%)         $       9.67
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $       9.10
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $       9.51
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $       9.26
          ------------------------------------------------------------

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $409)                                     $  683,931
--------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                1,925
--------------------------------------------------------------------------------------------------
Interest                                                                                    6,953
--------------------------------------------------------------------------------------------------
    Total investment income                                                               692,809
--------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                             120,920
--------------------------------------------------------------------------------------------------
Administrative services fees                                                               12,255
--------------------------------------------------------------------------------------------------
Custodian fees                                                                             11,048
--------------------------------------------------------------------------------------------------
Distribution fees
 Class A                                                                                    9,465
--------------------------------------------------------------------------------------------------
  Class B                                                                                   1,152
--------------------------------------------------------------------------------------------------
  Class C                                                                                   5,876
--------------------------------------------------------------------------------------------------
  Investor Class                                                                           31,789
--------------------------------------------------------------------------------------------------
Transfer agent fees
 Class A                                                                                    2,221
--------------------------------------------------------------------------------------------------
  Class B                                                                                     307
--------------------------------------------------------------------------------------------------
  Class C                                                                                   6,367
--------------------------------------------------------------------------------------------------
  Investor Class                                                                          127,792
--------------------------------------------------------------------------------------------------
Registration and filing fees                                                               29,754
--------------------------------------------------------------------------------------------------
Directors' fees                                                                             4,094
--------------------------------------------------------------------------------------------------
Other                                                                                      32,090
--------------------------------------------------------------------------------------------------
    Total expenses                                                                        395,130
--------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                 (129,620)
--------------------------------------------------------------------------------------------------
    Net expenses                                                                          265,510
--------------------------------------------------------------------------------------------------
Net investment income                                                                     427,299
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                                                                 1,922,797
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                          (10)
--------------------------------------------------------------------------------------------------
                                                                                        1,922,787
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities                          4,340,909
--------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                              6,263,696
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $6,690,995
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                                                 SEPTEMBER 30,  MARCH 31,
                                                                                     2003         2003
-----------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                           $   427,299  $ 1,007,415
-----------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign currencies               1,922,787       33,309
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities     4,340,909   (2,096,036)
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                 6,690,995   (1,055,312)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                             (52,835)     (66,360)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                              (2,506)      (4,005)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                              (7,842)     (17,981)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                     (308,275)    (869,479)
-----------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                              (371,458)    (957,825)
-----------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                           7,368,872    2,465,814
-----------------------------------------------------------------------------------------------------------
  Class B                                                                              67,445      138,824
-----------------------------------------------------------------------------------------------------------
  Class C                                                                           1,151,608      488,268
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                    1,967,070    1,784,273
-----------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                   10,554,995    4,877,179
-----------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                     16,874,532    2,864,042
-----------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                              23,693,111   20,829,069
-----------------------------------------------------------------------------------------------------------
  End of period                                                                   $40,567,643  $23,693,111
-----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Real Estate Opportunity Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to achieve capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                     AVERAGE NET ASSETS               RATE
                     --------------------------------------
                     First $500 million               0.75%
                     --------------------------------------
                     From $500 million to $1 billion  0.65%
                     --------------------------------------
                     From $1 billion to $2 billion    0.55%
                     --------------------------------------
                     From $2 billion to $4 billion    0.45%
                     --------------------------------------
                     From $4 billion to $6 billion    0.40%
                     --------------------------------------
                     From $6 billion to $8 billion   0.375%
                     --------------------------------------
                     Over $8 billion                  0.35%
                     --------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Investor Class shares to 1.70%, 2.35%, 2.35% and 1.60%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $0, $325, $7,151 and $109,523 for Class A, Class B, Class C and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $0, $6,068, $3,654 and $2,650 for Class A, Class B, Class C and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C and Investor Class shares were $0, $147, $5,593 and $111,065, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C and Investor Class shares were $0, $7,181, $15,772 and $172,704, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.
  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $12,255 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $95,638 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $7,272, $699, $3,946 and $16,854, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C and Investor Class shares paid IDI $2,193, $453, $1,930 and $14,935, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $175 in front-end sales commissions from the sale of Class A shares and $0, $20 and $91 for Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $401 in front-end sales commissions from the sale of Class A shares and $0, $250 and $10 for Class A, Class B and Class C shares, respectively, from CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3-- EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $249 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expense of $249.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, excluding INVESCO Variable Investments Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The LOC expires December 3, 2003.
  The Fund did not borrow or lend under the interfund lending facility or borrow under the LOC during the six months ended September 30, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                  EXPIRATION                      CARRYFORWARD
                  --------------------------------------------
                  March 31, 2007                   $4,345,411
                  --------------------------------------------
                  March 31, 2008                    1,790,021
                  --------------------------------------------
                  March 31, 2010                    2,138,624
                  --------------------------------------------
                  Total capital loss carryforward  $8,274,056
                  --------------------------------------------

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $29,865,733 and $19,155,447, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
    ------------------------------------------------------------------------
    Aggregate unrealized appreciation of investment securities   $4,967,527
    ------------------------------------------------------------------------
    Aggregate unrealized (depreciation) of investment securities     (1,993)
    ------------------------------------------------------------------------
    Net unrealized appreciation of investment securities         $4,965,534
    ------------------------------------------------------------------------

Cost of investments for tax purposes is $34,951,493.

NOTE 8--CAPITAL STOCK

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED             YEAR ENDED
                                        SEPTEMBER 30, 2003          MARCH 31, 2003
                                     ------------------------  ------------------------
                                       SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Class A                               934,372  $  8,043,680     527,534  $  4,016,740
----------------------------------------------------------------------------------------
  Class B                                19,267       160,246      21,438       164,213
----------------------------------------------------------------------------------------
  Class C                               313,164     2,811,384     417,652     3,324,794
----------------------------------------------------------------------------------------
  Investor Class                      1,436,299    12,043,255   5,248,092    40,930,071
----------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                 5,899        52,037       8,241        61,410
----------------------------------------------------------------------------------------
  Class B                                   262         2,214         444         3,335
----------------------------------------------------------------------------------------
  Class C                                   735         6,619       1,932        15,925
----------------------------------------------------------------------------------------
  Investor Class                         34,337       299,309     105,846       812,836
----------------------------------------------------------------------------------------
Reacquired:
  Class A                               (88,130)     (726,845)   (211,814)   (1,612,336)
----------------------------------------------------------------------------------------
  Class B                               (10,730)      (95,015)     (3,892)      (28,724)
----------------------------------------------------------------------------------------
  Class C                              (190,099)   (1,666,395)   (372,001)   (2,852,451)
----------------------------------------------------------------------------------------
  Investor Class                     (1,212,779)  (10,375,494) (5,234,590)  (39,958,634)
----------------------------------------------------------------------------------------
                                      1,242,597  $ 10,554,995     508,882  $  4,877,179
----------------------------------------------------------------------------------------

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                                   ------------------------
                                                                    SIX MONTHS        YEAR
                                                                       ENDED          ENDED
                                                                   SEPTEMBER 30,    MARCH 31,
                                                                       2003           2003
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  7.44        $ 7.89
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.11          0.28
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        1.69         (0.39)
---------------------------------------------------------------------------------------------
    Total from investment operations                                     1.80         (0.11)
---------------------------------------------------------------------------------------------
Less dividends from net investment income                               (0.10)        (0.34)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  9.14        $ 7.44
---------------------------------------------------------------------------------------------
Total return (a)                                                        24.29%        (1.45)%
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $10,753        $2,409
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:                                 1.69% (b)     1.66%
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                     2.61% (b)     4.57%
---------------------------------------------------------------------------------------------
Portfolio turnover rate (c)                                                62%          248%
---------------------------------------------------------------------------------------------

 (a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (b) Ratios are annualized and based on average daily net assets of $5,408,393.
 (c) Not annualized for periods less than one year.

                                                                            CLASS B
                                                                   -----------------------
                                                                    SIX MONTHS       YEAR
                                                                       ENDED         ENDED
                                                                   SEPTEMBER 30,   MARCH 31,
                                                                       2003          2003
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 7.42        $ 7.89
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.07          0.21
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       1.69         (0.36)
--------------------------------------------------------------------------------------------
    Total from investment operations                                    1.76         (0.15)
--------------------------------------------------------------------------------------------
Less dividends from net investment income                              (0.08)        (0.32)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 9.10        $ 7.42
--------------------------------------------------------------------------------------------
Total return (a)                                                       23.84%        (1.94)%
--------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  244        $  133
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.35% (b)     2.36%
--------------------------------------------------------------------------------------------
  Without expense reimbursements                                        7.90% (b)     3.73%
--------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                    1.95% (b)     3.49%
--------------------------------------------------------------------------------------------
Portfolio turnover rate (c)                                               62%          248%
--------------------------------------------------------------------------------------------

 (a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (b) Ratios are annualized and based on average daily net assets of $230,518.
 (c) Not annualized for periods less than one year.

                                                                                            CLASS C
                                                                   ----------------------------------------------------
                                                                    SIX MONTHS                              FEBRUARY 14, 2000
                                                                       ENDED         YEAR ENDED MARCH 31,      (DATE SALES
                                                                   SEPTEMBER 30,   -----------------------    COMMENCED) TO
                                                                       2003          2003    2002    2001       MARCH 31,
--------------------------------------------------------------------               -------------------------
Net asset value, beginning of period                                  $ 7.73       $ 7.95   $ 7.10  $ 6.62       $ 6.58
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.09         0.14     0.14    0.20         0.08
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       1.76        (0.28)    0.82    0.48         0.06
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.85        (0.14)    0.96    0.68         0.14
-----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                              (0.07)       (0.08)   (0.11)  (0.20)       (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 9.51       $ 7.73   $ 7.95  $ 7.10       $ 6.62
-----------------------------------------------------------------------------------------------------------------------------
Total return (a)                                                       24.03%       (1.81)%  13.69%  10.20%        2.10%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $2,207       $  838   $  484  $1,336       $  143
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.35% (b)    2.35%    2.37%   2.26%        1.77% (c)
-----------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        4.19% (b)    3.74%    2.72%   2.26%        2.04% (c)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                    1.95% (b)    3.25%    2.72%   2.90%       19.13% (c)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               62%         248%     196%    338%         272%
-----------------------------------------------------------------------------------------------------------------------------

 (a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (b) Ratios are annualized and based on average daily net assets of $1,175,163.
 (c) Annualized.
 (d) Not annualized for periods less than one year.

                                                                          INVESTOR CLASS
                                              ---------------------------------------------------------------------
                                               SIX MONTHS                                  EIGHT MONTHS    YEAR ENDED
                                                  ENDED           YEAR ENDED MARCH 31,        ENDED         JULY 31,
                                              SEPTEMBER 30,    --------------------------   MARCH 31,         1999
                                                  2003           2003      2002     2001       2000        ----------
-----------------------------------------------                -----------------------------
Net asset value, beginning of period             $  7.53       $  7.89   $  7.12  $  6.63    $  6.90        $  9.15
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                              0.12          0.28      0.24     0.26       0.27           0.33
---------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                         1.72         (0.37)     0.78     0.48      (0.28)         (1.56)
---------------------------------------------------------------------------------------------------------------------
   Total from investment operations                 1.84         (0.09)     1.02     0.74      (0.01)         (1.23)
---------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income              (0.11)        (0.27)    (0.25)   (0.25)     (0.26)         (0.34)
---------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                --            --        --       --         --          (0.68)
---------------------------------------------------------------------------------------------------------------------
   Total distributions                             (0.11)        (0.27)    (0.25)   (0.25)     (0.26)         (1.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  9.26       $  7.53   $  7.89  $  7.12    $  6.63        $  6.90
---------------------------------------------------------------------------------------------------------------------
Total return (a)                                   24.47%        (1.12)%   14.67%   11.05%     (0.03)%       (13.29)%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $27,363       $20,313   $20,345  $28,546    $20,046        $17,406
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With expense reimbursements                        1.60% (b)     1.60%     1.61%    1.60%      1.34% (c)      1.34%
---------------------------------------------------------------------------------------------------------------------
 Without expense reimbursements                     2.48% (b)     2.43%     2.25%    2.03%      2.73% (c)      2.76%
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                         2.70% (b)     3.92%     3.58%    3.52%      5.54% (c)      4.23%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                           62%          248%      196%     338%       272%           697%
---------------------------------------------------------------------------------------------------------------------

 (a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (b) Ratios are annualized and based on average daily net assets of $25,431,258.
 (c) Annualized.
 (d) Not annualized for periods less than one year.

NOTE 10--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
     . An Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

Also on October 21, 2003, the shareholders of the INVESCO Real Estate Opportunity Fund (the "Fund") approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Fund would transfer substantially all of its assets to the AIM Real Estate Fund (the "Buying Fund") in exchange for shares of the Buying Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 11--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    TRANSFER AGENT
                                                            (effective 10-01-03)
Jack M. Fields       Gary T. Crum                           AIM Investment Services, Inc.
                     Senior Vice President                  P.O. Box 4739
Carl Frischling                                             Houston, TX 77210-4739
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           CUSTODIAN
                                                            State Street Bank and Trust Company
Gerald J. Lewis      Ronald L. Grooms                       225 Franklin Street
                     Vice President and Assistant Treasurer Boston, MA 02110
Prema Mathai-Davis
                     Robert G. Alley                        COUNSEL TO THE FUND
Lewis F. Pennock     Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Ruth H. Quigley      Stuart W. Coco                         Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
Louis S. Sklar                                              Philadelphia, PA 19103-7599
                     Melville B. Cox
Larry Soll           Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
Mark H. Williamson   Karen Dunn Kelley                      Kramer, Levin, Naftalis & Frankel LLP
                     Vice President                         919 Third Avenue
                                                            New York, NY 10022
                     Edgar M. Larsen
                     Vice President                         DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

          Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

          International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

          Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

          Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

 1 Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2 AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3 Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
 4 Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                           AIMinvestments.com        I-REQ-SAR-1

                                        Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--

                                                        INVESCO Technology Fund

                                                             September 30, 2003

                                                                     Semiannual
                                                         Report to Shareholders

                               INVESCO Technology Fund SEEKS GROWTH OF CAPITAL.

                                    Your goals Our solutions --Servicemark--
                                    [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

Not FDIC Insured   May lose value   No bank guarantee

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

HOLDINGS BY MARKET CAPITALIZATION*
--------------------------------------------------------------------------------
Based on total equity holdings

[CHART APPEARS HERE]
Source: Lipper, Inc.

                    TOTAL NUMBER OF HOLDINGS*      117
                    ---------------------------------------
                    TOTAL NET ASSETS          $2.34 billion
                    ---------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Including sales charges

                         CLASS A SHARES
                         -----------------------------
                         Inception (3/28/02)   -22.01%
                         -----------------------------
                          1 Year                39.23
                         -----------------------------

                         CLASS B SHARES
                         -----------------------------
                         Inception (3/28/02)   -21.88%
                         -----------------------------
                          1 Year                40.95
                         -----------------------------

                         CLASS C SHARES
                         -----------------------------
                         Inception (2/14/00)   -33.14%
                         -----------------------------
                          1 Year                44.91
                         -----------------------------

                         CLASS K SHARES
                         -----------------------------
                         Inception (11/30/00)  -30.12%
                         -----------------------------
                          1 Year                45.91
                         -----------------------------

                         INVESTOR CLASS SHARES
                         -----------------------------
                         Inception (1/19/84)   11.52%
                         -----------------------------
                         10 Years               6.23
                         -----------------------------
                          5 Years               -2.76
                         -----------------------------
                          1 Year                46.53
                         -----------------------------

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

FUND VS. INDEX
--------------------------------------------------------------------------------
Total returns 3/31/03-9/30/03 excluding sales charges

                          ----------------------------
                          Class A Shares        30.21%
                          ----------------------------
                          Class B Shares        29.57
                          ----------------------------
                          Class C Shares        29.53
                          ----------------------------
                          Class K Shares        29.56
                          ----------------------------
                          Investor Class Shares 29.88
                          ----------------------------
                          S&P 500 Index         18.44
                          ----------------------------

Source: Lipper, Inc.


                        TOP 10 EQUITY HOLDINGS*
                        --------------------------------
                         1. Intel Corp.             4.8%
                        --------------------------------
                         2. Cisco Systems, Inc.     4.8
                        --------------------------------
                         3. EMC Corp.               3.2
                        --------------------------------
                         4. Dell Inc.               2.6
                        --------------------------------
                         5. Yahoo! Inc.             2.0
                        --------------------------------
                         6. VERITAS Software Corp.  1.8
                        --------------------------------
                         7. Applied Materials, Inc. 1.8
                        --------------------------------
                         8. Network Appliance, Inc. 1.7
                        --------------------------------
                         9. BEA Systems, Inc.       1.7
                        --------------------------------
                        10. Texas Instruments Inc.  1.7
                        --------------------------------


                  TOP 10 INDUSTRIES*
                  --------------------------------------------
                   1. Semiconductors                     21.4%
                  --------------------------------------------
                   2. Communications Equipment           17.1
                  --------------------------------------------
                   3. Application Software                8.6
                  --------------------------------------------
                   4. Computer Storage & Peripherals      8.3
                  --------------------------------------------
                   5. Systems Software                    7.7
                  --------------------------------------------
                   6. Semiconductor Equipment             6.0
                  --------------------------------------------
                   7. Computer Hardware                   5.8
                  --------------------------------------------
                   8. Electronic Equipment Manufacturers  3.8
                  --------------------------------------------
                   9. Internet Retail                     3.7
                  --------------------------------------------
                  10. Internet Software & Services        3.4
                  --------------------------------------------

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Technology Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor class shares are sold at net asset value, that is, without a sales charge.

[_] Had the advisor not waived fees and/or reimbursed expenses on Class B, Class C, and Class K shares, returns for these share classes would have been lower.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Class K shares are available only to certain retirement plans. Please see the prospectus for more details.They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] Investing in mid-sized companies may involve greater risks not associated with investing in more established companies.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for government approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

[_] Portfolio turnover is greater than most funds, which may affect performance.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R)) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN


DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund's board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund's shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund's investments.
  It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund managers and will still pursue the same investment objective as described in the fund's prospectus. We're excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you'll find a report on the fund's performance during the reporting period.
  While these are some key steps we've taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps - implemented new policies and strengthened existing ones - to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Technology Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
November 10, 2003

[PHOTO OF ROBERT H. GRAHAM APPEARS HERE]  We have never permitted late trading in fund shares and support actions
                                            that can be taken to strengthen
                                            protection of funds against late
                                               trading by intermediaries.

                                                    Robert H. Graham

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Technology Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find timely manager commentary and performance data, as well as quarterly fund updates.
  And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

YOUR FUND
After two difficult years, technology stocks returned to investor favor in 2003. This new-found enthusiasm for technology stocks benefited INVESCO Technology Fund, with its Investor Class shares returning 29.88% for the reporting period. For performance of other share classes, please see the table on the inside front cover. While the S&P 500 as a whole rose 18.44% for the period, boosted by signs of a rebounding economy, information technology rose by 30.95%, and was the strongest-performing sector of the S&P 500 for the six-month period ended September 30, 2003.
  During the reporting period, fund managers Chris Dries, Michelle Fenton, and William R. Keithler added to the fund's semiconductor holdings and decreased the fund's exposure to software stocks. Fund managers believed that semiconductor stocks have a high degree of operating leverage, which means that even relatively small increases in revenue can cause a dramatic increase in profits. Fund managers were somewhat disappointed by the performance of many software stocks.
  Two well-known technology stocks were among the fund's best performers for the reporting period: Intel and Cisco. In September, Intel, the world's largest chip maker and a leading manufacturer of computer, networking, and communications products, raised its revenue guidance for the third quarter of 2003. In August, Cisco, a worldwide leader in networking for the Internet, reported fiscal 2003 net income of $3.6 billion, up sharply from $1.9 billion for fiscal 2002.
  On a negative note, stocks of higher-quality companies have generally underperformed those of unprofitable and lower-quality companies for most of the year. This detracted from fund performance as the fund generally invests in higher-quality companies in the technology sector.

YOUR GOALS. OUR SOLUTIONS.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

/s/ Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003

[PHOTO OF RAY CUNNINGHAM APPEARS HERE]   After two difficult years, technology
                                         stocks returned to investor favor in
                                                         2003.

                                                    Ray Cunningham

SUPPLEMENT TO SEMIANNUAL REPORT DATED 9/30/03

INVESCO Technology Fund

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
  For periods ended 9/30/03

                          ---------------------------
                          Inception (12/21/98) -6.12%
                          ---------------------------
                           1 Year............. 47.84
                          ---------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call 800-328-2234. A I M Distributors, Inc.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

                                                             [LOGO APPEARS HERE]

AIMinvestments      I-TEC-INS-2

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)


                                                                    MARKET
                                                       SHARES       VALUE
  ----------------------------------------------------------------------------
  DOMESTIC STOCKS & OTHER EQUITY
   INTERESTS-83.82%

  Application Software-6.67%
  BEA Systems, Inc. (a)                               3,284,300 $   39,575,815
  ----------------------------------------------------------------------------
  Citrix Systems, Inc. (a)                               88,800      1,960,704
  ----------------------------------------------------------------------------
  Fair Issac Corp.                                      200,700     11,833,272
  ----------------------------------------------------------------------------
  Intuit Inc. (a)                                       578,500     27,906,840
  ----------------------------------------------------------------------------
  Macromedia, Inc. (a)                                  945,400     23,389,196
  ----------------------------------------------------------------------------
  Mercury Interactive Corp. (a)                         493,900     22,427,999
  ----------------------------------------------------------------------------
  Siebel Systems, Inc. (a)                            1,426,400     13,864,608
  ----------------------------------------------------------------------------
  Synopsys, Inc. (a)                                    505,600     15,557,312
  ----------------------------------------------------------------------------
                                                                   156,515,746
  ----------------------------------------------------------------------------

  Biotechnology-1.41%
  Biotech HOLDRS Trust (a)                               85,700     11,058,728
  ----------------------------------------------------------------------------
  Genentech, Inc. (a)                                   156,300     12,525,882
  ----------------------------------------------------------------------------
  Gilead Sciences, Inc. (a)                             169,500      9,480,136
  ----------------------------------------------------------------------------
  Ingenex, Inc.-Pfd., Series B (Acquired 09/27/94;
   Cost $300,000) (a)(b)(c)(d)                           51,527              0
  ----------------------------------------------------------------------------
                                                                    33,064,746
  ----------------------------------------------------------------------------

  Communications Equipment-13.71%
  ADTRAN, Inc. (a)                                      180,140     11,020,965
  ----------------------------------------------------------------------------
  Advanced Fibre Communications, Inc. (a)               187,800      3,938,166
  ----------------------------------------------------------------------------
  Avaya Inc. (a)                                      1,342,300     14,631,070
  ----------------------------------------------------------------------------
  Calient Networks-Series D, Pfd. (Acquired 12/08/00;
   Cost $13,913,578) (a)(b)(c)(d)(e)                  1,925,754              0
  ----------------------------------------------------------------------------
  Cisco Systems, Inc. (a)                             5,722,360    111,814,933
  ----------------------------------------------------------------------------
  Corning Inc. (a)                                    2,316,100     21,817,662
  ----------------------------------------------------------------------------
  Emulex Corp. (a)                                    1,026,000     26,132,220
  ----------------------------------------------------------------------------
  Extreme Networks, Inc. (a)                            821,700      5,184,927
  ----------------------------------------------------------------------------
  Foundry Networks, Inc. (a)                            504,600     10,853,946
  ----------------------------------------------------------------------------
  Juniper Networks, Inc. (a)                          1,352,600     20,180,792
  ----------------------------------------------------------------------------
  McDATA Corp.-Class A (a)                            1,263,400     15,122,898
  ----------------------------------------------------------------------------
  NetScreen Technologies, Inc. (a)                      251,100      5,581,953
  ----------------------------------------------------------------------------
  QLogic Corp. (a)                                      420,000     19,744,200
  ----------------------------------------------------------------------------
  QUALCOMM Inc.                                         889,950     37,057,518
  ----------------------------------------------------------------------------
  Scientific-Atlanta, Inc.                              246,100      7,666,015
  ----------------------------------------------------------------------------
  Sonus Networks, Inc. (a)                              395,400      2,740,122
  ----------------------------------------------------------------------------
  UTStarcom, Inc. (a)                                   250,300      7,962,043
  ----------------------------------------------------------------------------
                                                                   321,449,430
  ----------------------------------------------------------------------------

  Computer Hardware-5.78%
  Apple Computer, Inc. (a)                              571,900     11,798,297
  ----------------------------------------------------------------------------
  Dell Inc. (a)                                       1,797,400     60,015,186
  ----------------------------------------------------------------------------
  Hewlett-Packard Co.                                   994,900     19,261,264
  ----------------------------------------------------------------------------

                                                             MARKET
                                                SHARES       VALUE
         --------------------------------------------------------------

         Computer Hardware-(Continued)
         Intergraph Corp./(a)/                   362,700 $    8,443,656
         --------------------------------------------------------------
         International Business Machines Corp.   408,800     36,109,304
         --------------------------------------------------------------
                                                            135,627,707
         --------------------------------------------------------------

         Computer Storage & Peripherals-6.61%
         EMC Corp. (a)                         5,926,300     74,849,169
         --------------------------------------------------------------
         Lexmark International, Inc. (a)         175,300     11,045,653
         --------------------------------------------------------------
         Network Appliance, Inc. (a)           1,974,500     40,536,485
         --------------------------------------------------------------
         SanDisk Corp. (a)                       448,863     28,610,528
         --------------------------------------------------------------
                                                            155,041,835
         --------------------------------------------------------------

         Data Processing & Outsourced Services-2.13%
         First Data Corp.                        666,700     26,641,332
         --------------------------------------------------------------
         Fiserv, Inc. (a)                        325,850     11,805,545
         --------------------------------------------------------------
         Paychex, Inc.                           341,550     11,588,792
         --------------------------------------------------------------
                                                             50,035,669
         --------------------------------------------------------------

         Electronic Equipment Manufacturers-3.10%
         Amphenol Corp.-Class A (a)              216,500     11,268,825
         --------------------------------------------------------------
         Jabil Circuit, Inc. (a)                 856,200     22,304,010
         --------------------------------------------------------------
         Sanmina-SCI Corp. (a)                 1,854,100     17,984,770
         --------------------------------------------------------------
         Solectron Corp. (a)                   1,365,700      7,989,345
         --------------------------------------------------------------
         Thermo Electron Corp. (a)               222,200      4,821,740
         --------------------------------------------------------------
         Vishay Intertechnology, Inc. (a)        480,800      8,423,616
         --------------------------------------------------------------
                                                             72,792,306
         --------------------------------------------------------------

         Electronic Manufacturing Services-0.22%
         KEMET Corp. (a)                         396,100      5,046,314
         --------------------------------------------------------------

         Health Care Equipment-0.95%
         Boston Scientific Corp. (a)             347,600     22,176,880
         --------------------------------------------------------------

         Home Entertainment Software-0.99%
         Electronic Arts Inc. (a)                250,700     23,122,061
         --------------------------------------------------------------

         Internet Retail-3.68%
         Amazon.com, Inc. (a)                    531,900     25,722,684
         --------------------------------------------------------------
         eBay Inc. (a)(f)                        648,500     34,701,235
         --------------------------------------------------------------
         InterActiveCorp. (a)                    781,599     25,831,847
         --------------------------------------------------------------
                                                             86,255,766
         --------------------------------------------------------------

         Internet Software & Services-3.36%
         VeriSign, Inc. (a)                    2,419,400     32,589,318
         --------------------------------------------------------------
         Yahoo! Inc. (a)                       1,306,700     46,231,046
         --------------------------------------------------------------
                                                             78,820,364
         --------------------------------------------------------------

         IT Consulting & Other Services-0.48%
         Anteon International Corp. (a)          369,300     11,300,580
         --------------------------------------------------------------

                                                                   MARKET
                                                      SHARES       VALUE
   --------------------------------------------------------------------------

   Movies & Entertainment-0.79%
   AOL Time Warner Inc. (a)                          1,224,100 $   18,496,151
   --------------------------------------------------------------------------

   Other Diversified Financial
    Services-0.23%
   BlueStream Ventures L.P.
    (Acquired 08/03/00-09/24/03;
    Cost $13,443,055) (a)(b)(c)(d)(g)               14,100,000      5,409,888
   --------------------------------------------------------------------------

   Semiconductor Equipment-5.35%
   Applied Materials, Inc. (a)                       2,362,700     42,859,378
   --------------------------------------------------------------------------
   Axcelis Technologies, Inc. (a)                      442,250      3,652,985
   --------------------------------------------------------------------------
   KLA-Tencor Corp. (a)                                457,900     23,536,060
   --------------------------------------------------------------------------
   Lam Research Corp. (a)                            1,237,400     27,408,410
   --------------------------------------------------------------------------
   Novellus Systems, Inc. (a)                          440,700     14,873,625
   --------------------------------------------------------------------------
   Teradyne, Inc. (a)                                  704,900     13,111,140
   --------------------------------------------------------------------------
                                                                  125,441,598
   --------------------------------------------------------------------------

   Semiconductors-18.77%
   Agere Systems Inc.-Class A (a)                    1,255,100      3,853,157
   --------------------------------------------------------------------------
   Altera Corp. (a)                                  1,383,500     26,148,150
   --------------------------------------------------------------------------
   Analog Devices, Inc. (a)                            379,000     14,409,580
   --------------------------------------------------------------------------
   Broadcom Corp.-Class A (a)                          932,600     24,825,812
   --------------------------------------------------------------------------
   Cypress Semiconductor Corp. (a)                     848,700     15,005,016
   --------------------------------------------------------------------------
   Fairchild Semiconductor International, Inc. (a)     204,800      3,395,584
   --------------------------------------------------------------------------
   Integrated Circuit Systems, Inc. (a)                534,800     16,065,392
   --------------------------------------------------------------------------
   Intel Corp.                                       4,070,400    111,976,704
   --------------------------------------------------------------------------
   International Rectifier Corp. (a)                   158,100      5,919,264
   --------------------------------------------------------------------------
   Intersil Corp.-Class A                              745,300     17,738,140
   --------------------------------------------------------------------------
   Linear Technology Corp.                             887,800     31,792,118
   --------------------------------------------------------------------------
   LSI Logic Corp. (a)                                 350,100      3,147,399
   --------------------------------------------------------------------------
   Maxim Integrated Products, Inc.                     824,600     32,571,700
   --------------------------------------------------------------------------
   Microchip Technology Inc.                           660,700     15,817,158
   --------------------------------------------------------------------------
   National Semiconductor Corp. (a)                    853,100     27,546,599
   --------------------------------------------------------------------------
   PMC-Sierra, Inc. (a)                                507,300      6,691,794
   --------------------------------------------------------------------------
   Texas Instruments Inc.                            1,730,800     39,462,240
   --------------------------------------------------------------------------
   Vitesse Semiconductor Corp. (a)                   3,354,000     21,465,600
   --------------------------------------------------------------------------
   Xilinx, Inc. (a)                                    778,500     22,195,035
   --------------------------------------------------------------------------
                                                                  440,026,442
   --------------------------------------------------------------------------

   Systems Software-7.67%
   Adobe Systems Inc.                                  650,100     25,522,926
   --------------------------------------------------------------------------
   Computer Associates International, Inc.             695,500     18,159,505
   --------------------------------------------------------------------------
   Microsoft Corp.                                   1,053,700     29,282,323
   --------------------------------------------------------------------------
   Oracle Corp. (a)                                  2,582,100     28,971,162
   --------------------------------------------------------------------------
   Symantec Corp. (a)                                  551,500     34,755,530
   --------------------------------------------------------------------------
   VERITAS Software Corp. (a)                        1,374,100     43,146,740
   --------------------------------------------------------------------------
                                                                  179,838,186
   --------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
--------------------------------------------------------------------------------

Wireless Telecommunication Services-1.92%
AT&T Wireless Services Inc. (a)                         1,553,600 $   12,708,448
--------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A (a)                   868,100     17,092,889
--------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A (a)                       1,028,900      8,076,865
--------------------------------------------------------------------------------
Sprint Corp. (PCS Group) (a)                            1,248,700      7,155,051
--------------------------------------------------------------------------------
                                                                      45,033,253
--------------------------------------------------------------------------------
    Total Domestic Stocks & Other Equity Interests
     (Cost $1,700,124,309)                                         1,965,494,922
--------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS-13.91%

Bermuda-1.07%
Accenture Ltd.-Class A (IT Consulting & Other
 Services) (a)                                            366,600      8,189,844
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Semiconductors) (a)        449,300     16,961,075
--------------------------------------------------------------------------------
                                                                      25,150,919
--------------------------------------------------------------------------------

Canada-2.17%
Celestica Inc. (Electronic Manufacturing Services) (a)    861,200     13,658,632
--------------------------------------------------------------------------------
Cognos, Inc. (Application Software) (a)                   556,400     17,259,528
--------------------------------------------------------------------------------
Nortel Networks Corp. (Communications
 Equipment) (a)                                         4,893,300     20,062,530
--------------------------------------------------------------------------------
                                                                      50,980,690
--------------------------------------------------------------------------------

Cayman Islands-1.64%
Seagate Technology (Computer Storage & Peripherals)     1,414,400     38,471,680
--------------------------------------------------------------------------------

Finland-0.74%
Nokia Oyj-ADR (Communications Equipment)                1,120,500     17,479,800
--------------------------------------------------------------------------------

France-1.40%
Alcatel S.A.-ADR (Communications Equipment) (a)         1,835,200     21,710,416
--------------------------------------------------------------------------------
Business Objects S.A.-ADR (Application Software) (a)      442,200     11,032,890
--------------------------------------------------------------------------------
                                                                      32,743,306
--------------------------------------------------------------------------------

Israel-0.53%
Teva Pharmaceutical Industries Ltd.-ADR
 (Pharmaceuticals)                                        216,200     12,355,830
--------------------------------------------------------------------------------

Japan-0.30%
NEC Electronics Corp. (Semiconductors)
 (Acquired 07/14/03-08/19/03; Cost $4.687,198) (b)        103,000      7,049,605
--------------------------------------------------------------------------------

Netherlands-0.67%
ASML Holding N.V.-New York Shares (Semiconductor
 Equipment) (a)                                         1,190,800     15,635,204
--------------------------------------------------------------------------------

Singapore-1.55%
Chartered Semiconductor Manufacturing Ltd.-ADR
 (Semiconductors) (a)                                     633,100      5,381,350
--------------------------------------------------------------------------------
Flextronics International Ltd. (Electronic
 Manufacturing Services) (a)                            2,190,300     31,058,454
--------------------------------------------------------------------------------
                                                                      36,439,804
--------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES        VALUE
 ------------------------------------------------------------------------------

 South Korea-0.65%
 Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 04/30/02-10/11/02;
  Cost $12,589,603) (b)(c)                                89,300 $   15,247,975
 ------------------------------------------------------------------------------

 Sweden-0.85%
 Ericsson (LM) Telefonaktiebolaget-ADR
  (Communications Equipment) (a)                       1,351,700     19,842,956
 ------------------------------------------------------------------------------

 Taiwan-1.36%
 Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Semiconductors)                                     2,320,906     25,135,412
 ------------------------------------------------------------------------------
 United Microelectronics Corp.-ADR (Semiconductors)    1,479,334      6,671,797
 ------------------------------------------------------------------------------
                                                                     31,807,209
 ------------------------------------------------------------------------------

 United Kingdom-0.98%
 Amdocs Ltd. (Application Software) (a)                  857,520     16,121,376
 ------------------------------------------------------------------------------
 Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                            335,200      6,787,800
 ------------------------------------------------------------------------------
                                                                     22,909,176
 ------------------------------------------------------------------------------
     Total Foreign Stocks & Other Equity Interests
      (Cost $283,149,764)                                           326,114,154
 ------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
 CORPORATE NOTES-0.01%

 Communications Equipment-0.01%
 Kestrel Solutions, Sub. Notes, 5.50%, 07/15/05
  (Acquired 07/20/00; Cost $2,500,000) (b)(c)(d)(h)   $2,500,000        200,000
 ------------------------------------------------------------------------------

                                     NUMBER OF EXERCISE EXPIRATION   MARKET
                                     CONTRACTS  PRICE      DATE      VALUE
  ---------------------------------------------------------------------------
  PUT OPTIONS
   PURCHASED-0.09%
  eBay Inc. (Internet Retail)          5,150     $53      Oct-03   $  746,750
  ---------------------------------------------------------------------------
  NASDAQ-100 Trust, Series 1          17,612      27      Oct-03       88,060
  ---------------------------------------------------------------------------
  NASDAQ-100 Trust, Series 1          10,852      33      Oct-03    1,329,370
  ---------------------------------------------------------------------------
      Total Put Options Purchased
       (Cost $3,152,567)                                            2,164,180
  ---------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES       VALUE
  ---------------------------------------------------------------------------
  MONEY MARKET FUNDS-2.34%
  INVESCO Treasurer's Series Money Market
   Reserve Fund (Cost $54,758,794) (i)             54,758,794     54,758,794
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-100.17% (excluding
   investments purchased with cash collateral from
   securities loaned) (Cost $2,043,685,434)                    2,348,732,050
  ---------------------------------------------------------------------------
  INVESTMENTS PURCHASED WITH
   CASH COLLATERAL FROM
   SECURITIES LOANED

  Money Market Funds-0.40%
  INVESCO Treasurer's Series Money Market
   Reserve Fund (i)(j)                              9,316,245      9,316,245
  ---------------------------------------------------------------------------
      Total Money Market Funds (purchased with
       cash collateral from securities loaned)
       (Cost $9,316,245)                                           9,316,245
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-100.57% (Cost $2,053,001,679)              2,358,048,295
  ---------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-(0.57%)                          (13,259,978)
  ---------------------------------------------------------------------------
  NET ASSETS-100.00%                                          $2,344,788,317
  ---------------------------------------------------------------------------

Investment Abbreviations:

ADR- American Depositary Receipt
GDR- Global Depositary Receipt
HOLDRS- Holding Company Depositary Receipts
Pfd.- Preferred
REGS- Regulation S
Sub.- Subordinated

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $27,907,468, which represented 1.19% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,857,863 which represented 0.89% of the Fund's net assets.
(d) Security fair valued in accordance with the procedures established by the Board of Directors.
(e) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the period ended September 30, 2003.

                                                                         CHANGE IN
                                MARKET VALUE  PURCHASE       SALES      UNREALIZED   MARKET VALUE DIVIDEND  REALIZED
                                AT 03/31/03   AT COST       AT COST    APPR./(DEPR.)  09/30/2003   INCOME  GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------
Calient Networks-Series D, Pfd. $ 1,106,133  $        -- $         --   $(1,106,133)     $--        $--    $       --
Software HOLDRS Trust            21,209,727   11,042,585  (26,110,125)   (6,142,187)      --         --     6,232,445
----------------------------------------------------------------------------------------------------------------------
                                $22,315,860                                              $--        $--    $6,232,445
----------------------------------------------------------------------------------------------------------------------

(f) A portion of this security is subject to call options written. See Note 1 Section H and Note 7.
(g) The Fund has a remaining commitment of $9,400,000 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(h) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.
(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)


ASSETS:
Investments, at market value (cost $1,988,926,640)*               $ 2,293,973,256
----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $64,075,039)        64,075,039
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     18,719,527
----------------------------------------------------------------------------------
  Capital stock sold                                                    1,796,070
----------------------------------------------------------------------------------
  Dividends                                                               162,730
----------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                 261,765
----------------------------------------------------------------------------------
Other assets                                                              253,943
----------------------------------------------------------------------------------
    Total assets                                                    2,379,242,330
----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                 9,712,449
----------------------------------------------------------------------------------
  Capital stock reacquired                                             13,101,836
----------------------------------------------------------------------------------
  Options written (premiums received $773,751)                            283,250
----------------------------------------------------------------------------------
  Deferred compensation and retirement plans                              325,435
----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                           9,316,245
----------------------------------------------------------------------------------
Accrued distribution fees                                                 254,759
----------------------------------------------------------------------------------
Accrued directors' fees                                                    17,926
----------------------------------------------------------------------------------
Accrued transfer agent fees                                             1,221,240
----------------------------------------------------------------------------------
Accrued operating expenses                                                220,873
----------------------------------------------------------------------------------
    Total liabilities                                                  34,454,013
----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $ 2,344,788,317
----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                        $ 6,298,705,045
----------------------------------------------------------------------------------
Undistributed net investment income (loss)                            (12,404,778)
----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities
 and option contracts                                              (4,247,049,067)
----------------------------------------------------------------------------------
Unrealized appreciation of investment securities and option
 contracts                                                            305,537,117
----------------------------------------------------------------------------------
                                                                  $ 2,344,788,317
----------------------------------------------------------------------------------


         NET ASSETS:
         Class A                                         $   27,458,504
         --------------------------------------------------------------
         Class B                                         $      902,642
         --------------------------------------------------------------
         Class C                                         $    7,572,388
         --------------------------------------------------------------
         Class K                                         $   14,794,485
         --------------------------------------------------------------
         Investor Class                                  $1,096,621,373
         --------------------------------------------------------------
         Institutional Class                             $1,197,438,925
         --------------------------------------------------------------

         CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
         Class A:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                        1,242,146
         --------------------------------------------------------------
         Class B:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                           41,363
         --------------------------------------------------------------
         Class C:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                          356,498
         --------------------------------------------------------------
         Class K:
           Authorized                                       100,000,000
         --------------------------------------------------------------
           Outstanding                                          680,644
         --------------------------------------------------------------
         Investor Class:
           Authorized                                       300,000,000
         --------------------------------------------------------------
           Outstanding                                       49,962,917
         --------------------------------------------------------------
         Institutional Class:
           Authorized                                       300,000,000
         --------------------------------------------------------------
           Outstanding                                       52,946,838
         --------------------------------------------------------------
         Class A :
           Net asset value per share                     $        22.11
         --------------------------------------------------------------
           Offering price per share:
             (Net asset value of $22.11 / 94.50%)        $        23.40
         --------------------------------------------------------------
         Class B :
           Net asset value and offering price per share  $        21.82
         --------------------------------------------------------------
         Class C :
           Net asset value and offering price per share  $        21.24
         --------------------------------------------------------------
         Class K :
           Net asset value and offering price per share  $        21.74
         --------------------------------------------------------------
         Investor Class:
           Net asset value and offering price per share  $        21.95
         --------------------------------------------------------------
         Institutional Class:
           Net asset value and offering price per share  $        22.62
         --------------------------------------------------------------

* At September 30, 2003, securities with an aggregate market value of $8,734,965 were on loan to brokers.

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $141,780)                               $  1,520,135
--------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              177,084
--------------------------------------------------------------------------------------------------
Interest                                                                                  399,573
--------------------------------------------------------------------------------------------------
Securities lending                                                                         67,546
--------------------------------------------------------------------------------------------------
    Total investment income                                                             2,164,338
--------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                           6,236,636
--------------------------------------------------------------------------------------------------
Administrative services fees                                                              476,164
--------------------------------------------------------------------------------------------------
Custodian fees                                                                             33,585
--------------------------------------------------------------------------------------------------
Distribution fees
  Class A                                                                                  11,957
--------------------------------------------------------------------------------------------------
  Class B                                                                                   3,743
--------------------------------------------------------------------------------------------------
  Class C                                                                                  36,449
--------------------------------------------------------------------------------------------------
  Class K                                                                                  70,164
--------------------------------------------------------------------------------------------------
  Investor Class                                                                        1,302,880
--------------------------------------------------------------------------------------------------
Transfer agent fees
  Class A                                                                                  14,239
--------------------------------------------------------------------------------------------------
  Class B                                                                                   1,561
--------------------------------------------------------------------------------------------------
  Class C                                                                                  66,734
--------------------------------------------------------------------------------------------------
  Class K                                                                                 235,178
--------------------------------------------------------------------------------------------------
  Investor Class                                                                        3,979,825
--------------------------------------------------------------------------------------------------
  Institutional Class                                                                   1,380,801
--------------------------------------------------------------------------------------------------
Directors' fees                                                                            53,856
--------------------------------------------------------------------------------------------------
Other                                                                                     795,942
--------------------------------------------------------------------------------------------------
    Total expenses                                                                     14,699,714
--------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                 (362,907)
--------------------------------------------------------------------------------------------------
    Net expenses                                                                       14,336,807
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          (12,172,469)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND OPTION CONTRACTS:
Net realized gain (loss) from:
  Investment securities                                                               (74,899,614)
--------------------------------------------------------------------------------------------------
  Option contracts written                                                                252,940
--------------------------------------------------------------------------------------------------
                                                                                      (74,646,674)
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               582,376,297
--------------------------------------------------------------------------------------------------
  Option contracts written                                                               (323,575)
--------------------------------------------------------------------------------------------------
                                                                                      582,052,722
--------------------------------------------------------------------------------------------------
Net gain from investment securities and option contracts                              507,406,048
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $495,233,579
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                                                                       SEPTEMBER 30,
                                                                                                           2003
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                        $  (12,172,469)
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities, foreign currencies and option contracts           (74,646,674)
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and option contracts     582,052,722
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                      495,233,579
----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                 21,438,794
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                    206,092
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                    229,856
----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                (14,481,806)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                         (12,304,967)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                    260,990,831
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                              256,078,800
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                751,312,379
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                  1,593,475,938
----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                       $2,344,788,317
----------------------------------------------------------------------------------------------------------------------

                                                                                                         MARCH 31,
                                                                                                           2003
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                        $   (21,336,326)
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities, foreign currencies and option contracts         (1,320,389,022)
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and option contracts      (37,759,941)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                    (1,379,485,289)
----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                   5,181,413
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                     558,714
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                  (6,894,414)
----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                   8,561,545
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                         (246,831,848)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                     (59,659,354)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                              (299,083,944)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                              (1,678,569,233)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                   3,272,045,171
----------------------------------------------------------------------------------------------------------------------
  End of period                                                                                       $ 1,593,475,938
----------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Technology Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

J. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Institutional Class shares to 1.50%, 2.15%, 2.15%, 2.20% and 1.15%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $2,169, $3,214, $62,487, $70,548, $221,520 and $0 for Class A, Class B, Class
C, Class K, Investor Class and Institutional Class, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares were $198, $149, $59,742, $115,202, $0 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares were $2,788, $4,092, $103,051, $86,196, $0 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.
  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $476,164 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $4,026,609 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K, Investor Class and the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund's average daily net assets of Class K shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $6,134, $2,193, $19,717, $39,349 and $696,356, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $5,823, $1,550, $16,732, $30,815 and $606,524, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $3,105 in front-end sales commissions from the sale of Class A shares and $1, $100, $612 and $0 for Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $1,341 in front-end sales commissions from the sale of Class A shares and $0, $29, $536 and $0 for Class A, Class B, Class C and Class K shares, respectively, from CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $2,968 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $2,968.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
  At September 30, 2003, securities with an aggregate value of $8,734,965 were on loan to brokers. The loans were secured by cash collateral of $9,316,245 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended September 30, 2003, the Fund received fees of $67,546 for securities lending.

NOTE 6--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $19,120 with a weighted average interest rate of 1.52% and interest expense of $146, and the Fund had average daily lendings of $1,097,732 with a weighted average interest rate of 1.32% and interest income of $7,242.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

NOTE 7--CALL OPTION CONTRACTS

                         TRANSACTIONS DURING THE PERIOD
                   ------------------------------------------
                                       CALL OPTION CONTRACTS
                                       ---------------------
                                       NUMBER OF   PREMIUMS
                                       CONTRACTS   RECEIVED
                   ------------------------------------------
                   Beginning of period    6,539  $   928,509
                   ------------------------------------------
                   Written               23,065    3,238,783
                   ------------------------------------------
                   Closed               (24,454)  (3,393,541)
                   ------------------------------------------
                   End of period          5,150  $   773,751
                   ------------------------------------------

                    OPEN CALL OPTIONS WRITTEN AT PERIOD END
    -----------------------------------------------------------------------
                               NUMBER            SEPTEMBER 30,
              CONTRACT STRIKE    OF     PREMIUMS     2003       UNREALIZED
      ISSUE    MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE  APPRECIATION
    -----------------------------------------------------------------------
    eBay Inc.  Oct-03   $58     5,150   $773,751   $283,250      $490,501
    -----------------------------------------------------------------------

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                 EXPIRATION                       CARRYFORWARD
                 ----------------------------------------------
                 March 31, 2009                  $  222,867,413
                 ----------------------------------------------
                 March 31, 2010                   2,017,574,790
                 ----------------------------------------------
                 March 31, 2011                   1,550,739,935
                 ----------------------------------------------
                 Total capital loss carryforward $3,791,182,138
                 ----------------------------------------------

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $1,368,021,164 and $1,069,541,765, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $339,769,190
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (85,695,833)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $254,073,357
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $2,103,974,938.

NOTE 10--CAPITAL STOCK

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares, Investor Class shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares, Investor Class shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                         CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------
                            SIX MONTHS ENDED                 YEAR ENDED
                           SEPTEMBER 30, 2003              MARCH 31, 2003
                       --------------------------  -----------------------------
                          SHARES        AMOUNT        SHARES          AMOUNT
---------------------------------------------------------------------------------
Sold:
  Class A*               3,271,774  $  66,832,472     2,174,042  $    39,607,123
---------------------------------------------------------------------------------
  Class B*                  11,393        238,656        44,687          784,386
---------------------------------------------------------------------------------
  Class C                  501,235     10,137,473       788,820       16,773,376
---------------------------------------------------------------------------------
  Class K                  635,140     12,778,642       920,699       18,036,725
---------------------------------------------------------------------------------
  Investor Class        29,025,403    584,309,335   224,764,422    4,495,198,217
---------------------------------------------------------------------------------
  Institutional Class   16,893,036    361,152,459    19,889,258      400,830,100
---------------------------------------------------------------------------------
Reacquired:
  Class A*              (2,292,269)   (45,393,678)   (1,911,401)     (34,425,710)
---------------------------------------------------------------------------------
  Class B*                  (1,616)       (32,564)      (13,101)        (225,672)
---------------------------------------------------------------------------------
  Class C                 (496,146)    (9,907,617)   (1,073,531)     (23,667,790)
---------------------------------------------------------------------------------
  Class K               (1,275,206)   (27,260,448)     (498,359)      (9,475,180)
---------------------------------------------------------------------------------
  Investor Class       (29,573,409)  (596,614,302) (235,589,807)  (4,742,030,065)
---------------------------------------------------------------------------------
  Institutional Class   (4,716,854)  (100,161,628)  (23,113,782)    (460,489,454)
---------------------------------------------------------------------------------
                        11,982,481  $ 256,078,800   (13,618,053) $  (299,083,944)
---------------------------------------------------------------------------------

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                                   --------------------------
                                                                    SIX MONTHS
                                                                       ENDED          YEAR ENDED
                                                                   SEPTEMBER 30,      MARCH 31,
                                                                       2003              2003
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 16.98         $ 30.41
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.13) (a)      (0.20) (a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.26          (13.23)
---------------------------------------------------------------------------------------------------
    Total from investment operations                                     5.13          (13.43)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 22.11         $ 16.98
---------------------------------------------------------------------------------------------------
Total return (b)                                                        30.21%         (44.16)%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $27,459         $ 4,460
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            1.50% (c)       1.47%
---------------------------------------------------------------------------------------------------
  Without expense reimbursements                                         1.56% (c)       1.51%
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (1.29)% (c)     (1.12)%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                                54%            107%
---------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $6,832,377.
 (d) Not annualized for periods less than one year.

                                                                               CLASS B
                                                                   -------------------------
                                                                    SIX MONTHS
                                                                       ENDED         YEAR ENDED
                                                                   SEPTEMBER 30,     MARCH 31,
                                                                       2003             2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $16.84         $ 30.41
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.20) (a)      (0.27) (a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       5.18          (13.30)
--------------------------------------------------------------------------------------------------
    Total from investment operations                                    4.98          (13.57)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $21.82         $ 16.84
--------------------------------------------------------------------------------------------------
Total return (b)                                                       29.57%         (44.62)%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  903         $   532
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.15% (c)       2.15%
--------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        3.01% (c)       2.74%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.94)% (c)     (1.71)%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               54%            107%
--------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $748,534.
 (d) Not annualized for periods less than one year.

                                                                                               CLASS C
                                                                   ----------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED            YEAR ENDED MARCH 31,
                                                                   SEPTEMBER 30,    ---------------------------
                                                                       2003           2003      2002      2001
--------------------------------------------------------------------                ------------------------------
Net asset value, beginning of period                                  $16.39        $ 29.73   $ 35.22   $101.85
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.19) (a)     (0.62)    (0.22)    (0.18)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       5.04         (12.72)    (5.27)   (63.81)
------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    4.85         (13.34)    (5.49)   (63.99)
------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                --             --        --     (2.64)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $21.24        $ 16.39   $ 29.73   $ 35.22
------------------------------------------------------------------------------------------------------------------
Total return (b)                                                       29.59%        (44.87)%  (15.59)%  (63.89)%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $7,572        $ 5,759   $18,910   $15,919
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.12% (c)      2.69%     2.54%     1.86%
------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        3.83% (c)      3.95%     2.54%     1.86%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.91)% (c)    (2.39)%   (2.26)%   (1.30)%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                               54%           107%       79%       85%
------------------------------------------------------------------------------------------------------------------

                                                                   -----------
                                                                   FEBRUARY 14,
                                                                       2000
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     MARCH 31,
-------------------------------------------------------------------
Net asset value, beginning of period                                  $ 95.51
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.15) (a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        6.49
------------------------------------------------------------------------------------
    Total from investment operations                                     6.34
------------------------------------------------------------------------------------
Less distributions from net realized gains                                 --
------------------------------------------------------------------------------------
Net asset value, end of period                                        $101.85
------------------------------------------------------------------------------------
Total return (b)                                                         6.63%
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $ 2,970
------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            1.45% (d)
------------------------------------------------------------------------------------
  Without expense reimbursements                                         1.45% (d)
------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (1.03)% (d)
------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                28%
------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $7,289,871.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

                                                                                             CLASS K
                                                                   ----------------------------------------------------
                                                                                                             NOVEMBER 30,
                                                                                                                 2000
                                                                    SIX MONTHS             YEAR ENDED         (DATE SALES
                                                                       ENDED                MARCH 31,        COMMENCED) TO
                                                                   SEPTEMBER 30,     -----------------         MARCH 31,
                                                                       2003            2003        2002          2001
--------------------------------------------------------------------                 ------------------------
Net asset value, beginning of period                                  $ 16.78        $ 30.22   $ 35.09          $ 60.01
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.20) (a)     (0.07)    (0.27) (a)       (0.82)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        5.16         (13.37)    (4.60)          (24.10)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     4.96         (13.44)    (4.87)          (24.92)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 21.74        $ 16.78   $ 30.22          $ 35.09
------------------------------------------------------------------------------------------------------------------------------
Total return (b)                                                        29.56%        (44.47)%  (13.85)%         (41.54)%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $14,794        $22,156   $27,147          $     1
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            2.20% (c)      1.88%     1.28%            5.18% (d)
------------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                         2.65% (c)      2.49%     1.28%            5.18% (d)
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (1.99)% (c)    (1.55)%   (1.15)%          (4.67)% (d)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                54%           107%       79%              85%
------------------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $31,184,099.
 (d) Annualized.
 (e) Not annualized for periods less than one year.


                                                                   ------------------------------------------
                                                                      SIX MONTHS                   YEAR ENDED
                                                                         ENDED                     MARCH 31,
                                                                     SEPTEMBER 30,    -----------------------
                                                                         2003            2003        2002
--------------------------------------------------------------------                  ------------------------
Net asset value, beginning of period                                $    16.90        $  30.41   $    35.60
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.16) (a)      (0.14)       (0.08)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         5.21          (13.37)       (5.11)
--------------------------------------------------------------------------------------------------------------
    Total from investment operations                                      5.05          (13.51)       (5.19)
--------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                  --              --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    21.95        $  16.90   $    30.41
--------------------------------------------------------------------------------------------------------------
Total return (b)                                                         29.88%         (44.43)%     (14.58)%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,096,621        $853,530   $1,865,251
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (c)                               1.75% (d)       1.77%        1.37%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (1.54)% (d)     (1.46)%      (1.08)%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                                 54%            107%          79%
--------------------------------------------------------------------------------------------------------------

                                                                   INVESTOR CLASS
                                                                   -------------------------------------------------------
                                                                                   FIVE MONTHS           YEAR ENDED
                                                                                      ENDED              OCTOBER 31,
                                                                   -----------      MARCH 31,     -----------------------
                                                                       2001           2000            1999         1998
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   101.92   $    58.17        $    28.07   $    35.97
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.10)       (0.03)            (0.07)       (0.00)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      (63.58)       47.69             30.17        (1.45)
---------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   (63.68)       47.66             30.10        (1.45)
---------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                              (2.64)       (3.91)               --        (6.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    35.60   $   101.92        $    58.17   $    28.07
---------------------------------------------------------------------------------------------------------------------------
Total return (b)                                                       (63.54)%      85.87%           107.23%       (2.47)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $2,181,879   $5,034,087        $2,081,613   $1,008,771
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (c)                              0.98%        0.88% (e)         1.20%        1.17%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.47)%      (0.48)% (e)       (0.79)%      (0.49)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (f)                                                85%          28%              143%         178%
---------------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) After expense reimbursements. Ratio prior to expense reimbursements for the six months ended September 30, 2003 was 1.79%.
 (d) Ratios are annualized and based on average daily net assets of $1,042,304,101.
 (e) Annualized.
 (f) Not annualized for periods less than one year.


                                                                   ------------------

                                                                      SIX MONTHS
                                                                         ENDED
                                                                     SEPTEMBER 30,
                                                                         2003
--------------------------------------------------------------------
Net asset value, beginning of period                                $    17.34
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.08) (a)
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         5.36
--------------------------------------------------------------------------------------
    Total from investment operations                                      5.28
--------------------------------------------------------------------------------------
Less distributions from net realized gains                                  --
--------------------------------------------------------------------------------------
Net asset value, end of period                                      $    22.62
--------------------------------------------------------------------------------------
Total return (b)                                                         30.45%
--------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,197,439
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets:                                  0.95% (c)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (0.74)% (c)
--------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                 54%
--------------------------------------------------------------------------------------

                                                                                         INSTITUTIONAL CLASS
                                                                   ---------------------------------------------------------------

                                                                                                                   FIVE MONTHS
                                                                               YEAR ENDED MARCH 31,                   ENDED
                                                                   ------------------------------------------       MARCH 31,
                                                                        2003            2002           2001           2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  30.93       $    35.98       $   102.55   $    58.43
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.12) (a)       (0.16) (a)       (0.06)       (0.04)
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    (13.47)           (4.89)          (63.87)       48.07
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 (13.59)           (5.05)          (63.93)       48.03
----------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                               --               --            (2.64)       (3.91)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  17.34       $    30.93       $    35.98   $   102.55
----------------------------------------------------------------------------------------------------------------------------------
Total return (b)                                                     (43.94)%         (14.04)%         (63.39)%      86.14%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $707,040       $1,360,738       $1,396,788   $4,453,520
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:                               0.90%            0.74%            0.58%        0.56% (d)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (0.59)%          (0.46)%          (0.08)%      (0.15)% (d)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                             107%              79%              85%          28%
----------------------------------------------------------------------------------------------------------------------------------

                                                                   -----------
                                                                    DECEMBER 21,
                                                                        1998
                                                                     (DATE SALES
                                                                    COMMENCED) TO
                                                                     OCTOBER 31,
-------------------------------------------------------------------
Net asset value, beginning of period                                 $  33.85
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.16) (a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       24.74
------------------------------------------------------------------------------------
    Total from investment operations                                    24.58
------------------------------------------------------------------------------------
Less distributions from net realized gains                                 --
------------------------------------------------------------------------------------
Net asset value, end of period                                       $  58.43
------------------------------------------------------------------------------------
Total return (b)                                                        72.61%
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $951,925
------------------------------------------------------------------------------------
Ratio of expenses to average net assets:                                 0.74% (d)
------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.36)% (d)
------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                               143%
------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $1,005,701,535.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
     . An Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

  Also on October 28, 2003, the shareholders of the AIM Global Science & Technology Fund (the "Selling Fund A"), the AIM New Technology Fund (the "Selling Fund B") and the INVESCO Telecommunications Fund (the "Selling Fund C"), respectively, approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Selling Fund A, the Selling Fund B and the Selling Fund C, respectively, would transfer substantially all of their assets to the INVESCO Technology Fund (the "Fund") in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 13--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    SUB-ADVISOR
                                                            (effective 11-25-03)
Jack M. Fields       Gary T. Crum                           INVESCO Institutional (N.A.), Inc.
                     Senior Vice President                  1360 Peachtree Street, N.E., Suite 100
Carl Frischling                                             Atlanta, GA 30309
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           TRANSFER AGENT
                                                            (effective 10-01-03)
Gerald J. Lewis      Ronald L. Grooms                       AIM Investment Services, Inc.
                     Vice President and Assistant Treasurer P.O. Box 4739
Prema Mathai-Davis                                          Houston, TX 77210-4739
                     Robert G. Alley
Lewis F. Pennock     Vice President                         CUSTODIAN
                                                            State Street Bank and Trust Company
Ruth H. Quigley      Stuart W. Coco                         225 Franklin Street
                     Vice President                         Boston, MA 02110
Louis S. Sklar
                     Melville B. Cox                        COUNSEL TO THE FUND
Larry Soll           Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Mark H. Williamson   Karen Dunn Kelley                      Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
                                                            Philadelphia, PA 19103-7599
                     Edgar M. Larsen
                     Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

          Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

          International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

          Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

          Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

/1/Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. /2/AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. /3/Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. /4/Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

  A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                          AIMinvestments.com        I-TEC-SAR-1

                                    Your goals Our solutions --Servicemark--
                                    [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

                                                INVESCO Telecommunications Fund

                                                             September 30, 2003

                                                                     Semiannual
                                                         Report to Shareholders

                                   INVESCO Telecommunications Fund seeks growth
                                                 of capital and current income.

                                       Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--


Not FDIC Insured | May lose value | No bank guarantee

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN
--------------------------------------------------------------------------------
Based on total equity holdings*

 LOGO
Source: Lipper, Inc.

                    TOTAL NUMBER OF HOLDINGS*       72
                    ----------------------------------------
                    TOTAL NET ASSETS          $311.2 million
                    ----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Including sales charges


                         CLASS A SHARES
                         -----------------------------
                         Inception (3/28/02)   -18.30%
                         -----------------------------
                          1 Year                22.49
                         -----------------------------

                         CLASS B SHARES
                         -----------------------------
                         Inception (3/28/00)   -17.90%
                         -----------------------------
                          1 Year                24.19
                         -----------------------------

                         CLASS C SHARES
                         -----------------------------
                         Inception (2/14/00)   -39.22%
                         -----------------------------
                          1 Year                28.28
                         -----------------------------

                         CLASS K SHARES
                         -----------------------------
                         Inception (11/30/00)  -37.55%
                         -----------------------------
                          1 Year                30.08
                         -----------------------------

                         INVESTOR CLASS SHARES
                         -----------------------------
                         Inception (7/29/94)     3.47%
                         -----------------------------
                          5 Years               -7.71
                         -----------------------------
                          1 Year                30.28
                         -----------------------------

FUND VS. INDEX
--------------------------------------------------------------------------------
Total returns 3/31/03-9/30/03 excluding sales charges

                          Class A Shares        21.72%
                          ----------------------------
                          Class B Shares        21.17
                          ----------------------------
                          Class C Shares        21.24
                          ----------------------------
                          Class K Shares        21.52
                          ----------------------------
                          Investor Class Shares 21.61
                          ----------------------------
                          S&P 500 Index         18.44
                          ----------------------------

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

                TOP 10 EQUITY HOLDINGS*
                ------------------------------------------------
                 1. Nextel Communications, Inc.--Class A    6.2%
                ------------------------------------------------
                 2. AT&T Wireless Services Inc.             4.6
                ------------------------------------------------
                 3. EchoStar Communications Corp.--Class A  4.6
                ------------------------------------------------
                 4. Vodafone Group PLC-ADR (United Kingdom) 4.0
                ------------------------------------------------
                 5. Cisco Systems, Inc.                     3.9
                ------------------------------------------------
                 6. Deutsche Telekom A.G. (Germany)         2.8
                ------------------------------------------------
                 7. QUALCOMM Inc.                           2.7
                ------------------------------------------------
                 8. CenturyTel, Inc.                        2.5
                ------------------------------------------------
                 9. Comcast Corp.--Class A                  2.4
                ------------------------------------------------
                10. Nokia Oyj-ADR (Finland)                 2.4
                ------------------------------------------------


                TOP 10 INDUSTRIES*
                -----------------------------------------------
                 1. Communications Equipment              26.7%
                -----------------------------------------------
                 2. Wireless Telecommunication Services   20.8
                -----------------------------------------------
                 3. Integrated Telecommunication Services 19.6
                -----------------------------------------------
                 4. Broadcasting & Cable TV               14.9
                -----------------------------------------------
                 5. Semiconductors                         4.5
                -----------------------------------------------
                 6. Internet Software & Services           2.9
                -----------------------------------------------
                 7. Electronic Equipment Manufacturers     1.7
                -----------------------------------------------
                 8. Other Diversified Financial Services   1.7
                -----------------------------------------------
                 9. Application Software                   1.5
                -----------------------------------------------
                10. Movies & Entertainment                 1.4
                -----------------------------------------------

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] INVESCO Telecommunications Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] Had the advisor not waived and/or reimbursed expenses, returns would have been lower.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest more than 25% of its assets in the securities of non-U.S. companies. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] Portfolio turnover is greater than most funds, which may affect performance.

[_] Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R)) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:
Welcome to AIM Investments. As you know, your fund recently held a Special Shareholders Meeting. At that meeting, following the recommendation of INVESCO and the fund's Board of Directors, shareholders voted to merge INVESCO Telecommunications Fund with INVESCO Technology Fund. We believe that the decision to merge the funds was in the best interest of all the investors, and we are pleased to welcome you now as a shareholder of INVESCO Technology Fund. This will be the last INVESCO Telecommunications Fund report that you will receive. Going forward, you will receive INVESCO Technology Fund reports.
  The reorganization is part of the overall streamlining of the various funds within the AIM Family of Funds and the INVESCO Family of Funds. INVESCO Telecommunications Fund and INVESCO Technology Fund have similar investment objectives and strategies. INVESCO Technology Fund seeks capital growth by investing broadly across the technology universe, focusing on such areas as hardware, software, and semiconductors; telecommunications equipment and services; and service-oriented companies in information technology. On the next page, you'll find a report on the fund's performance during the reporting period.
  While this fund reorganization is a key step we've taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Technology Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham
Chairman and President
November 10, 2003


[PHOTO OF ROBERT H. GRAHAM APPEARS HERE]

          We have never permitted late trading in fund shares and
        support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

                                Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
This is the semiannual report for INVESCO Telecommunications Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find current manager commentary, quarterly updates, as well as the most recent performance data.
  And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

YOUR FUND
As shown in the table on the inside front cover, the fund outperformed the broad market, as measured by the S&P 500, for the reporting period. For the six-month period ended September 30, 2003, Investor Class shares returned 21.61%, compared to 18.44% for the index. Results for other share classes are shown in a table on the inside front cover.
  Class A shares also outperformed the telecommunication services sector of the S&P 500, which recorded gains of 10.33% for the six months ended September 30, 2003. Portfolio manager William R. Keithler attributed the fund's better performance to improving trends within the telecommunications sector.
  Among the stocks that enhanced fund performance were Juniper Networks, a producer of Internet switching equipment, and Nortel, a leading telecommunications equipment maker. Juniper reported a third quarter profit for 2003 compared with a third quarter loss in 2002 as revenue increased 13%. Nortel benefited from positive earnings and an increase in customer business.
  Another strong contributor was wireless service company Nextel. The company reported a 23% increase in operating income for the second quarter of 2003 compared with the same period last year.
  Detracting from the fund's performance was Verizon Communications, a regional telephone company. The firm recently lowered its earnings projections for the coming year.

YOUR GOALS. OUR SOLUTIONS.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

/s/  Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003


 [PHOTO OF RAY CUNNINGHAM APPEARS HERE]

 ... the fund outperformed the broad market, as measured by
                     the S&P 500, for the reporting period.

                                 Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)

                                                                   MARKET
                                                      SHARES       VALUE
  ---------------------------------------------------------------------------
  DOMESTIC STOCKS & OTHER
   INTERESTS-72.03%

  Application Software-0.81%
  Software HOLDRS Trust                                  74,700  $  2,534,571
  ---------------------------------------------------------------------------

  Broadcasting & Cable TV-14.91%
  Citadel Broadcasting Co. (a)                           26,300       519,688
  ---------------------------------------------------------------------------
  Clear Channel Communications, Inc.                    132,100     5,059,430
  ---------------------------------------------------------------------------
  Comcast Corp.-Class A (a)                             246,352     7,607,350
  ---------------------------------------------------------------------------
  Cox Communications, Inc.-Class A (a)                  173,300     5,479,746
  ---------------------------------------------------------------------------
  EchoStar Communications Corp.-Class A (a)             371,200    14,205,824
  ---------------------------------------------------------------------------
  Liberty Media Corp.-Class A                           637,700     6,357,869
  ---------------------------------------------------------------------------
  Univision Communications Inc.-Class A (a)             225,200     7,190,636
  ---------------------------------------------------------------------------
                                                                   46,420,543
  ---------------------------------------------------------------------------

  Communications Equipment-18.91%
  ADTRAN, Inc.                                           49,205     3,010,362
  ---------------------------------------------------------------------------
  Advanced Fibre Communications, Inc. (a)                51,000     1,069,470
  ---------------------------------------------------------------------------
  Avaya Inc./(a)/                                       493,300     5,376,978
  ---------------------------------------------------------------------------
  Calient Network, Inc.-Series D, Pfd.
   (Acquired 12/08/00; Cost $5,438,366) (a)(b)(c)       752,715             0
  ---------------------------------------------------------------------------
  Cisco Systems, Inc. (a)                               627,300    12,257,442
  ---------------------------------------------------------------------------
  Comverse Technology, Inc.  (a)                        222,100     3,322,616
  ---------------------------------------------------------------------------
  Corning Inc. (a)                                      791,900     7,459,698
  ---------------------------------------------------------------------------
  Enterasys Networks, Inc. (a)                          420,200     1,680,800
  ---------------------------------------------------------------------------
  Extreme Networks, Inc. (a)                            457,100     2,884,301
  ---------------------------------------------------------------------------
  Foundry Networks, Inc. (a)                             68,000     1,462,680
  ---------------------------------------------------------------------------
  Juniper Networks, Inc. (a)(d)                         271,900     4,056,748
  ---------------------------------------------------------------------------
  Lucent Technologies Inc. (a)                        1,701,900     3,676,104
  ---------------------------------------------------------------------------
  Motorola, Inc.                                        126,200     1,510,614
  ---------------------------------------------------------------------------
  QUALCOMM Inc.                                         203,700     8,482,068
  ---------------------------------------------------------------------------
  Scientific-Atlanta, Inc.                               38,300     1,193,045
  ---------------------------------------------------------------------------
  Sonus Networks, Inc. (a)                               52,500       363,825
  ---------------------------------------------------------------------------
  UTStarcom, Inc. (a)                                    33,200     1,056,092
  ---------------------------------------------------------------------------
                                                                   58,862,843
  ---------------------------------------------------------------------------

  Computer Storage & Peripherals-1.02%
  SanDisk Corp. (a)                                      50,000     3,187,000
  ---------------------------------------------------------------------------

  Electronic Equipment Manufacturers-0.45%
  Symbol Technologies, Inc.                             116,700     1,394,565
  ---------------------------------------------------------------------------

  Integrated Telecommunication Services-10.12%
  BellSouth Corp.                                       240,200     5,687,936
  ---------------------------------------------------------------------------
  CenturyTel, Inc.                                      230,400     7,808,256
  ---------------------------------------------------------------------------
  Commonwealth Telephone Enterprises, Inc. (a)           15,100       605,963
  ---------------------------------------------------------------------------
  Qwest Communications International Inc. (a)           836,400     2,843,760
  ---------------------------------------------------------------------------
  SBC Communications Inc.                               238,186     5,299,638
  ---------------------------------------------------------------------------
  Sprint Corp.                                          319,100     4,818,410
  ---------------------------------------------------------------------------
  Verizon Communications Inc.                           136,400     4,424,816
  ---------------------------------------------------------------------------
                                                                   31,488,779
  ---------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
------------------------------------------------------------------------------------

Internet Retail-0.83%
eBay Inc. (a)(d)                                             48,000 $   2,568,480
------------------------------------------------------------------------------------

Internet Software & Services-2.85%
VeriSign, Inc. (a)                                          301,500     4,061,205
------------------------------------------------------------------------------------
Yahoo! Inc. (a)                                             135,900     4,808,142
------------------------------------------------------------------------------------
                                                                        8,869,347
------------------------------------------------------------------------------------

Movies & Entertainment-1.39%
Viacom Inc.-Class B                                         112,600     4,312,580
------------------------------------------------------------------------------------

Other Diversified Financial Services-1.71%
BlueStream Ventures L.P.
 (Acquired 08/03/00-09/24/03;
 Cost $13,225,538) (a)(b)(c)(e)                          13,875,000     5,323,560
------------------------------------------------------------------------------------

Semiconductors-4.45%
Agere Systems Inc.-Class A (a)                              766,500     2,353,155
------------------------------------------------------------------------------------
Semiconductor HOLDRS Trust (a)                              143,400     4,932,960
------------------------------------------------------------------------------------
Skyworks Solutions, Inc. (a)                                147,400     1,341,340
------------------------------------------------------------------------------------
Texas Instruments Inc.                                      152,900     3,486,120
------------------------------------------------------------------------------------
Vitesse Semiconductor Corp. (a)                             269,400     1,724,160
------------------------------------------------------------------------------------
                                                                       13,837,735
------------------------------------------------------------------------------------

Wireless Telecommunication Services-14.58%
American Tower Corp.-Class A (a)                            373,800     3,794,070
------------------------------------------------------------------------------------
AT&T Wireless Services Inc. (a)                           1,744,300    14,268,374
------------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A (a)                     975,000    19,197,750
------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A (a)                           242,700     1,905,195
------------------------------------------------------------------------------------
Sprint Corp. (PCS Group) (a)                              1,084,300     6,213,039
------------------------------------------------------------------------------------
                                                                       45,378,428
------------------------------------------------------------------------------------
  Total Domestic Stocks & Other Interests
   (Cost $203,510,016)                                                224,178,431
------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-25.33%

Australia-0.58%
Telstra Corp. Ltd. (Integrated Telecommunication
 Services)                                                  556,900     1,799,355
------------------------------------------------------------------------------------

Canada-2.67%
BCE Inc. (Integrated Telecommunication Services)            146,700     3,169,277
------------------------------------------------------------------------------------
Nortel Networks Corp. (Communications
 Equipment) (a)                                           1,253,800     5,140,580
------------------------------------------------------------------------------------
                                                                        8,309,857
------------------------------------------------------------------------------------

Finland-2.43%
Nokia Oyj-ADR (Communications Equipment)                    485,300     7,570,680
------------------------------------------------------------------------------------

France-4.35%
Alcatel S.A.-ADR (Communications Equipment) (a)             551,400     6,523,062
------------------------------------------------------------------------------------
France Telecom S.A. (Integrated Telecommunication
 Services) (a)                                              263,200     6,064,220
------------------------------------------------------------------------------------
Orange S.A. (Wireless Telecommunication Services) (a)        93,800       957,487
------------------------------------------------------------------------------------
                                                                       13,544,769
------------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

Germany-2.78%
Deutsche Telekom A.G. (Integrated
 Telecommunication Services) (a)                          596,800 $    8,661,062
--------------------------------------------------------------------------------

Italy-0.52%
Telecom Italia Mobile S.p.A. (Wireless
 Telecommunication Services)                              348,700      1,623,106
--------------------------------------------------------------------------------

Mexico-0.99%
America Movil S.A. de C.V.-ADR (Wireless
 Telecommunication Services)                              132,700      3,066,697
--------------------------------------------------------------------------------

New Zealand-0.54%
Telecom Corp. of New Zealand Ltd. (Integrated
 Telecommunication Services)                              545,700      1,676,394
--------------------------------------------------------------------------------

Portugal-1.69%
Portugal Telecom, SGPS, S.A.-ADR (Integrated
 Telecommunication Services)                              669,300      5,267,391
--------------------------------------------------------------------------------

South Korea-1.72%
Samsung Electronics Co., Ltd.-GDR REGS
 (Electronic Equipment Manufacturers)
 (Acquired 10/21/02-08/15/03; Cost $3,100,864) (b)         23,500      4,012,625
--------------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
 Telecommunication Services)                               74,500      1,329,080
--------------------------------------------------------------------------------
                                                                       5,341,705
--------------------------------------------------------------------------------

Spain-0.91%
Telefonica, S.A. (Integrated Telecommunication
 Services)                                                239,700      2,835,489
--------------------------------------------------------------------------------

Sweden-1.50%
Ericsson (LM) Telefonaktiebolaget-ADR
 (Communications Equipment) (a)                           317,400      4,659,432
--------------------------------------------------------------------------------

United Kingdom-4.65%
Amdocs Ltd. (Application Software) (a)                    113,400      2,131,920
--------------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
 Telecommunication Services)                              609,971     12,351,913
--------------------------------------------------------------------------------
                                                                      14,483,833
--------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests
     (Cost $63,226,594)                                               78,839,770
--------------------------------------------------------------------------------

                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
 -----------------------------------------------------------------------------
 CORPORATE NOTES-0.06%

 Communications Equipment-0.06%
  Kestrel Solutions, Sub. Notes, 5.50%, 07/15/05
  (Acquired 07/20/00; Cost $2,500,000) (b)(c)(f)   $   2,500,000 $     200,000
 -----------------------------------------------------------------------------

                                 NUMBER OF EXERCISE EXPIRATION
                                 CONTRACTS  PRICE      DATE
     PUT OPTIONS
      PURCHASED-0.09%
     eBay Inc. (Internet Retail)     336    $52.5     Oct-03        48,720
     ---------------------------------------------------------------------
     Juniper Networks, Inc.
      (Communications
      Equipment)                   1,528     12.5     Oct-03        30,560
     ---------------------------------------------------------------------
     NASDAQ-100 Trust, Series 1    2,564       27     Oct-03        12,820
     ---------------------------------------------------------------------
     NASDAQ-100 Trust, Series 1    1,455       33     Oct-03       178,237
     ---------------------------------------------------------------------
         Total Put Options
          Purchased
          (Cost $588,275)                                          270,337
     ---------------------------------------------------------------------

                                                      SHARES
  MONEY MARKET FUNDS-0.83%
  INVESCO Treasurer's Series Money Market Reserve
   Fund (Cost $2,591,245) (g)                         2,591,245     2,591,245
  ----------------------------------------------------------------------------
  TOTAL INVESTMENTS-98.34% (excluding
   investments purchased with cash collateral from
   securities loaned) (Cost $272,416,130)                         306,079,783
  ----------------------------------------------------------------------------
  INVESTMENTS PURCHASED WITH
   CASH COLLATERAL FROM
   SECURITIES LOANED

  Money Market Funds-2.83%
  INVESCO Treasurer's Series Money Market
   Reserve Fund (g)(h)                                8,800,132     8,800,132
  ----------------------------------------------------------------------------
      Total Money Market Funds (purchased with
       cash collateral from securities loaned)
       (Cost $8,800,132)                                            8,800,132
  ----------------------------------------------------------------------------
  TOTAL INVESTMENTS-101.17%
   (Cost $281,216,262)                                            314,879,915
  ----------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-(1.17%)                            (3,635,867)
  ----------------------------------------------------------------------------
  NET ASSETS-100.00%                                             $311,244,048
  ----------------------------------------------------------------------------

Investment Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
HOLDRS- Holding Company Receipts
Pfd. - Preferred
REGS - Regulation S
Sub.   -Subordinated

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $9,536,185, which represented 3.06% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) A portion of this security is subject to call options written. See Note 1 section H and Note 7.
(e) The Fund has a remaining commitment of $9,250,000 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(f) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)

ASSETS:
Investments, at market value (cost $269,824,885)*                  $   303,488,538
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $11,391,377)         11,391,377
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       7,427,978
-----------------------------------------------------------------------------------
  Capital stock sold                                                       201,219
-----------------------------------------------------------------------------------
  Dividends                                                                170,839
-----------------------------------------------------------------------------------
  Expense reimbursements (Note 2)                                          305,288
-----------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                   81,272
-----------------------------------------------------------------------------------
Other assets                                                                 1,060
-----------------------------------------------------------------------------------
    Total assets                                                       323,067,571
-----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                  1,084,627
-----------------------------------------------------------------------------------
  Capital stock reacquired                                               1,245,105
-----------------------------------------------------------------------------------
  Amount due custodian bank                                                 26,223
-----------------------------------------------------------------------------------
  Options written (premiums received $177,300)                              98,700
-----------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                99,268
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            8,800,132
-----------------------------------------------------------------------------------
Accrued distribution fees                                                   67,609
-----------------------------------------------------------------------------------
Accrued directors' fees                                                      4,175
-----------------------------------------------------------------------------------
Accrued operating expenses                                                 397,684
-----------------------------------------------------------------------------------
    Total liabilities                                                   11,823,523
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $   311,244,048
-----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                         $ 1,928,542,269
-----------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (1,284,221)
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities,
 foreign currencies and option contracts                            (1,649,834,633)
-----------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
   currencies and option contracts                                      33,820,633
-----------------------------------------------------------------------------------
                                                                   $   311,244,048
-----------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $    449,236
          ------------------------------------------------------------
          Class B                                         $     65,551
          ------------------------------------------------------------
          Class C                                         $  2,522,249
          ------------------------------------------------------------
          Class K                                         $  1,069,532
          ------------------------------------------------------------
          Investor Class                                  $307,137,480
          ------------------------------------------------------------

          CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
          Class A:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                         46,613
          ------------------------------------------------------------
          Class B:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                          6,861
          ------------------------------------------------------------
          Class C:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                        269,432
          ------------------------------------------------------------
          Class K:
            Authorized                                     200,000,000
          ------------------------------------------------------------
            Outstanding                                        111,396
          ------------------------------------------------------------
          Investor Class:
            Authorized                                     300,000,000
          ------------------------------------------------------------
            Outstanding                                     31,713,499
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $       9.64
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $9.64 / 94.50%)         $      10.20
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $       9.55
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $       9.36
          ------------------------------------------------------------
          Class K:
            Net asset value and offering price per share  $       9.60
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $       9.68
          ------------------------------------------------------------

* At September 30, 2003, securities with an aggregate market value of $8,338,654 were on loan to brokers.

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $45,162)                                                    $ 1,357,437
---------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                                  12,910
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                                      94,893
---------------------------------------------------------------------------------------------------------------------
Securities lending                                                                                            47,481
---------------------------------------------------------------------------------------------------------------------
    Total investment income                                                                                1,512,721
---------------------------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                                              1,021,359
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                  75,709
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                43,281
---------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                                        898
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                        280
---------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                     15,864
---------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                      3,280
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                             386,331
---------------------------------------------------------------------------------------------------------------------
Transfer agent fees:
  Class A                                                                                                      4,440
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                        225
---------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                     54,697
---------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                      7,925
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                           2,359,407
---------------------------------------------------------------------------------------------------------------------
Printing and postage fees                                                                                    502,820
---------------------------------------------------------------------------------------------------------------------
Directors' fees                                                                                               12,194
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         97,282
---------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                                         4,585,992
---------------------------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                                  (1,855,428)
---------------------------------------------------------------------------------------------------------------------
    Net expenses                                                                                           2,730,564
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                              (1,217,843)
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:
Net realized gain (loss) from:
  Investment securities                                                                                    5,968,070
---------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                          (2,247)
---------------------------------------------------------------------------------------------------------------------
  Option contracts written                                                                                   789,591
---------------------------------------------------------------------------------------------------------------------
                                                                                                           6,755,414
---------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                                   54,906,627
---------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                        (444,103)
---------------------------------------------------------------------------------------------------------------------
  Option contracts written                                                                                    11,369
---------------------------------------------------------------------------------------------------------------------
                                                                                                          54,473,893
---------------------------------------------------------------------------------------------------------------------
Net gain from investment securities, foreign currencies and option contracts                              61,229,307
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                     $60,011,464
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                                                                           SEPTEMBER 30,
                                                                                                               2003
-------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                             $ (1,217,843)
-------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities, foreign currencies and option contracts                6,755,414
-------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities, foreign currencies and option contracts    54,473,893
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                          60,011,464
-------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                        20,525
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                        40,232
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                      (326,656)
-------------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                       173,911
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                            (26,818,056)
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                                 (26,910,044)
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                    33,101,420
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                       278,142,628
-------------------------------------------------------------------------------------------------------------------------
  End of period                                                                                            $311,244,048
-------------------------------------------------------------------------------------------------------------------------

                                                                                                             MARCH 31,
                                                                                                               2003
-------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                             $  (1,755,062)
-------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities, foreign currencies and option contracts              (397,721,104)
-------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities, foreign currencies and option contracts    209,605,999
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                         (189,870,167)
-------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                        704,693
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                         20,372
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                     (6,211,658)
-------------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                        132,313
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                            (111,857,433)
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                                 (117,211,713)
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                   (307,081,880)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                        585,224,508
-------------------------------------------------------------------------------------------------------------------------
  End of period                                                                                            $ 278,142,628
-------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Telecommunications Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to achieve capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
J. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                     AVERAGE NET ASSETS               RATE
                     --------------------------------------
                     First $500 million               0.65%
                     --------------------------------------
                     From $500 million to $1 billion  0.55%
                     --------------------------------------
                     From $1 billion to $2 billion    0.45%
                     --------------------------------------
                     From $2 billion to $4 billion    0.45%
                     --------------------------------------
                     From $4 billion to $6 billion    0.40%
                     --------------------------------------
                     From $6 billion to $8 billion   0.375%
                     --------------------------------------
                     Over $8 billion                  0.35%
                     --------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any ) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any ) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Investor Class shares to 1.85%, 2.50%, 2.50%, 1.95% and 1.75%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $4,308, $166, $42,732, $7,179 and $1,732,347 for Class A,
Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $6,044, $7,355, $14,721, $2,257 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $0, $335, $58,829, $5,605 and $2,177,742, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $10,352, $8,254, $87,822, $11,853 and $2,570,560, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $75,709 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,862,970 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund's average daily net assets of Class K shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $393, $155, $7,273, $1,167 and $200,096, respectively. Prior to July 1, 2003, INVESCO
Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $505, $125, $8,591, $2,113 and $186,235, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $542 in front-end sales commissions from the sale of Class A shares and $0, $21, $139 and $0 for Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $92 in front-end sales commissions from the sale of Class A shares and $0, $24, $107 and $0 for Class A, Class B, Class C and Class K shares, respectively, from CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees and expenses of $1,091 for temporarily uninvested cash and security brokerage transactions of $37,228 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $38,319.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
  At September 30, 2003, securities with an aggregate value of $8,338,654 were on loan to brokers. The loans were secured by cash collateral of $8,800,132 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended September 30, 2003, the Fund received fees of $47,481 for securities lending.

NOTE 6--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $20,077 with a weighted average interest rate of 1.49% and incurred interest expense of $150.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

NOTE 7--CALL OPTION CONTRACTS

                         TRANSACTIONS DURING THE PERIOD
                    -----------------------------------------
                                        CALL OPTION CONTRACTS
                                        -------------------
                                        NUMBER OF   PREMIUMS
                                        CONTRACTS   RECEIVED
                    -----------------------------------------
                    Beginning of period    1,511   $ 297,659
                    -----------------------------------------
                    Written               16,189     943,021
                    -----------------------------------------
                    Closed               (13,423)   (992,043)
                    -----------------------------------------
                    Exercised               (503)    (12,071)
                    -----------------------------------------
                    Expired               (1,910)    (59,266)
                    -----------------------------------------
                    End of period          1,864   $ 177,300
                    -----------------------------------------

                    OPEN CALL OPTIONS WRITTEN AT PERIOD END
   -------------------------------------------------------------------------
                                                  SEPTEMBER 30,
               CONTRACT STRIKE NUMBER OF PREMIUMS     2003       UNREALIZED
   ISSUE        MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE  APPRECIATION
   -------------------------------------------------------------------------
   eBay Inc.   Oct.-03  $57.5      336   $ 50,482    $18,480      $32,002
   -------------------------------------------------------------------------
   Juniper
     Networks,
    Inc.       Jan.-04     20    1,528    126,818     80,220       46,598
   -------------------------------------------------------------------------
                                 1,864   $177,300    $98,700      $78,600
   -------------------------------------------------------------------------

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                 EXPIRATION                       CARRYFORWARD
                 ----------------------------------------------
                 March 31, 2009                  $  143,489,090
                 ----------------------------------------------
                 March 31, 2010                     759,586,704
                 ----------------------------------------------
                 March 31, 2011                     719,327,435
                 ----------------------------------------------
                 Total capital loss carryforward $1,622,403,229
                 ----------------------------------------------

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $138,719,672 and $151,388,541, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $ 50,278,400
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (21,056,235)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 29,222,165
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $285,657,750.

NOTE 10--CAPITAL STOCK

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                         CHANGES IN SHARES OUTSTANDING
   --------------------------------------------------------------------------
                         SIX MONTHS ENDED                YEAR ENDED
                           SEPTEMBER 30,                 MARCH 31,
                               2003                         2003
                     ------------------------  -----------------------------
                       SHARES       AMOUNT        SHARES          AMOUNT
   --------------------------------------------------------------------------
   Sold:
     Class A            160,364  $  1,349,593     1,088,209  $     9,330,840
   --------------------------------------------------------------------------
     Class B              5,198        43,520         2,489           24,155
   --------------------------------------------------------------------------
     Class C          4,021,744    34,122,075     5,665,489       47,707,611
   --------------------------------------------------------------------------
     Class K            452,468     4,183,359        70,829          632,772
   --------------------------------------------------------------------------
     Investor Class   6,892,581    62,696,009   104,306,735      921,394,710
   --------------------------------------------------------------------------
   Reacquired:
     Class A           (154,849)   (1,329,068)   (1,047,111)      (8,626,147)
   --------------------------------------------------------------------------
     Class B               (348)       (3,288)         (478)          (3,783)
   --------------------------------------------------------------------------
     Class C         (4,035,706)  (34,448,731)   (6,240,763)     (53,919,269)
   --------------------------------------------------------------------------
     Class K           (425,417)   (4,009,448)      (56,707)        (500,459)
   --------------------------------------------------------------------------
     Investor Class  (9,737,653)  (89,514,065) (116,174,811)  (1,033,252,143)
   --------------------------------------------------------------------------
                     (2,821,618) $(26,910,044)  (12,386,119) $  (117,211,713)
   --------------------------------------------------------------------------

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    TRANSFER AGENT
                                                            (effective 10-01-03)
Jack M. Fields       Gary T. Crum                           AIM Investment Services, Inc.
                     Senior Vice President                  P.O. Box 4739
Carl Frischling                                             Houston, TX 77210-4739
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           CUSTODIAN
                                                            State Street Bank and Trust Company
Gerald J. Lewis      Ronald L. Grooms                       225 Franklin Street
                     Vice President and Assistant Treasurer Boston, MA 02110
Prema Mathai-Davis
                     Robert G. Alley                        COUNSEL TO THE FUND
Lewis F. Pennock     Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Ruth H. Quigley      Stuart W. Coco                         Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
Louis S. Sklar                                              Philadelphia, PA 19103-7599
                     Melville B. Cox
Larry Soll           Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
Mark H. Williamson   Karen Dunn Kelley                      Kramer, Levin, Naftalis & Frankel LLP
                     Vice President                         919 Third Avenue
                                                            New York, NY 10022
                     Edgar M. Larsen
                     Vice President                         DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

     Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

     International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

     Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

     Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

 1 Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2 AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3 Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
 4 Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

     For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                          AIMinvestments.com         I-TEL-SAR-1

                                        Your goals Our solutions--Servicemark--
                                       [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                        --Servicemark--

                                                         INVESCO Utilities Fund

                                                             September 30, 2003

                                                                     Semiannual
                                                         Report to Shareholders

                         INVESCO Utilities Fund seeks capital growth and income.

                                        Your goals Our solutions --Servicemark--
                                          [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

Not FDIC Insured | May lose value | No bank guarantee

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

PORTFOLIO COMPOSITION BY INDUSTRY


[CHART APPEARS HERE]



                    TOTAL NUMBER OF HOLDINGS*      36
                    ---------------------------------------
                    TOTAL NET ASSETS          $77.2 million
                    ---------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Including sales charges

                         CLASS A SHARES
                         -----------------------------
                         Inception (3/28/02)   -10.53%
                         -----------------------------
                         1 Year                 11.15
                         -----------------------------

                         CLASS B SHARES
                         -----------------------------
                         Inception (3/28/02)   -10.18%
                         -----------------------------
                         1 Year                 11.73
                         -----------------------------

                         CLASS C SHARES
                         -----------------------------
                         Inception (2/14/00)   -17.25%
                         -----------------------------
                         1 Year                 15.12
                         -----------------------------

                         INVESTOR CLASS SHARES
                         -----------------------------
                         Inception (6/2/86)      7.08%
                         -----------------------------
                         10 Years                2.96
                         -----------------------------
                         5 Years                -4.25
                         -----------------------------
                         1 Year                 17.61
                         -----------------------------

  Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

FUND VS. INDEX
--------------------------------------------------------------------------------
Total returns 3/31/03-9/30/03
excluding sales charges

                          ----------------------------
                          Class A Shares        13.31%
                          ----------------------------
                          Class B Shares        12.93
                          ----------------------------
                          Class C Shares        12.76
                          ----------------------------
                          Investor Class Shares 13.36
                          ----------------------------
                          S&P 500 Index         18.44
                          ----------------------------

Source: Lipper, Inc.


                 TOP 10 EQUITY HOLDINGS*
                 ---------------------------------------------
                 1. Exelon Corp.                          5.1%
                 ---------------------------------------------
                 2. Cinergy Corp.                         4.8
                 ---------------------------------------------
                 3. Entergy Corp.                         4.8
                 ---------------------------------------------
                 4. SCANA Corp.                           4.7
                 ---------------------------------------------
                 5. Dominion Resources, Inc.              4.6
                 ---------------------------------------------
                 6. FPL Group, Inc.                       4.6
                 ---------------------------------------------
                 7. Consolidated Edison, Inc.             4.6
                 ---------------------------------------------
                 8. Energy East Corp.                     4.5
                 ---------------------------------------------
                 9. Progress Energy, Inc.                 4.2
                 ---------------------------------------------
                 10. Public Service Enterprise Group Inc. 4.0
                 ---------------------------------------------


                            TOP COUNTRIES*
                            -----------------------
                            1. U.S.A.         93.4%
                            -----------------------
                            2. Spain           1.5
                            -----------------------
                            3. Italy           1.0
                            -----------------------
                            4. United Kingdom  1.0
                            -----------------------

*Excluding money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

[_] Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

[_] Effective November 30, 2003, after the close of the reporting period, John
S. Segner became the manager of the fund.

[_] INVESCO Utilities Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

[_] Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

[_] When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
(CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

[_] Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

[_] Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

[_] Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

[_] International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

[_] Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

[_] Portfolio turnover is greater than most funds, which may affect performance.

[_] The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

[_] In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

[_] The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R)) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

[_] A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:
Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund's board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund's shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund's investments.
  It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund's prospectus. We're excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you'll find a report on the fund's performance during the reporting period.
  While these are some key steps we've taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.
  As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
  We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps - implemented new policies and strengthened existing ones - to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.
  We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Utilities Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
November 10, 2003

                             We have never permitted
                         late trading in fund shares and
                           support actions that can be
                         taken to strengthen protection
                          of funds against late trading
                               by intermediaries.

                                Robert H. Graham

[PHOTO OF ROBERT H. GRAHAM APPEARS HERE]

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Utilities Fund for the six months ended September 30, 2003. As you can see, we've redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.
  For starters, we've decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers' commentary in the usual longer format.
  We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you'll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you'll find current manager commentary, quarterly updates, as well as the most recent performance data.
  And don't forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

YOUR FUND
INVESCO Utilities Fund had positive results for the six months ended September 30, 2003, with the fund's Investor Class shares returning 13.36%. (See table on the inside front cover for other share classes' performance.)
  Due to the fund's investment approach, which focuses on the more traditional utility stocks, the fund's performance trailed that of the broad market as measured by the S&P 500 Index.
  During the second quarter of 2003, positive contributions to fund performance came from some of the regional Bell operating companies, including BellSouth and SBC Communications, as well as PPL Corp. and some other electric utilities.
  During the third quarter, gas utilities and multi-utility holdings contributed positively to the fund, while integrated telecommunications and electric utilities holdings hampered performance. The fund also did not profit from a rebound among some of the more aggressive wireless stocks during the quarter. Portfolio Manager Jeffrey G. Morris considers many such stocks unsuitable candidates for the fund because they do not exhibit the characteristics of traditional utilities, including stable cash flows and the payment of dividends.
  Among the holdings that contributed the most to the fund for the six-month period as a whole was electric utility Exelon, which benefited from a solid second-quarter earnings release and an affirmation that full-year earnings should come in closer to the high end of original estimates. Other top contributors were multi-utility Energy East Corp., telecommunications service provider CenturyTel, and electric utility PPL Corp. Detractors from performance included DTE Energy and telecommunication services providers AT&T and Verizon.
  Mr. Morris began adding exposure to overseas utilities companies, using the same investment criteria as applied to domestic utilities, focusing on companies with solid balance sheets, competitive dividend yields, and solid earnings power. The international utilities companies increase the investable universe of the fund and add diversity across regulatory environments. During the third quarter, Mr. Morris added a number of electric utility positions in Spain, Italy and the United Kingdom, and will continue to look abroad for attractive opportunities.

YOUR GOALS. OUR SOLUTIONS.
We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

/s/ Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.
September 30, 2003


[PHOTO]         Portfolio Manager Jeffrey G. Morris
                 began adding exposure to overseas
                utilities companies, using the same
                 investment criteria as applied to
                       domestic utilities.

                         Ray Cunningham

FINANCIALS

Schedule of Investments
September 30, 2003
(Unaudited)


                                                            MARKET
                                                 SHARES     VALUE
           ----------------------------------------------------------
           COMMON STOCKS-96.90%

           Diversified Metals & Mining-1.05%
           Peabody Energy Corp.                   25,900 $    812,483
           ----------------------------------------------------------

           Electric Utilities-66.65%
           Ameren Corp.                           67,900    2,913,589
           ----------------------------------------------------------
           American Electric Power Co., Inc.      42,600    1,278,000
           ----------------------------------------------------------
           Cinergy Corp.                         101,800    3,736,060
           ----------------------------------------------------------
           Consolidated Edison, Inc.              86,200    3,513,512
           ----------------------------------------------------------
           Dominion Resources, Inc.               57,200    3,540,680
           ----------------------------------------------------------
           DPL Inc.                               70,400    1,207,360
           ----------------------------------------------------------
           DTE Energy Co.                         20,900      771,001
           ----------------------------------------------------------
           Enel S.p.A. (Italy)                   128,500      800,509
           ----------------------------------------------------------
           Entergy Corp.                          68,400    3,703,860
           ----------------------------------------------------------
           Exelon Corp.                           61,675    3,916,363
           ----------------------------------------------------------
           FirstEnergy Corp.                      39,500    1,260,050
           ----------------------------------------------------------
           FPL Group, Inc.                        55,600    3,513,920
           ----------------------------------------------------------
           Iberdrola S.A. (Spain)                 46,600      785,554
           ----------------------------------------------------------
           Pinnacle West Capital Corp.            63,300    2,247,150
           ----------------------------------------------------------
           PNM Resources Inc.                     38,500    1,079,540
           ----------------------------------------------------------
           PPL Corp.                              67,000    2,743,650
           ----------------------------------------------------------
           Progress Energy, Inc.                  72,600    3,227,796
           ----------------------------------------------------------
           Public Service Enterprise Group Inc.   73,800    3,099,600
           ----------------------------------------------------------
           Puget Energy, Inc.                    112,500    2,523,375
           ----------------------------------------------------------
           Red Electrica de Espana (Spain)        30,800      407,820
           ----------------------------------------------------------
           Southern Co. (The)                    102,300    2,999,436
           ----------------------------------------------------------
           Wisconsin Energy Corp.                 26,700      816,219
           ----------------------------------------------------------
           Xcel Energy, Inc.                      89,000    1,376,830
           ----------------------------------------------------------
                                                           51,461,874
           ----------------------------------------------------------

           Gas Utilities-7.67%
           KeySpan Corp.                          62,100    2,178,468
           ----------------------------------------------------------
           Kinder Morgan Management, LLC (a)      58,102    2,217,753
           ----------------------------------------------------------

See Notes to Financial Statements.

                                                                  MARKET
                                                      SHARES      VALUE
     ----------------------------------------------------------------------

     Gas Utilities-(Continued)
     NiSource Inc.                                      63,400 $ 1,266,732
     ----------------------------------------------------------------------
     Sempra Energy                                       8,900     261,304
     ----------------------------------------------------------------------
                                                                 5,924,257
     ----------------------------------------------------------------------

     Integrated Telecommunication
      Services-8.74%
     BellSouth Corp.                                    88,500   2,095,680
     ----------------------------------------------------------------------
     CenturyTel, Inc.                                   28,700     972,643
     ----------------------------------------------------------------------
     SBC Communications Inc.                            65,912   1,466,542
     ----------------------------------------------------------------------
     Verizon Communications Inc.                        68,096   2,209,034
     ----------------------------------------------------------------------
                                                                 6,743,899
     ----------------------------------------------------------------------

     Multi-Utilities & Unregulated
      Power-10.18%
     Energy East Corp.                                 155,200   3,481,136
     ----------------------------------------------------------------------
     National Grid Transco PLC (United Kingdom)        122,000     782,643
     ----------------------------------------------------------------------
     SCANA Corp.                                       105,100   3,599,675
     ----------------------------------------------------------------------
                                                                 7,863,454
     ----------------------------------------------------------------------

     Water Utilities-2.61%
     Philadelphia Suburban Corp.                        83,700   2,015,496
     ----------------------------------------------------------------------
         Total Common Stocks
          (Cost $68,390,313)                                    74,821,463
     ----------------------------------------------------------------------

     MONEY MARKET FUNDS-3.10%
     INVESCO Treasurer's Series Money Market Reserve
      Fund (Cost $2,397,581) (b)                     2,397,581   2,397,581
     ----------------------------------------------------------------------
     TOTAL INVESTMENTS-100.00% (Cost $70,787,894)               77,219,044
     ----------------------------------------------------------------------
     OTHER ASSETS LESS LIABILITIES-(0.00%)                          (3,478)
     ----------------------------------------------------------------------
     NET ASSETS-100.00%                                        $77,215,566
     ----------------------------------------------------------------------

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

Statement of Assets and Liabilities
September 30, 2003
(Unaudited)

ASSETS:
Investments, at market value (cost $68,390,313)                       $ 74,821,463
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $2,397,581)           2,397,581
-----------------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                                        26,033
-----------------------------------------------------------------------------------
  Dividends                                                                 77,380
-----------------------------------------------------------------------------------
  Expense reimbursements (Note 2)                                           34,536
-----------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                   18,527
-----------------------------------------------------------------------------------
Other assets                                                                36,155
-----------------------------------------------------------------------------------
    Total assets                                                        77,411,675
-----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Capital stock reacquired                                                  99,875
-----------------------------------------------------------------------------------
  Dividends                                                                 28,383
-----------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                23,937
-----------------------------------------------------------------------------------
Accrued distribution fees                                                   16,119
-----------------------------------------------------------------------------------
Accrued directors' fees                                                      2,085
-----------------------------------------------------------------------------------
Accrued operating expenses                                                  25,710
-----------------------------------------------------------------------------------
    Total liabilities                                                      196,109
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $ 77,215,566
-----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Capital (par value and additional paid-in)                            $110,934,571
-----------------------------------------------------------------------------------
Undistributed net investment income                                        (12,471)
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                    (40,137,684)
-----------------------------------------------------------------------------------
Unrealized appreciation of investment securities                         6,431,150
-----------------------------------------------------------------------------------
                                                                      $ 77,215,566
-----------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $    899,728
          ------------------------------------------------------------
          Class B                                         $    215,492
          ------------------------------------------------------------
          Class C                                         $    778,532
          ------------------------------------------------------------
          Investor Class                                  $ 75,321,814
          ------------------------------------------------------------

          CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
          Class A:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                         98,973
          ------------------------------------------------------------
          Class B:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                         23,648
          ------------------------------------------------------------
          Class C:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                         84,753
          ------------------------------------------------------------
          Investor Class:
            Authorized                                     100,000,000
          ------------------------------------------------------------
            Outstanding                                      8,218,448
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $       9.09
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $9.09 / 94.50%)         $       9.62
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $       9.11
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $       9.19
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $       9.16
          ------------------------------------------------------------

See Notes to Financial Statements.

Statement of Operations
For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $239)                                     $1,583,421
--------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                4,974
--------------------------------------------------------------------------------------------------
Interest                                                                                   16,021
--------------------------------------------------------------------------------------------------
    Total investment income                                                             1,604,416
--------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                             292,299
--------------------------------------------------------------------------------------------------
Administrative services fees                                                               22,538
--------------------------------------------------------------------------------------------------
Custodian fees                                                                              6,165
--------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                     974
--------------------------------------------------------------------------------------------------
  Class B                                                                                   1,053
--------------------------------------------------------------------------------------------------
  Class C                                                                                   4,553
--------------------------------------------------------------------------------------------------
  Investor Class                                                                           95,195
--------------------------------------------------------------------------------------------------
Transfer agent fees:
  Class A                                                                                   1,434
--------------------------------------------------------------------------------------------------
  Class B                                                                                     285
--------------------------------------------------------------------------------------------------
  Class C                                                                                   7,109
--------------------------------------------------------------------------------------------------
  Investor Class                                                                          286,391
--------------------------------------------------------------------------------------------------
Printing and postage fees                                                                  48,881
--------------------------------------------------------------------------------------------------
Directors' fees                                                                             5,678
--------------------------------------------------------------------------------------------------
Other                                                                                      44,713
--------------------------------------------------------------------------------------------------
    Total expenses                                                                        817,268
--------------------------------------------------------------------------------------------------
Less:Expenses reimbursed and expense offset arrangements                                 (305,673)
--------------------------------------------------------------------------------------------------
    Net expenses                                                                          511,595
--------------------------------------------------------------------------------------------------
Net investment income                                                                   1,092,821
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                                                                   387,292
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (44,305)
--------------------------------------------------------------------------------------------------
                                                                                          342,987
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities                          8,260,794
--------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                              8,603,781
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $9,696,602
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statement of Changes in Net Assets
For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                                                 SEPTEMBER 30,   MARCH 31,
                                                                                     2003          2003
------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                           $ 1,092,821  $  2,325,357
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and foreign currencies          342,987   (13,056,963)
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities     8,260,794   (13,674,867)
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                 9,696,602   (24,406,473)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                             (10,519)      (16,410)
------------------------------------------------------------------------------------------------------------
  Class B                                                                              (2,224)       (4,725)
------------------------------------------------------------------------------------------------------------
  Class C                                                                              (6,473)       (9,547)
------------------------------------------------------------------------------------------------------------
  Investor Class                                                                   (1,042,163)   (2,288,373)
------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                            (1,061,379)   (2,319,055)
------------------------------------------------------------------------------------------------------------
Share transactions - net:
  Class A                                                                             395,535       571,066
------------------------------------------------------------------------------------------------------------
  Class B                                                                                 285       230,627
------------------------------------------------------------------------------------------------------------
  Class C                                                                             (49,746)     (856,635)
------------------------------------------------------------------------------------------------------------
  Investor Class                                                                   (5,823,822)  (25,538,194)
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions        (5,477,748)  (25,593,136)
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                           3,157,475   (52,318,664)
------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                              74,058,091   126,376,755
------------------------------------------------------------------------------------------------------------
  End of period                                                                   $77,215,566  $ 74,058,091
------------------------------------------------------------------------------------------------------------

Notes to Financial Statements
September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

INVESCO Utilities Fund (the "Fund") is a series portfolio of INVESCO Sector Funds, Inc. (the "Company"). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to achieve capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. EXPENSES -- Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG") to serve as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Investor Class shares to 1.40%, 2.05%, 2.05% and 1.30%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $1,360, $241, $5,560 and $268,276 for Class A, Class B, Class C and Investor Class, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $2,783, $3,117, $5,142 and $18,946 for Class A, Class B, Class C and Investor Class, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C and Investor Class shares were $194, $193, $8,671 and $306,332, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C and Investor Class shares were $5,045, $4,108, $15,792 and $423,889, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.
  The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $22,538 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $213,976 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the Fund's average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $499, $534, $1,936 and $47,109, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C and Investor Class shares paid IDI $475, $519, $2,617 and $48,086, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $875 in front-end sales commissions from the sale of Class A shares and $0, $0 and $100 for Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $292 in front-end sales commissions from the sale of Class A shares and $0, $0 and $80 for Class A, Class B and Class C shares, respectively, from CDSC imposed upon redemptions by shareholders.
  Certain of the Fund's officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $248 under an agreement with the Custodian, which resulted in a reduction of the Fund's total expenses of $248.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6--BORROWINGS

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $19,639 with a weighted average interest rate of 1.18% and interest expense of $116.
  The Fund has available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a committment fee of 0.10% on the unused balance of the committed line. During the six months ended September 30, 2003, the Fund did not borrow under the LOC. The LOC expires December 3, 2003.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                  EXPIRATION                      CARRYFORWARD
                  --------------------------------------------
                  March 31, 2010                  $ 9,229,988
                  --------------------------------------------
                  March 31, 2011                   28,288,410
                  --------------------------------------------
                  Total capital loss carryforward $37,518,398
                  --------------------------------------------

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $21,232,529 and $26,761,522, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
   -------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $ 7,855,425
   -------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (1,676,410)
   -------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 6,179,015
   -------------------------------------------------------------------------

Cost of investments for tax purposes is $71,040,029.

NOTE 9--CAPITAL STOCK

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED              YEAR ENDED
                                        SEPTEMBER 30, 2003           MARCH 31, 2003
                                     ------------------------  --------------------------
                                       SHARES       AMOUNT        SHARES        AMOUNT
                                     ----------  ------------  -----------  -------------
Sold:
  Class A                                75,915  $    679,077      282,591  $   2,519,233
------------------------------------------------------------------------------------------
  Class B                                   114         1,047       27,752        263,926
------------------------------------------------------------------------------------------
  Class C                               683,395     6,078,908    1,261,896     11,010,192
------------------------------------------------------------------------------------------
  Investor Class                      3,097,912    27,917,593   12,818,438    110,818,499
------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                 1,076         9,862        1,448         12,275
------------------------------------------------------------------------------------------
  Class B                                   148         1,368          172          1,446
------------------------------------------------------------------------------------------
  Class C                                   648         5,994        1,058          9,205
------------------------------------------------------------------------------------------
  Investor Class                        106,196       982,293      254,574      2,165,716
------------------------------------------------------------------------------------------
Reacquired:
  Class A                               (33,328)     (293,404)    (228,729)    (1,960,442)
------------------------------------------------------------------------------------------
  Class B                                  (243)       (2,130)      (4,295)       (34,745)
------------------------------------------------------------------------------------------
  Class C                              (680,459)   (6,134,648)  (1,350,991)   (11,876,032)
------------------------------------------------------------------------------------------
  Investor Class                     (3,866,974)  (34,723,708) (15,880,668)  (138,522,409)
------------------------------------------------------------------------------------------
                                       (615,600) $ (5,477,748)  (2,816,754) $ (25,593,136)
------------------------------------------------------------------------------------------

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                                   ------------------------
                                                                    SIX MONTHS
                                                                       ENDED       YEAR ENDED
                                                                   SEPTEMBER 30,   MARCH 31,
                                                                       2003           2003
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 8.13        $ 10.66
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.12 (a)       0.16
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       0.96          (2.40)
---------------------------------------------------------------------------------------------
    Total from investment operations                                    1.08          (2.24)
---------------------------------------------------------------------------------------------
Less distributions from net investment income                          (0.12)         (0.29)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 9.09        $  8.13
---------------------------------------------------------------------------------------------
Total return (b)                                                       13.31%        (21.05)%
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  900        $   450
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           1.40% (c)      1.41%
---------------------------------------------------------------------------------------------
  Without expense reimbursements                                        2.64% (c)      1.74%
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                    2.72% (c)      2.79%
---------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               28%            64%
---------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $669,409.
 (d) Not annualized for periods less than one year.

                                                                            CLASS B
                                                                   ------------------------
                                                                    SIX MONTHS
                                                                       ENDED       YEAR ENDED
                                                                   SEPTEMBER 30,   MARCH 31,
                                                                       2003           2003
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 8.15        $ 10.66
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.09 (a)       0.13
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       0.96          (2.43)
---------------------------------------------------------------------------------------------
    Total from investment operations                                    1.05          (2.30)
---------------------------------------------------------------------------------------------
Less distributions from net investment income                          (0.09)         (0.21)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 9.11        $  8.15
---------------------------------------------------------------------------------------------
Total return (b)                                                       12.93%        (21.67)%
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  215        $   193
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.05% (c)      2.14%
---------------------------------------------------------------------------------------------
  Without expense reimbursements                                        5.24% (c)      2.69%
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                    2.07% (c)      1.84%
---------------------------------------------------------------------------------------------
Portfolio turnover rate (d)                                               28%            64%
---------------------------------------------------------------------------------------------

 (a) Calculating using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $210,616.
 (d) Not annualized for periods less than one year.

                                                                                                 CLASS C
                                                                   -------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED             YEAR ENDED MARCH 31,
                                                                   SEPTEMBER 30,   ---------------------------
                                                                       2003          2003      2002        2001
--------------------------------------------------------------------               ----------------------------------
Net asset value, beginning of period                                  $ 8.22       $ 10.63   $ 16.08   $ 20.40
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          0.09 (a)      0.15      0.03     (0.00) (a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       0.96         (2.47)    (5.48)    (3.22)
---------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.05         (2.32)    (5.45)    (3.22)
---------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                 (0.08)        (0.09)    (0.00)    (0.10)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                   --            --        --     (1.00)
---------------------------------------------------------------------------------------------------------------------
    Total distributions                                                (0.08)        (0.09)    (0.00)    (1.10)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 9.19       $  8.22   $ 10.63   $ 16.08
---------------------------------------------------------------------------------------------------------------------
Total return (b)                                                       12.76%       (21.85)%  (33.87)%  (15.83)%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  779       $   667   $ 1,799   $ 3,579
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                           2.05% (c)     2.05%     2.04%     2.07%
---------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                        4.40 (c)      3.70%     2.45%     2.11%
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             2.07% (c)     1.75%     0.32%    (0.02)%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                               28%           64%       56%       49%
---------------------------------------------------------------------------------------------------------------------

                                                                   ------------
                                                                   FEBRUARY 14, 2000
                                                                      (DATE SALES
                                                                     COMMENCED) TO
                                                                       MARCH 31,
-------------------------------------------------------------------
Net asset value, beginning of period                                    $19.91
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.01)
-------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         0.52
-------------------------------------------------------------------------------------
    Total from investment operations                                      0.51
-------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                   (0.02)
-------------------------------------------------------------------------------------
  Distributions from net realized gains                                     --
-------------------------------------------------------------------------------------
    Total distributions                                                  (0.02)
-------------------------------------------------------------------------------------
Net asset value, end of period                                          $20.40
-------------------------------------------------------------------------------------
Total return (b)                                                          2.58%
-------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $  248
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                             1.83% (d)
-------------------------------------------------------------------------------------
  Without expense reimbursements                                          1.83% (d)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (0.32)% (d)
-------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                 18%
-------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $910,546.
 (d) Annualized.
 (e) Not annualized for periods less than one year.


                                                                   ----------------
                                                                    SIX MONTHS
                                                                       ENDED
                                                                   SEPTEMBER 30,
                                                                       2003
--------------------------------------------------------------------
Net asset value, beginning of period                                  $  8.19
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.13 (a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        0.97
------------------------------------------------------------------------------------
    Total from investment operations                                     1.10
------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                  (0.13)
------------------------------------------------------------------------------------
  Distributions from net realized gains                                    --
------------------------------------------------------------------------------------
    Total distributions                                                 (0.13)
------------------------------------------------------------------------------------
Net asset value, end of period                                        $  9.16
------------------------------------------------------------------------------------
Total return (b)                                                        13.36%
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $75,322
------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                            1.30% (c)
------------------------------------------------------------------------------------
  Without expense reimbursements                                         2.06% (c)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                     2.82% (c)
------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                                28%
------------------------------------------------------------------------------------

                                                                                      INVESTOR CLASS
                                                                   ------------------------------------------------
                                                                                                    FIVE MONTHS
                                                                        YEAR ENDED MARCH 31,           ENDED
                                                                   -----------------------------     MARCH 31,
                                                                     2003       2002       2001        2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.66   $  16.20   $  20.42    $  17.68
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.23       0.15       0.13        0.04
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    (2.46)     (5.54)     (3.22)       3.95
-------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 (2.23)     (5.39)     (3.09)       3.99
-------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.24)     (0.15)     (0.13)      (0.04)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --         --      (1.00)      (1.21)
-------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.24)     (0.15)     (1.13)      (1.25)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  8.19   $  10.66   $  16.20    $  20.42
-------------------------------------------------------------------------------------------------------------------
Total return (b)                                                    (20.99)%   (33.34)%   (15.18)%     23.99%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $72,749   $124,578   $232,877    $260,554
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                         1.30%      1.30%      1.30%       1.24% (d)
-------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                      1.90%      1.57%      1.40%       1.33% (d)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                  2.63%      1.09%      0.74%       0.50% (d)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                             64%        56%        49%         18%
-------------------------------------------------------------------------------------------------------------------

                                                                   -------------------
                                                                       YEAR ENDED
                                                                       OCTOBER 31,
                                                                   ------------------
                                                                     1999      1998
--------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  14.73  $  12.42
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.17      0.30
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      3.20      2.56
--------------------------------------------------------------------------------------
    Total from investment operations                                   3.37      2.86
--------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.21)    (0.26)
--------------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.21)    (0.29)
--------------------------------------------------------------------------------------
    Total distributions                                               (0.42)    (0.55)
--------------------------------------------------------------------------------------
Net asset value, end of period                                     $  17.68  $  14.73
--------------------------------------------------------------------------------------
Total return (b)                                                      23.22%    23.44%
--------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $223,334  $177,309
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With expense reimbursements                                          1.26%     1.29%
--------------------------------------------------------------------------------------
  Without expense reimbursements                                       1.43%     1.36%
--------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                   1.02%     1.82%
--------------------------------------------------------------------------------------
Portfolio turnover rate (e)                                              32%       47%
--------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding.
 (b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
 (c) Ratios are annualized and based on average daily net assets of $76,155,739.
 (d) Annualized.
 (e) Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENTS

On October 21, 2003, shareholders of the Fund approved the following:
     .   The election of Directors as proposed;
     . A new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-adviosr for the Fund. These agreements will become effective in November 2003;
     . An Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

  Also on October 28, 2003, the shareholders of the AIM Global Utilities Fund (the "Selling Fund") approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Selling Fund would transfer substantially all of its assets to the INVESCO Utilities Fund (the "Fund") in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 12--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

BOARD OF DIRECTORS   OFFICERS                               OFFICE OF THE FUND
(effective 10-21-03) (effective 11-05-03)                   11 Greenway Plaza
Bob R. Baker         Robert H. Graham                       Suite 100
                     Chairman and President                 Houston, TX 77046
Frank S. Bayley
                     Raymond R. Cunningham                  INVESTMENT ADVISOR
James T. Bunch       Executive Vice President               (effective 11-25-03)
                                                            A I M Advisors, Inc.
Bruce L. Crockett    Mark H. Williamson                     11 Greenway Plaza
                     Executive Vice President               Suite 100
Albert R. Dowden                                            Houston, TX 77046-1173
                     Kevin M. Carome
Edward K. Dunn, Jr.  Senior Vice President and Secretary    SUB-ADVISOR
                                                            (effective 11-25-03)
Jack M. Fields       Gary T. Crum                           INVESCO Institutional (N.A.), Inc.
                     Senior Vice President                  1360 Peachtree Street, N.E., Suite 100
Carl Frischling                                             Atlanta, GA 30309
                     Dana R. Sutton
Robert H. Graham     Vice President and Treasurer           TRANSFER AGENT
                                                            (effective 10-01-03)
Gerald J. Lewis      Ronald L. Grooms                       AIM Investment Services, Inc.
                     Vice President and Assistant Treasurer P.O. Box 4739
Prema Mathai-Davis                                          Houston, TX 77210-4739
                     Robert G. Alley
Lewis F. Pennock     Vice President                         CUSTODIAN
                                                            State Street Bank and Trust Company
Ruth H. Quigley      Stuart W. Coco                         225 Franklin Street
                     Vice President                         Boston, MA 02110
Louis S. Sklar
                     Melville B. Cox                        COUNSEL TO THE FUND
Larry Soll           Vice President                         (effective 10-21-03)
                                                            Ballard Spahr
Mark H. Williamson   Karen Dunn Kelley                      Andrews & Ingersoll, LLP
                     Vice President                         1735 Market Street, 51st Floor
                                                            Philadelphia, PA 19103-7599
                     Edgar M. Larsen
                     Vice President                         COUNSEL TO THE DIRECTORS
                                                            (effective 10-21-03)
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

     Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund 1
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund 2
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

     International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund 3
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund 4

     Sector Equity

AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund

     Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short-Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

/1/Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. /2/AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. /3/Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. /4/Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

     For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                                                              AIMinvestments.com

                                        Your goals Our solutions --Servicemark--
                                          [LOGO OF AIM INVESTMENTS APPEARS HERE]
                                          --Servicemark--

ITEM 2. CODE OF ETHICS.

      Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

      (a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds
            (Successor to: AIM Sector Funds, Inc.)

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                  EXHIBIT INDEX

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.